As filed with the Securities and Exchange Commission on April 18, 2013

Registration No. 333-52956; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 24	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 49	(X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b) of Rule 485

  X    On May 1, 2013, pursuant to paragraph (b) of Rule 485

        60 days after filing pursuant to paragraph (a)(1) of Rule 485

        On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity®, formerly the Schwab Signature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2013 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically with the SEC.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or

•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

The date of this Prospectus is May 1, 2013.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Core Equity VIP Fund – Class A Shares

•	DWS Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Mid Cap Value VIP)

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. Comstock Fund – Series I Shares (formerly Invesco Van Kampen V.I. Comstock Fund)

•	Invesco V.I. Growth and Income Fund – Series I Shares (formerly Invesco Van Kampen V.I. Growth and Income Fund)

•	Invesco V.I. International Growth Fund – Series I Shares

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

•	Invesco V.I. Small Cap Equity Fund – Series I Shares

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS International Value Portfolio – Service Class Shares

•	MFS Utilities Series – Service Class Shares

•	NVIT Mid Cap Index Fund – Class II Shares

•	Oppenheimer Global Securities Fund/VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares (formerly Pioneer Growth Opportunities VCT Portfolio)

•	The Prudential Series Fund Equity Portfolio – Class II Shares

•	The Prudential Series Fund Natural Resources Portfolio – Class II Shares

•	Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares

•	Schwab MarketTrack Growth Portfolio II™

•	Schwab Money Market Portfolio™

•	Schwab S&P 500 Index Portfolio

•	Sentinel Variable Products Small Company Fund

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

2

•	Sentinel Variable Products Common Stock Fund

•	Sentinel Variable Products Bond Fund

•	Templeton Foreign Securities Fund – Class 2 Shares

•	Touchstone Mid Cap Growth Fund

•	Van Eck VIP Global Hard Assets Fund – Class S Shares

•	Van Eck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares (formerly Van Eck VIP Global Bond Fund)

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	Alger Balanced Portfolio – Class I-2 Shares[4]

•	AllianceBernstein VPS Growth Portfolio – Class A Shares[2]

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares[2]

•	AllianceBernstein VPS International Value Portfolio – Class A Shares[1]

•	American Century VP International Fund – Class I Shares[4]

•	American Century VP Income & Growth Fund – Class I Shares[1]

•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares[4]

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares[2]

•	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares[5]

•	DWS Small Mid Cap Growth VIP – Class A Shares[4]

•	Invesco V.I. High Yield Fund – Series I Shares[5]

•	Invesco V.I. Technology Fund – Series I Shares[4]

•	Janus Aspen Balanced Portfolio – Institutional Shares[3]

•	Janus Aspen Flexible Bond Portfolio – Institutional Shares[3]

•	Janus Aspen Global Research Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Portfolio)[5]

•	JPMorgan Insurance Trust Small Cap Core Portfolio[4]

•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares[2]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares[1]

•	Third Avenue Value Portfolio – Variable Series Trust Shares[2]

1 Effective April 27, 2010, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

2 Effective May 1, 2009, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

3 Effective May 1, 2007, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

4 Effective May 1, 2006, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

5 Effective April 29, 2005, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

3

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Via Internet:

www.schwab.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

4

5

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant’s 91st birthday.

6

Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 for Contracts issued after April 30, 2004. See “Death Benefit” on page XX.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-311-4887.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

7

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

*	Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit Option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.28%	1.71%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

8

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years

$265	$856	$1,533	$3,679

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

9

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact the Annuity Service Center

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

10

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

11

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.

Alger Balanced Portfolio–Class I-2 Shares seeks current income and long term capital appreciation.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital.

AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income.

AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

12

American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

American Century VP International Fund–Class I Shares seeks capital growth.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective.

American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.

Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio–Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub-advised by Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares seeks capital growth.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital.

DWS Core Equity VIP Fund – Class A Shares (formerly DWS Blue Chip VIP) seeks growth of capital and income. Sub-advised by QS Investors, LLC.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

13

DWS Small Mid Cap Value VIP–Class A Shares (formerly DWS Dreman Small Mid Cap Value VIP) seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.

DWS Small Mid Cap Growth VIP–Class A Shares seeks long-term capital appreciation.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.

Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. Comstock Fund–Series I Shares (formerly Invesco Van Kampen V.I. Comstock Fund) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Growth and Income Fund–Series I Shares (formerly Invesco Van Kampen V.I. Growth and Income Fund) seeks long-term growth of capital and income.

Invesco V.I. High Yield Fund–Series I Shares seeks current income and, secondarily, capital appreciation.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund–Series I Shares seeks long-term growth of capital.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital.

14

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Global Research Portfolio–Institutional Shares (formerly Janus Aspen Worldwide Portfolio) seeks long-term growth of capital.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.

J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return.

MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares seeks growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non-Service Shares seeks capital appreciation.

Oppenheimer International Growth Fund/VA–Non-Service Shares seeks capital appreciation.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

15

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Select Mid Cap Growth VCT Portfolio–Class I Shares (formerly Pioneer Growth Opportunities VCT Portfolio) seeks long term capital growth.

The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.

The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital. Sub-advised by Jennison Associates, LLC of New York, NY.

The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital.

Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.

Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.

Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks high capital growth with less volatility than an all-stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Small Company Fund seeks growth of capital.

Third Avenue Variable Series Trust–advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate).

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

16

Touchstone Mid Cap Growth Fund seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares (formerly Van Eck VIP Global Bond Fund) seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

17

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

18

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.com where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

19

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

20

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

21

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

22

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” on page XX.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

23

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit

24

Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the date the payouts begin.

25

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or

•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

26

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

27

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

•	The calendar day of the month on which withdrawals will be made; and

•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Annuity Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant’s 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

28

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

29

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.

•	The Contract is a qualified funding asset for a structured settlement.

•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

30

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

31

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

32

Health Care and Education Reconciliation Act of 2010

The Health Care and Education Reconciliation Act of 2010 amends the Patient Protection and Affordable Care Act and imposes a new unearned income Medicare tax. Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

33

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule and includes an explanatory paragraph referring to the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts). Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

34

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

www.schwab.com

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;

•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

•	the calculation of annuity payouts;

•	postponement of payouts;

•	services;

•	withholding; and

•	financial statements.

35

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (0.65)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.33	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00	8.45
Value at end of period	13.01	12.33	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00
Number of accumulation units outstanding at end of period	27,147	34,129	36,408	39,469	53,266	67,736	83,844	99,107	110,809	109,440
ALGER LARGE CAP GROWTH
Value at beginning of period	10.11	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95	5.92
Value at end of period	11.03	10.11	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95
Number of accumulation units outstanding at end of period	476,527	478,575	496,407	426,238	623,431	604,526	254,412	240,350	191,268	198,997
ALGER MID CAP GROWTH
Value at beginning of period	14.19	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01	10.00
Value at end of period	16.39	14.19	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01
Number of accumulation units outstanding at end of period	105,715	134,735	180,295	197,293	246,849	267,747	142,638	133,009	89,777	64,304
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	11.30	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57	7.27
Value at end of period	13.19	11.30	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57
Number of accumulation units outstanding at end of period	224,828	248,331	290,002	362,704	511,761	575,180	521,544	546,779	480,706	326,171
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	10.02	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23	6.13
Value at end of period	11.33	10.02	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23
Number of accumulation units outstanding at end of period	54,955	66,883	108,236	127,629	160,266	163,565	145,165	144,178	98,192	45,080
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	11.95	14.29	12.74	9.19	18.08	15.41	12.21	10.00
Value at end of period	13.72	11.95	14.29	12.74	9.19	18.08	15.41	12.21
Number of accumulation units outstanding at end of period	569,834	672,644	838,235	872,856	1,128,393	1,106,315	753,304	284,652
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.16	7.68	7.39	5.52	11.87	11.29	10.00
Value at end of period	7.01	6.16	7.68	7.39	5.52	11.87	11.29
Number of accumulation units outstanding at end of period	372,109	479,868	688,066	945,682	1,032,153	985,118	536,762
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	29.72	27.44	21.86	16.99	26.60	31.21	23.31	21.01	15.59	11.27
Value at end of period	35.79	29.72	27.44	21.86	16.99	26.60	31.32	23.31	21.01	15.59
Number of accumulation units outstanding at end of period	324,798	277,260	282,610	293,746	293,191	303,381	380,707	340,144	352,239	232,851
ALLIANCEBERNSTEIN VPS SMALL/MIDCAP VALUE
Value at beginning of period	11.04	12.13	9.62	6.78	10.59	10.48	10.00
Value at end of period	13.03	11.04	12.13	9.62	6.78	10.59	10.48
Number of accumulation units outstanding at end of period	149,921	153,290	213,115	197,397	149,686	127,516	74,541
AMERICAN CENTURY VP BALANCED
Value at beginning of period	14.62	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75	10.00
Value at end of period	16.24	14.62	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75
Number of accumulation units outstanding at end of period	315,810	275,500	214,512	216,363	258,667	279,804	130,725	142,758	69,291	18,397
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	11.51	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64	7.50
Value at end of period	13.12	11.51	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64
Number of accumulation units outstanding at end of period	123,738	183,879	226,058	251,676	258,194	297,967	324,260	356,076	243,033	108,794
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	10.86	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10	6.55
Value at end of period	13.08	10.86	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10
Number of accumulation units outstanding at end of period	98,097	108,552	121,734	164,161	197,635	244,293	309,359	454,100	245,812	189,050
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.27	15.50	13.11	10.00
Value at end of period	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	121,384	107,051	67,678	30,948
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.86	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52	10.00
Value at end of period	16.92	14.86	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52
Number of accumulation units outstanding at end of period	558,517	563,202	579,763	512,344	525,215	561,777	457,477	304,382	144,996	27,978
BARON LVIP GROWTH OPPORTUNITIES
Value at beginning of period	19.06	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69	10.00
Value at end of period	22.39	19.06	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69
Number of accumulation units outstanding at end of period	256,803	283,301	318,671	352,957	363,927	369,577	292,654	262,841	182,068	17,381

COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	13.53	15.50	13.32	10.00
Value at end of period	14.94	13.53	15.50	13.32
Number of accumulation units outstanding at end of period	52,341	68,394	81,369	19,265
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.27	10.00
Value at end of period	9.86	9.27
Number of accumulation units outstanding at end of period	196,641	204,356
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	14.82	15.89	12.65	10.00
Value at end of period	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	33,048	53,065	45,096	29,881
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	23.37	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15	10.03
Value at end of period	26.45	23.37	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15
Number of accumulation units outstanding at end of period	306,873	330,632	361,469	408,022	442,953	505,999	536,386	502,117	394,682	249,520
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	17.69	16.47	12.16	8.42	14.25	12.70	12.02	10.00
Value at end of period	19.52	17.69	16.47	12.16	8.42	14.25	12.70	12.02
Number of accumulation units outstanding at end of period	116,795	103,309	76,082	55,507	30,071	32,435	21,480	1,520
DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.57	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64	10.00
Value at end of period	18.51	15.57	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64
Number of accumulation units outstanding at end of period	39,292	44,090	58,536	75,247	96,891	77,463	67,381	66,741	27,877	12,740
DREYFUS VIF APPRECIATION
Value at beginning of period	13.86	12.80	11.17	9.17	13.11	12.31	10.64	10.26	10.00
Value at end of period	15.21	13.86	12.80	11.17	9.17	13.11	12.31	10.64	10.26
Number of accumulation units outstanding at end of period	325,938	266,904	200,759	120,677	112,535	72,993	50,967	12,987	1,164
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	10.08	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70	6.92
Value at end of period	11.83	10.08	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70
Number of accumulation units outstanding at end of period	42,784	52,708	33,899	47,531	52,300	63,319	89,397	95,759	67,786	68,659
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	9.44	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29	7.87
Value at end of period	11.31	9.44	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29
Number of accumulation units outstanding at end of period	26,814	27,128	27,128	39,119	42,004	53,185	59,823	74,812	95,104	103,251
DWS CAPITAL GROWTH VIP
Value at beginning of period	10.04	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76	6.15
Value at end of period	11.58	10.04	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76
Number of accumulation units outstanding at end of period	566,256	522,649	368,877	357,803	269,933	158,110	127,485	95,364	71,284	51,873
DWS CORE EQUITY VIP
Value at beginning of period	12.04	12.18	10.78	8.10	13.25	12.89	11.22	10.00
Value at end of period	13.85	12.04	12.18	10.78	8.10	13.25	12.89	11.22
Number of accumulation units outstanding at end of period	209,001	304,291	293,200	268,132	336,841	355,527	230,375	5,353
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	10.56	11.32	9.26	7.19	10.86	10.61	10.00
Value at end of period	11.94	10.56	11.32	9.26	7.19	10.86	10.61
Number of accumulation units outstanding at end of period	268,728	323,889	330,934	345,962	285,561	212,566	129,998
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.62	11.70	10.63	8.54	13.51	12.02	10.48	10.00
Value at end of period	12.67	11.62	11.70	10.63	8.54	13.51	12.02	10.48
Number of accumulation units outstanding at end of period	381,262	444,244	387,882	333,870	292,439	123,301	34,057	8,634
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.70	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60	7.98
Value at end of period	18.14	15.70	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60
Number of accumulation units outstanding at end of period	282,362	295,484	299,320	300,645	348,027	316,371	251,429	203,820	198,752	144,944
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	8.34	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49	5.67
Value at end of period	9.48	8.34	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49
Number of accumulation units outstanding at end of period	19,934	20,271	25,074	27,377	34,774	38,655	47,398	72,322	49,295	49,656
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	14.73	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87	10.69
Value at end of period	15.07	14.73	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87
Number of accumulation units outstanding at end of period	881,035	985,153	1,114,491	1,196,810	1,100,270	920,253	821,502	668,822	497,189	412,149

FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.29	10.76	8.45	6.58	9.89	10.20	10.00
Value at end of period	12.10	10.29	10.76	8.45	6.58	9.89	10.20
Number of accumulation units outstanding at end of period	131,460	146,049	159,912	119,721	63,234	46,600	17,025
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	9.60	10.82	10.00
Value at end of period	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	231,290	163,275	79,133
INVESCO V.I. HIGH YIELD
Value at beginning of period	16.08	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19	8.20
Value at end of period	18.71	16.08	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19
Number of accumulation units outstanding at end of period	7,043	7,043	7,362	19,388	24,464	29,514	44,456	64,746	195,459	211,687
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.47	11.30	10.08	7.50	12.67	11.11	10.00
Value at end of period	12.02	10.47	11.30	10.08	7.50	12.67	11.11
Number of accumulation units outstanding at end of period	444,800	481,074	491,886	419,853	324,263	358,055	90,866
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	13.18	14.17	12.50	10.00
Value at end of period	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	74,694	73,628	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.39	15.60	12.21	10.00
Value at end of period	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	35,579	33,538	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	6.66	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48	3.81
Value at end of period	7.37	6.66	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48
Number of accumulation units outstanding at end of period	24,164	26,570	27,619	31,629	34,681	37,683	46,119	136,780	92,750	87,469
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	10.98	11.26	9.77	7.63	11.95	12.27	10.62	10.00
Value at end of period	13.00	10.98	11.26	9.77	7.63	11.95	12.27	10.62
Number of accumulation units outstanding at end of period	143,680	111,755	113,083	125,711	118,667	117,816	107,806	19,969
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	11.81	12.13	10.85	8.78	13.01	12.74	11.03	10.00
Value at end of period	13.45	11.81	12.13	10.85	8.78	13.01	12.74	11.03
Number of accumulation units outstanding at end of period	409,141	485,841	508,588	494,825	534,448	357,681	266,330	49,549
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.72	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52	10.00
Value at end of period	18.87	16.72	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52
Number of accumulation units outstanding at end of period	227,686	246,561	262,769	287,441	326,669	457,592	410,633	118,970	43,902	4,320
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.74	11.66	10.86	8.70	10.43	10.00
Value at end of period	13.23	11.74	11.66	10.86	8.70	10.43
Number of accumulation units outstanding at end of period	1,755,659	1,550,369	1,522,059	1,207,763	884,011	462,895
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	18.77	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08	11.43
Value at end of period	20.20	18.77	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08
Number of accumulation units outstanding at end of period	234,423	249,379	279,160	333,980	399,652	577,297	610,869	598,874	426,085	393,593
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.91	13.16	12.30	10.96	10.43	10.00
Value at end of period	14.94	13.91	13.16	12.30	10.96	10.43
Number of accumulation units outstanding at end of period	1,743,070	1,434,778	1,372,184	1,224,310	728,938	449,917
JANUS ASPEN WORLDWIDE
Value at beginning of period	8.02	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72	6.27
Value at end of period	9.57	8.02	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72
Number of accumulation units outstanding at end of period	30,490	30,490	31,340	42,694	46,232	50,735	95,133	99,045	105,638	175,709
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	14.08	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30	7.62
Value at end of period	16.75	14.08	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30
Number of accumulation units outstanding at end of period	30,597	31,996	37,038	41,188	52,666	76,599	116,376	110,664	121,181	158,324
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.56	17.87	14.66	10.00
Value at end of period	17.65	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	473,401	394,514	339,880	122,785

MFS VIT INTERNATIONAL VALUE
Value at beginning of period	13.84	14.18	13.12	10.00
Value at end of period	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	411,098	342,863	251,171	61,347
MFS VIT UTILITIES
Value at beginning of period	9.96	9.41	8.35	6.32	10.00
Value at end of period	11.20	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	237,061	211,664	123,627	92,858	35,422
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	9.47	10.22	8.16	5.62	10.47	10.22	10.00
Value at end of period	10.86	9.47	10.22	8.16	5.62	10.47	10.22
Number of accumulation units outstanding at end of period	9,676	10,558	16,994	24,785	63,969	43,755	26,542
NVIT MID CAP INDEX
Value at beginning of period	18.23	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90	10.00
Value at end of period	21.25	18.23	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90
Number of accumulation units outstanding at end of period	260,417	250,632	247,412	285,152	349,218	322,355	278,447	258,942	160,964	51,182
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	14.99	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42	7.33
Value at end of period	18.06	14.99	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42
Number of accumulation units outstanding at end of period	579,842	601,279	623,954	704,941	736,025	899,043	814,352	721,098	456,727	207,129
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	14.23	15.43	13.53	9.78	17.16	15.34	11.80	10.00
Value at end of period	17.28	14.23	15.43	13.53	9.78	17.16	15.34	11.80
Number of accumulation units outstanding at end of period	453,383	457,356	427,778	505,646	474,279	518,247	380,588	104,291
PIMCO VIT HIGH YIELD
Value at beginning of period	20.56	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25	10.85
Value at end of period	23.35	20.56	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25
Number of accumulation units outstanding at end of period	803,370	742,486	714,674	773,997	664,816	791,747	543,303	364,562	313,009	235,769
PIMCO VIT LOW DURATION
Value at beginning of period	13.00	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93	10.00
Value at end of period	13.67	13.00	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93
Number of accumulation units outstanding at end of period	3,011,637	2,904,677	2,701,670	2,251,853	1,953,457	1,774,132	1,403,417	1,225,999	757,116	287,572
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.65	14.23	13.25	11.69	11.23	10.39	10.08	10.00
Value at end of period	15.95	14.65	14.23	13.25	11.69	11.23	10.39	10.08
Number of accumulation units outstanding at end of period	5,272,102	5,109,852	5,301,570	4,590,940	4,137,479	3,213,388	2,268,757	300,771
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.67	8.79	7.65	4.43	10.00
Value at end of period	7.40	6.67	8.79	7.65	4.43
Number of accumulation units outstanding at end of period	70,498	104,503	165,853	300,623	79,046
PIONEER FUND VCT
Value at beginning of period	10.47	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62	6.95
Value at end of period	11.46	10.47	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62
Number of accumulation units outstanding at end of period	81,877	127,483	153,594	157,122	215,585	135,937	74,298	63,128	29,900	20,595
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	9.94	10.24	8.57	5.97	9.31	9.75	10.00
Value at end of period	10.57	9.94	10.24	8.57	5.97	9.31	9.75
Number of accumulation units outstanding at end of period	57,564	51,438	57,813	55,994	30,155	25,830	24,255
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.00	10.68	9.12	7.33	11.14	10.64	10.00
Value at end of period	11.01	10.00	10.68	9.12	7.33	11.14	10.64
Number of accumulation units outstanding at end of period	92,327	97,384	108,730	112,839	77,853	74,959	11,428
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.98	14.63	13.21	10.00
Value at end of period	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	46,246	63,183	45,702	-
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.61	18.23	14.39	10.00
Value at end of period	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	135,421	148,608	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.87	10.25	10.00
Value at end of period	11.00	10.87	10.25
Number of accumulation units outstanding at end of period	100,259	83,609	46,365

PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.75	10.62	10.00
Value at end of period	12.75	10.75	10.62
Number of accumulation units outstanding at end of period	140,998	96,538	22,496
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	8.58	10.00
Value at end of period	10.43	8.58
Number of accumulation units outstanding at end of period	77,205	24,729
ROYCE SMALL-CAP
Value at beginning of period	15.01	15.67	13.11	10.00
Value at end of period	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	239,925	195,753	163,253	56,559
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	13.08	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03	7.95
Value at end of period	14.74	13.08	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03
Number of accumulation units outstanding at end of period	862,923	906,371	868,031	853,815	851,786	828,014	553,378	285,063	213,302	169,578
SCHWAB MONEY MARKET
Value at beginning of period	11.28	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23	10.22
Value at end of period	11.21	11.28	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23
Number of accumulation units outstanding at end of period	3,604,078	4,147,381	4,481,309	4,998,624	8,949,505	6,276,882	4,276,333	2,708,383	2,130,238	2,208,675
SCHWAB S&P 500 INDEX
Value at beginning of period	11.34	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06	7.11
Value at end of period	13.04	11.34	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06
Number of accumulation units outstanding at end of period	4,352,613	4,075,218	3,745,599	3,858,136	3,857,936	3,348,543	2,814,209	2,315,440	2,177,686	1,389,111
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.01	11.29	10.59	10.00
Value at end of period	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	207,195	157,318	140,347	68,614
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.75	14.54	12.64	10.00
Value at end of period	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	226,452	169,096	133,200	17,909
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.90	15.53	12.63	10.00
Value at end of period	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	51,429	73,821	37,793	11,161
THIRD AVENUE VALUE
Value at beginning of period	6.99	8.95	7.89	5.47	9.77	10.33	10.00
Value at end of period	8.85	6.99	8.95	7.89	5.47	9.77	10.33
Number of accumulation units outstanding at end of period	320,049	441,325	619,787	791,857	1,004,049	867,622	453,625
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.99	15.88	13.14	10.00
Value at end of period	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	82,019	83,294	91,070	50,864
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.36	11.50	10.90	10.00
Value at end of period	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	472,887	390,754	262,896	87,084
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.30	17.28	13.51	10.00
Value at end of period	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	206,700	221,542	204,692	90,702
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	12.28	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65	4.98
Value at end of period	14.37	12.28	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65
Number of accumulation units outstanding at end of period	153,597	193,722	191,014	182,421	208,456	240,879	142,197	103,024	87,046	92,408
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	14.10	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41	6.91
Value at end of period	16.19	14.10	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41
Number of accumulation units outstanding at end of period	151,889	147,443	166,039	170,046	154,365	150,979	126,802	140,863	153,430	174,504
INVESTMENT DIVISION (0.70)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.26	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98	8.45
Value at end of period	12.93	12.26	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98
Number of accumulation units outstanding at end of period	40,111	41,731	44,663	53,045	72,980	83,851	100,959	207,288	269,868	307,918

ALGER LARGECAP GROWTH
Value at beginning of period	10.05	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94	5.92
Value at end of period	10.97	10.05	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94
Number of accumulation units outstanding at end of period	86,957	84,764	118,965	142,949	158,263	208,329	194,217	219,926	252,765	263,150
ALGER MID CAP GROWTH
Value at beginning of period	14.13	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01	10.00
Value at end of period	16.31	14.13	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01
Number of accumulation units outstanding at end of period	27,270	25,610	40,469	55,888	43,857	77,107	64,232	63,719	56,300	70,403
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	11.24	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56	7.26
Value at end of period	13.12	11.24	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56
Number of accumulation units outstanding at end of period	79,765	92,196	117,811	181,819	247,617	311,858	331,146	407,125	484,141	439,663
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	9.96	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21	6.12
Value at end of period	11.26	9.96	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21
Number of accumulation units outstanding at end of period	22,613	22,933	24,207	49,016	57,966	124,518	113,566	140,601	127,537	71,698
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	11.91	14.25	12.71	9.17	18.06	15.39	12.20	10.00
Value at end of period	13.66	11.91	14.25	12.71	9.17	18.06	15.39	12.20
Number of accumulation units outstanding at end of period	69,328	95,434	113,106	168,992	177,796	193,982	164,349	104,810
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.14	7.66	7.38	5.52	11.86	11.29	10.00
Value at end of period	6.99	6.14	7.66	7.38	5.52	11.86	11.29
Number of accumulation units outstanding at end of period	19,657	27,701	48,171	100,705	138,707	162,291	141,998
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	29.56	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57	11.26
Value at end of period	35.58	29.56	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57
Number of accumulation units outstanding at end of period	48,527	89,472	105,084	93,854	77,008	92,149	168,132	179,859	215,232	244,925
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	11.01	12.10	9.61	6.77	10.58	10.48	10.00
Value at end of period	12.98	11.01	12.10	9.61	6.77	10.58	10.48
Number of accumulation units outstanding at end of period	12,445	29,914	45,521	51,029	22,426	27,361	23,137
AMERICAN CENTURY VP BALANCED
Value at beginning of period	14.56	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74	10.00
Value at end of period	16.17	14.56	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74
Number of accumulation units outstanding at end of period	49,272	56,565	27,371	29,260	29,848	37,751	38,504	59,183	36,909	17,320
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	11.45	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62	7.49
Value at end of period	13.04	11.45	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62
Number of accumulation units outstanding at end of period	25,660	27,566	30,810	53,839	67,593	74,358	85,597	103,139	135,993	140,734
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	10.80	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09	6.54
Value at end of period	13.00	10.80	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09
Number of accumulation units outstanding at end of period	58,176	63,730	80,711	94,834	110,077	148,770	180,737	231,955	209,195	191,289
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.25	15.49	13.11	10.00
Value at end of period	17.60	15.25	15.49	13.11
Number of accumulation units outstanding at end of period	10,366	9,111	5,546	1,848
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.80	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51	10.00
Value at end of period	16.84	14.80	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51
Number of accumulation units outstanding at end of period	60,189	65,834	69,811	65,733	103,298	106,549	105,848	94,288	79,721	73,547
BARON LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.98	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69	10.00
Value at end of period	22.29	18.98	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69
Number of accumulation units outstanding at end of period	34,401	42,405	47,844	51,788	48,128	76,720	58,943	75,222	88,845	20,363
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	13.52	15.49	13.31	10.00
Value at end of period	14.91	13.52	15.49	13.31
Number of accumulation units outstanding at end of period	3,281	3,238	3,932	4,748
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.27	10.00
Value at end of period	9.85	9.27
Number of accumulation units outstanding at end of period	41,159	35,232

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	14.80	15.88	12.64	10.00
Value at end of period	16.35	14.80	15.88	12.64
Number of accumulation units outstanding at end of period	1,492	1,413	4,282	-
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	17.64	16.42	12.13	8.40	14.23	12.69	12.02	10.00
Value at end of period	19.44	17.64	16.42	12.13	8.40	14.23	12.69	12.02
Number of accumulation units outstanding at end of period	29,972	25,890	45,105	9,475	2,268	2,268	1,011	1,401
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	23.25	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13	10.02
Value at end of period	26.30	23.25	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13
Number of accumulation units outstanding at end of period	128,351	161,917	173,466	159,879	175,862	228,361	342,600	385,943	444,074	470,103
DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.50	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64	10.00
Value at end of period	18.42	15.50	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64
Number of accumulation units outstanding at end of period	370	402	1,488	2,894	10,267	28,840	30,338	43,054	34,564	8,868
DREYFUS VIF APPRECIATION
Value at beginning of period	13.81	12.76	11.14	9.15	13.09	12.30	10.63	10.26	10.00
Value at end of period	15.14	13.81	12.76	11.14	9.15	13.09	12.30	10.63	10.26
Number of accumulation units outstanding at end of period	73,780	94,266	47,255	18,129	23,599	14,505	7,914	262	-
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	10.03	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69	6.92
Value at end of period	11.76	10.03	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69
Number of accumulation units outstanding at end of period	48,488	55,006	42,639	33,210	41,561	43,439	44,891	49,137	74,215	69,730
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	9.37	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26	7.85
Value at end of period	11.22	9.37	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26
Number of accumulation units outstanding at end of period	11,980	17,258	25,425	29,314	38,643	41,470	58,911	85,467	106,621	118,045
DWS CAPITAL GROWTH VIP
Value at beginning of period	9.98	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75	6.15
Value at end of period	11.51	9.98	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75
Number of accumulation units outstanding at end of period	83,878	67,821	46,937	54,586	62,234	47,863	45,796	64,108	71,626	51,458
DWS CORE EQUITY VIP
Value at beginning of period	12.00	12.15	10.75	8.08	13.23	12.88	11.21	10.00
Value at end of period	13.80	12.00	12.15	10.75	8.08	13.23	12.88	11.21
Number of accumulation units outstanding at end of period	14,216	39,143	19,783	11,776	19,207	22,283	12,653	2,796
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	10.53	11.30	9.24	7.18	10.85	10.61	10.00
Value at end of period	11.90	10.53	11.30	9.24	7.18	10.85	10.61
Number of accumulation units outstanding at end of period	22,416	25,803	30,638	28,689	20,141	9,840	10,825
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.58	11.67	10.61	8.52	13.49	12.01	10.48	10.00
Value at end of period	12.62	11.58	11.67	10.61	8.52	13.49	12.01	10.48
Number of accumulation units outstanding at end of period	53,019	37,758	57,346	20,355	17,898	36,878	31,756	43,396
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.62	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59	7.97
Value at end of period	18.03	15.62	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59
Number of accumulation units outstanding at end of period	31,698	34,279	74,807	85,884	83,527	100,858	117,123	166,915	219,967	230,948
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	8.29	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47	5.66
Value at end of period	9.42	8.29	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47
Number of accumulation units outstanding at end of period	10,062	10,083	23,443	24,853	30,657	39,935	62,794	119,327	138,251	151,738
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	14.66	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86	10.68
Value at end of period	14.99	14.66	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86
Number of accumulation units outstanding at end of period	187,805	227,723	313,216	509,550	568,360	470,898	550,162	717,207	785,115	980,160
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.26	10.74	8.43	6.57	9.88	10.20	10.00
Value at end of period	12.06	10.26	10.74	8.43	6.57	9.88	10.20
Number of accumulation units outstanding at end of period	6,039	22,153	20,410	22,467	2,859	2,052	2,052
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	9.60	10.81	10.00
Value at end of period	11.27	9.60	10.81
Number of accumulation units outstanding at end of period	8,605	9,728	8,236

INVESCO V.I. HIGH YIELD
Value at beginning of period	15.99	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17	8.19
Value at end of period	18.61	15.99	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17
Number of accumulation units outstanding at end of period	12,047	12,047	12,047	12,668	20,313	23,264	28,326	57,847	74,732	96,851
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.44	11.28	10.06	7.49	12.66	11.11	10.00
Value at end of period	11.98	10.44	11.28	10.06	7.49	12.66	11.11
Number of accumulation units outstanding at end of period	26,912	30,545	26,266	29,914	26,078	37,408	51,223
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	13.16	14.16	12.50	10.00
Value at end of period	14.50	13.16	14.16	12.50
Number of accumulation units outstanding at end of period	3,803	11,088	8,360	519
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.36	15.59	12.21	10.00
Value at end of period	17.38	15.36	15.59	12.21
Number of accumulation units outstanding at end of period	4,736	3,885	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	6.63	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48	3.79
Value at end of period	7.33	6.63	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48
Number of accumulation units outstanding at end of period	14,841	15,654	18,675	20,644	34,795	43,714	59,520	72,161	126,127	130,598
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	10.94	11.22	9.75	7.62	11.93	12.26	10.62	10.00
Value at end of period	12.95	10.94	11.22	9.75	7.62	11.93	12.26	10.62
Number of accumulation units outstanding at end of period	4,462	6,620	11,257	7,897	12,582	13,556	12,806	9,871
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	11.77	12.10	10.83	8.77	12.99	12.72	11.02	10.00
Value at end of period	13.40	11.77	12.10	10.83	8.77	12.99	12.72	11.02
Number of accumulation units outstanding at end of period	29,547	32,412	21,015	49,717	27,969	24,285	21,483	26,202
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.64	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52	10.00
Value at end of period	18.78	16.64	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52
Number of accumulation units outstanding at end of period	39,156	51,486	63,634	76,780	78,149	105,621	123,056	97,347	50,893	13,603
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.72	11.64	10.84	8.69	10.43	10.00
Value at end of period	13.19	11.72	11.64	10.84	8.69	10.43
Number of accumulation units outstanding at end of period	230,652	219,796	245,939	215,381	186,071	16,752
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	18.67	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06	11.42
Value at end of period	20.08	18.67	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06
Number of accumulation units outstanding at end of period	197,329	232,720	266,433	296,341	349,074	459,676	546,980	664,139	776,977	875,374
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.88	13.14	12.28	10.95	10.43	10.00
Value at end of period	14.90	13.88	13.14	12.28	10.95	10.43
Number of accumulation units outstanding at end of period	160,882	147,968	157,332	163,034	85,020	34,941
JANUS ASPEN WORLDWIDE
Value at beginning of period	7.98	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71	6.26
Value at end of period	9.51	7.98	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71
Number of accumulation units outstanding at end of period	14,422	16,377	16,825	18,043	19,109	26,966	27,627	52,221	99,865	127,448
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	14.00	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28	7.62
Value at end of period	16.65	14.00	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28
Number of accumulation units outstanding at end of period	8,681	10,880	20,702	21,742	21,829	35,350	39,502	58,343	90,110	233,971
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.54	17.86	14.66	10.00
Value at end of period	17.62	14.54	17.86	14.66
Number of accumulation units outstanding at end of period	33,574	39,371	45,330	13,987
MFS INTERNATIONAL VALUE
Value at beginning of period	13.82	14.17	13.12	10.00
Value at end of period	15.91	13.82	14.17	13.12
Number of accumulation units outstanding at end of period	25,358	19,955	15,283	1,581
MFS UTILITIES
Value at beginning of period	9.94	9.40	8.34	6.32	10.00
Value at end of period	11.18	9.94	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	36,826	52,553	22,033	20,952	10,673

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	9.44	10.19	8.15	5.61	10.46	10.22	10.00
Value at end of period	10.82	9.44	10.19	8.15	5.61	10.46	10.22
Number of accumulation units outstanding at end of period	0	0	1,141	1,141	1,523	7,294	9,345
NVIT MID CAP INDEX
Value at beginning of period	18.16	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90	10.00
Value at end of period	21.15	18.16	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90
Number of accumulation units outstanding at end of period	24,613	27,859	32,436	35,812	42,090	45,361	49,308	70,632	56,042	27,260
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	14.91	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41	7.33
Value at end of period	17.96	14.91	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41
Number of accumulation units outstanding at end of period	164,431	227,134	228,046	220,118	282,379	341,251	397,451	453,951	430,326	424,864
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	14.18	15.38	13.50	9.76	17.14	15.32	11.80	10.00
Value at end of period	17.21	14.18	15.38	13.50	9.76	17.14	15.32	11.80
Number of accumulation units outstanding at end of period	24,151	25,259	33,451	40,434	32,609	102,670	57,487	31,108
PIMCO VIT HIGH YIELD
Value at beginning of period	20.47	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25	10.85
Value at end of period	23.23	20.47	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25
Number of accumulation units outstanding at end of period	117,123	72,983	107,381	117,989	106,436	140,350	217,913	211,290	231,784	272,765
PIMCO VIT LOW DURATION
Value at beginning of period	12.94	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92	10.00
Value at end of period	13.61	12.94	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92
Number of accumulation units outstanding at end of period	290,294	301,318	256,585	323,504	232,695	295,140	357,766	342,222	382,875	275,928
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.60	14.19	13.22	11.67	11.22	10.39	10.08	10.00
Value at end of period	15.89	14.60	14.19	13.22	11.67	11.22	10.39	10.08
Number of accumulation units outstanding at end of period	517,526	506,242	456,482	513,699	335,930	197,447	288,330	52,119
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.66	8.78	7.65	4.43	10.00
Value at end of period	7.38	6.66	8.78	7.65	4.43
Number of accumulation units outstanding at end of period	6,801	12,641	35,115	91,023	5,513
PIONEER FUND VCT
Value at beginning of period	10.42	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61	6.95
Value at end of period	11.41	10.42	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61
Number of accumulation units outstanding at end of period	10,758	15,965	11,039	13,095	23,841	13,316	24,425	17,322	47,138	43,763
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	9.91	10.21	8.55	5.96	9.30	9.74	10.00
Value at end of period	10.53	9.91	10.21	8.55	5.96	9.30	9.74
Number of accumulation units outstanding at end of period	534	25,312	27,031	25,599	3,740	-	556
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.97	10.66	9.10	7.32	11.13	10.64	10.00
Value at end of period	10.97	9.97	10.66	9.10	7.32	11.13	10.64
Number of accumulation units outstanding at end of period	16,050	16,235	13,756	22,844	17,254	12,356	954
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.96	14.62	13.20	10.00
Value at end of period	15.69	13.96	14.62	13.20
Number of accumulation units outstanding at end of period	514	507	690	349
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.59	18.21	14.39	10.00
Value at end of period	14.06	14.59	18.21	14.39
Number of accumulation units outstanding at end of period	2,557	2,061	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.86	10.24	10.00
Value at end of period	10.99	10.86	10.24
Number of accumulation units outstanding at end of period	18,877	51,828	5,030
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.75	10.62	10.00
Value at end of period	12.73	10.75	10.62
Number of accumulation units outstanding at end of period	9,957	18,375	-
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	8.58	10.00
Value at end of period	10.42	8.58
Number of accumulation units outstanding at end of period	33,595	4,226

ROYCE SMALL-CAP
Value at beginning of period	14.99	15.66	13.11	10.00
Value at end of period	16.71	14.99	15.66	13.11
Number of accumulation units outstanding at end of period	24,418	25,471	23,810	5,078
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	13.01	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02	7.95
Value at end of period	14.65	13.01	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02
Number of accumulation units outstanding at end of period	144,110	188,716	193,819	202,385	212,923	306,788	330,671	329,362	322,534	294,687
SCHWAB MONEY MARKET
Value at beginning of period	11.23	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21	10.21
Value at end of period	11.15	11.23	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21
Number of accumulation units outstanding at end of period	776,451	780,190	883,275	915,644	1,614,712	1,494,262	1,069,635	1,358,385	1,243,345	2,023,463
SCHWAB S&P 500 INDEX
Value at beginning of period	11.28	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05	7.10
Value at end of period	12.96	11.28	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05
Number of accumulation units outstanding at end of period	675,823	670,131	788,351	823,134	807,769	979,562	1,128,811	1,230,531	1,488,478	1,506,724
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.99	11.28	10.59	10.00
Value at end of period	12.69	11.99	11.28	10.59
Number of accumulation units outstanding at end of period	7,601	5,619	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.73	14.53	12.64	10.00
Value at end of period	16.84	14.73	14.53	12.64
Number of accumulation units outstanding at end of period	10,261	4,032	132	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.87	15.52	12.63	10.00
Value at end of period	17.57	15.87	15.52	12.63
Number of accumulation units outstanding at end of period	4,899	5,159	3,362	-
THIRD AVENUE VALUE
Value at beginning of period	6.98	8.93	7.88	5.46	9.76	10.32	10.00
Value at end of period	8.82	6.98	8.93	7.88	5.46	9.76	10.32
Number of accumulation units outstanding at end of period	18,062	20,889	27,446	31,506	57,125	51,529	44,929
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.97	15.87	13.14	10.00
Value at end of period	16.64	13.97	15.87	13.14
Number of accumulation units outstanding at end of period	13,099	7,025	8,333	813
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.34	11.49	10.90	10.00
Value at end of period	12.94	12.34	11.49	10.90
Number of accumulation units outstanding at end of period	27,953	62,858	19,431	7,194
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.28	17.26	13.51	10.00
Value at end of period	14.62	14.28	17.26	13.51
Number of accumulation units outstanding at end of period	11,441	16,116	22,130	10,269
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	12.22	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64	4.98
Value at end of period	14.28	12.22	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64
Number of accumulation units outstanding at end of period	106,053	113,254	104,221	104,125	138,128	137,612	161,331	172,144	168,312	185,503
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	14.03	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39	6.90
Value at end of period	16.09	14.03	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39
Number of accumulation units outstanding at end of period	59,076	71,017	73,065	85,597	83,208	99,154	128,584	155,013	226,496	269,503
INVESTMENT DIVISION (0.85)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.83	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57	10.00
Value at end of period	13.51	12.83	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57
Number of accumulation units outstanding at end of period	3,830	4,244	7,122	8,960	10,103	14,959	16,227	48,697	35,620	13,647
ALGER LARGECAP GROWTH
Value at beginning of period	14.28	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42	10.00
Value at end of period	15.55	14.28	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42
Number of accumulation units outstanding at end of period	126,691	138,491	136,952	204,270	165,677	207,673	92,170	105,834	83,810	36,011
ALGER MID CAP GROWTH
Value at beginning of period	13.95	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00	10.00
Value at end of period	16.08	13.95	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00
Number of accumulation units outstanding at end of period	53,272	61,926	125,686	134,831	95,444	102,005	78,895	63,608	54,269	22,354

ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	13.01	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20	10.00
Value at end of period	15.16	13.01	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20
Number of accumulation units outstanding at end of period	89,587	97,991	130,139	151,529	301,465	223,765	209,357	243,989	208,800	70,579
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	13.72	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45	10.00
Value at end of period	15.50	13.72	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45
Number of accumulation units outstanding at end of period	19,627	21,421	34,587	47,594	71,426	79,267	58,346	55,470	32,220	6,019
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	11.79	14.13	12.62	9.12	17.99	15.36	12.19	10.00
Value at end of period	13.51	11.79	14.13	12.62	9.12	17.99	15.36	12.19
Number of accumulation units outstanding at end of period	202,947	238,035	323,568	419,349	423,683	499,709	426,600	238,184
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.09	7.61	7.34	5.49	11.84	11.28	10.00
Value at end of period	6.92	6.09	7.61	7.34	5.49	11.84	11.28
Number of accumulation units outstanding at end of period	116,558	127,999	169,069	269,528	431,272	496,719	246,769
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	22.84	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17	10.00
Value at end of period	27.44	22.84	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17
Number of accumulation units outstanding at end of period	149,713	128,073	142,012	123,399	144,190	161,905	183,494	134,999	109,455	69,402
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	10.92	12.02	9.55	6.74	10.56	10.47	10.00
Value at end of period	12.86	10.92	12.02	9.55	6.74	10.56	10.47
Number of accumulation units outstanding at end of period	42,973	47,979	56,347	54,314	77,399	84,062	63,196
AMERICAN CENTURY VP BALANCED
Value at beginning of period	14.38	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73	10.00
Value at end of period	15.94	14.38	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73
Number of accumulation units outstanding at end of period	124,443	91,458	76,209	80,333	83,290	79,262	74,508	66,136	42,032	4,639
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	13.36	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37	10.00
Value at end of period	15.21	13.36	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37
Number of accumulation units outstanding at end of period	59,823	61,372	78,643	120,848	122,928	143,569	178,802	199,096	152,230	33,941
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	15.31	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59	10.00
Value at end of period	18.39	15.31	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59
Number of accumulation units outstanding at end of period	28,608	27,902	31,549	42,071	53,741	70,220	85,336	108,282	69,617	23,853
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.19	15.45	13.09	10.00
Value at end of period	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	25,466	23,556	20,509	9,024
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.61	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50	10.00
Value at end of period	16.60	14.61	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50
Number of accumulation units outstanding at end of period	252,449	240,793	268,246	189,899	206,339	253,985	250,774	188,050	74,425	24,559
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.74	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68	10.00
Value at end of period	21.97	18.74	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68
Number of accumulation units outstanding at end of period	129,988	135,937	144,204	156,173	162,592	195,354	208,005	197,106	125,418	26,629
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	13.46	15.45	13.30	10.00
Value at end of period	14.83	13.46	15.45	13.30
Number of accumulation units outstanding at end of period	15,714	20,105	19,127	1,838
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.26	10.00
Value at end of period	9.82	9.26
Number of accumulation units outstanding at end of period	93,061	88,943.00
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	14.74	15.84	12.63	10.00
Value at end of period	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	10,286	9,383	1,386	1,175
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	19.68	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11	10.00
Value at end of period	22.23	19.68	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11
Number of accumulation units outstanding at end of period	144,993	156,473	161,664	182,026	215,309	234,525	255,370	254,630	163,904	80,773

DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	17.46	16.29	12.05	8.36	14.18	12.66	12.00	10.00
Value at end of period	19.22	17.46	16.29	12.05	8.36	14.18	12.66	12.00
Number of accumulation units outstanding at end of period	26,075	47,392	35,396	21,394	7,856	7,671	8,205	1,421
DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.30	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63	10.00
Value at end of period	18.16	15.30	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63
Number of accumulation units outstanding at end of period	6,646	9,602	12,936	23,637	25,388	29,180	32,551	32,283	21,286	8,127
DREYFUS VIF APPRECIATION
Value at beginning of period	13.65	12.63	11.04	9.09	13.01	12.25	10.61	10.25	10.00
Value at end of period	14.95	13.65	12.63	11.04	9.09	13.01	12.25	10.61	10.25
Number of accumulation units outstanding at end of period	132,987	104,680	147,217	58,170	44,131	36,497	29,061	1,387	411
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	12.77	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20	10.00
Value at end of period	14.95	12.77	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20
Number of accumulation units outstanding at end of period	14,437	22,314	21,316	11,759	11,498	13,890	20,406	15,152	12,048	4,334
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	10.68	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83	10.00
Value at end of period	12.76	10.68	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83
Number of accumulation units outstanding at end of period	4,597	4,597	4,597	4,597	4,597	5,326	7,959	11,921	15,298	4,146
DWS CAPITAL GROWTH VIP
Value at beginning of period	14.16	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12	10.00
Value at end of period	16.29	14.16	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12
Number of accumulation units outstanding at end of period	156,737	114,516	142,615	98,593	99,523	61,148	41,824	53,890	22,290	7,824
DWS CORE EQUITY VIP
Value at beginning of period	11.88	12.05	10.68	8.04	13.18	12.84	11.20	10.00
Value at end of period	13.64	11.88	12.05	10.68	8.04	13.18	12.84	11.20
Number of accumulation units outstanding at end of period	149,116	259,986	61,689	64,950	63,702	170,978	36,754	2,467
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	10.45	11.22	9.19	7.15	10.83	10.59	10.00
Value at end of period	11.78	10.45	11.22	9.19	7.15	10.83	10.59
Number of accumulation units outstanding at end of period	66,726	73,225	151,007	96,964	105,545	71,500	40,642
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.46	11.57	10.53	8.47	13.44	11.98	10.47	10.00
Value at end of period	12.48	11.46	11.57	10.53	8.47	13.44	11.98	10.47
Number of accumulation units outstanding at end of period	164,792	126,522	279,139	180,430	194,320	92,548	55,635	53,847
DWS SMALL CAP INDEX VIP
Value at beginning of period	16.51	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39	10.00
Value at end of period	19.02	16.51	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39
Number of accumulation units outstanding at end of period	55,822	54,804	59,663	66,901	103,591	75,211	67,445	75,602	132,249	53,362
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	12.50	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40	10.00
Value at end of period	14.17	12.50	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40
Number of accumulation units outstanding at end of period	8,201	11,878	16,031	29,108	29,336	33,309	34,684	35,987	38,921	13,386
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.25	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93	10.00
Value at end of period	13.52	13.25	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93
Number of accumulation units outstanding at end of period	458,403	465,143	473,929	487,275	731,081	285,929	230,921	225,523	201,397	56,076
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.17	10.66	8.39	6.55	9.86	10.19	10.00
Value at end of period	11.94	10.17	10.66	8.39	6.55	9.86	10.19
Number of accumulation units outstanding at end of period	51,285	50,844	58,224	39,235	24,888	13,263	8,845
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	9.57	10.80	10.00
Value at end of period	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	75,440	69,735	20,294
INVESCO V.I. HIGH YIELD
Value at beginning of period	17.07	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99	10.00
Value at end of period	19.83	17.07	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99
Number of accumulation units outstanding at end of period	7,931.00	6,803	6,916	25,419	27,768	28,476	30,257	37,287	36,279	13,584
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.36	11.20	10.01	7.46	12.62	11.10	10.00
Value at end of period	11.86	10.36	11.20	10.01	7.46	12.62	11.10
Number of accumulation units outstanding at end of period	191,595	173,178	243,123	124,419	47,901	177,502	22,099

INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	13.11	14.12	12.48	10.00
Value at end of period	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	16,924	17,495	23,797	5,850
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.30	15.55	12.20	10.00
Value at end of period	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	7,392	10,539	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	14.48	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11	10.00
Value at end of period	15.97	14.48	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11
Number of accumulation units outstanding at end of period	3,138	3,138	3,192	4,613	6,702	8,501	9,986	12,290	6,234	3,059
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	10.83	11.13	9.68	7.58	11.88	12.23	10.61	10.00
Value at end of period	12.81	10.83	11.13	9.68	7.58	11.88	12.23	10.61
Number of accumulation units outstanding at end of period	52,458	39,298	43,837	27,918	33,585	28,143	27,267	5,933
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	11.65	11.99	10.75	8.72	12.94	12.69	11.01	10.00
Value at end of period	13.25	11.65	11.99	10.75	8.72	12.94	12.69	11.01
Number of accumulation units outstanding at end of period	105,747	128,721	142,240	245,184	136,112	138,873	96,797	10,206
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.43	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51	10.00
Value at end of period	18.51	16.43	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51
Number of accumulation units outstanding at end of period	92,293	96,621	100,763	107,377	131,297	166,568	149,007	64,795	31,722	13,180
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.64	11.58	10.80	8.67	10.42	10.00
Value at end of period	13.08	11.64	11.58	10.80	8.67	10.42
Number of accumulation units outstanding at end of period	603,145	567,782	540,710	338,708	286,803	148,213
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	15.08	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86	10.00
Value at end of period	16.20	15.08	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86
Number of accumulation units outstanding at end of period	113,454	107,623	123,907	201,257	258,673	334,781	343,139	235,099	161,654	65,697
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.78	13.07	12.23	10.92	10.42	10.00
Value at end of period	14.77	13.78	13.07	12.23	10.92	10.42
Number of accumulation units outstanding at end of period	541,847	510,580	450,845	412,740	257,478	104,560
JANUS ASPEN WORLDWIDE
Value at beginning of period	11.69	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43	10.00
Value at end of period	13.92	11.69	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43
Number of accumulation units outstanding at end of period	5,907	5,932	7,147	25,022	25,784	25,784	29,575	29,804	27,225	29,557
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	16.47	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24	10.00
Value at end of period	19.56	16.47	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24
Number of accumulation units outstanding at end of period	5,303	6,246	6,246	7,199	8,064	12,452	15,259	13,259	13,210	3,393
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.48	17.81	14.64	10.00
Value at end of period	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	158,820	137,119	196,397	55,228
MFS INTERNATIONAL VALUE
Value at beginning of period	13.77	14.14	13.11	10.00
Value at end of period	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	140,563	131,736	177,859	32,806
MFS UTILITIES
Value at beginning of period	9.89	9.36	8.32	6.31	10.00
Value at end of period	11.10	9.89	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	58,830	57,915	43,468	40,180	7,904
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	9.36	10.12	8.10	5.59	10.43	10.21	10.00
Value at end of period	10.71	9.36	10.12	8.10	5.59	10.43	10.21
Number of accumulation units outstanding at end of period	3,958	4,163	4,163	5,457	10,124	12,724	6,043
NVIT MID CAP INDEX
Value at beginning of period	17.93	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89	10.00
Value at end of period	20.85	17.93	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89
Number of accumulation units outstanding at end of period	85,957	96,672	106,625	109,304	112,076	144,149	144,076	124,468	62,921	17,199

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	17.82	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58	10.00
Value at end of period	21.42	17.82	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58
Number of accumulation units outstanding at end of period	148,079	165,267	177,111	236,464	278,810	348,861	287,660	245,693	166,981	39,176
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	14.04	15.25	13.40	9.71	17.07	15.29	11.79	10.00
Value at end of period	17.01	14.04	15.25	13.40	9.71	17.07	15.29	11.79
Number of accumulation units outstanding at end of period	123,316	113,629	112,057	123,021	110,878	199,424	94,572	35,210
PIMCO VIT HIGH YIELD
Value at beginning of period	16.20	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61	10.00
Value at end of period	18.36	16.20	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61
Number of accumulation units outstanding at end of period	446,427	421,227	437,868	380,913	399,775	368,662	300,138	236,973	164,512	113,185
PIMCO VIT LOW DURATION
Value at beginning of period	12.78	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91	10.00
Value at end of period	13.41	12.78	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91
Number of accumulation units outstanding at end of period	1,148,588	1,063,438	1,107,974	1,099,172	782,080	743,594	780,285	647,606	454,971	115,317
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.45	14.07	13.13	11.61	11.17	10.36	10.06	10.00
Value at end of period	15.71	14.45	14.07	13.13	11.61	11.17	10.36	10.06
Number of accumulation units outstanding at end of period	1,828,041	1,848,577	2,102,149	2,025,341	1,649,130	1,198,424	784,104	175,973
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.62	8.74	7.63	4.42	10.00
Value at end of period	7.33	6.62	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	27,088	32,035	51,580	172,627	70,085
PIONEER FUND VCT
Value at beginning of period	13.21	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06	10.00
Value at end of period	14.44	13.21	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06
Number of accumulation units outstanding at end of period	21,955	24,333	22,360	21,183	26,988	48,015	25,733	13,459	11,046	6,352
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	9.83	10.14	8.51	5.93	9.28	9.73	10.00
Value at end of period	10.43	9.83	10.14	8.51	5.93	9.28	9.73
Number of accumulation units outstanding at end of period	4,595	14,526	18,849	13,256	5,589	9,737	6,797
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.88	10.58	9.05	7.29	11.10	10.63	10.00
Value at end of period	10.86	9.88	10.58	9.05	7.29	11.10	10.63
Number of accumulation units outstanding at end of period	28,815	30,575	35,798	30,810	34,312	25,325	4,123
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.90	14.59	13.19	10.00
Value at end of period	15.61	13.90	14.59	13.19
Number of accumulation units outstanding at end of period	25,750	29,932	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.53	18.17	14.37	10.00
Value at end of period	13.99	14.53	18.17	14.37
Number of accumulation units outstanding at end of period	28,662	23,713	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.84	10.23	10.00
Value at end of period	10.95	10.84	10.23
Number of accumulation units outstanding at end of period	52,097	71,760	15,223
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.72	10.61	10.00
Value at end of period	12.68	10.72	10.61
Number of accumulation units outstanding at end of period	43,221	27,390	53,228
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	8.57	10.00
Value at end of period	10.39	8.57
Number of accumulation units outstanding at end of period	88,288	60,635
ROYCE SMALL-CAP
Value at beginning of period	14.93	15.62	13.10	10.00
Value at end of period	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	67,700	73,660	56,868	21,128
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	14.52	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32	10.00
Value at end of period	16.34	14.52	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32
Number of accumulation units outstanding at end of period	277,261	307,101	321,325	299,022	323,868	326,676	400,328	292,308	222,989	165,803

SCHWAB MONEY MARKET
Value at beginning of period	10.84	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99	10.00
Value at end of period	10.75	10.84	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99
Number of accumulation units outstanding at end of period	1,517,456	1,980,689	2,061,906	2,043,718	3,249,305	2,647,953	1,510,198	1,178,676	964,982	752,882
SCHWAB S&P 500 INDEX
Value at beginning of period	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28	10.00
Value at end of period	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28
Number of accumulation units outstanding at end of period	893,491	935,759	944,880	1,226,943	1,128,397	1,069,568	970,617	983,799	666,583	217,600
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.95	11.25	10.58	10.00
Value at end of period	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	25,632	14,647	4,837	1,862
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.67	14.49	12.62	10.00
Value at end of period	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	134,084	78,403	75,026	24,625
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.81	15.48	12.62	10.00
Value at end of period	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	7,814	5,402	5,559	1,128
THIRD AVENUE VALUE
Value at beginning of period	6.92	8.86	7.84	5.44	9.73	10.31	10.00
Value at end of period	8.73	6.92	8.86	7.84	5.44	9.73	10.31
Number of accumulation units outstanding at end of period	77,994	85,466	114,401	134,861	183,460	190,120	123,718
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.92	15.83	13.13	10.00
Value at end of period	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	9,900	15,645	12,529	8
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.29	11.47	10.89	10.00
Value at end of period	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	216,607	241,653	218,731	124,148
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.22	17.22	13.50	10.00
Value at end of period	14.54	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	103,309	88,406	98,924	44,271
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	19.88	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93	10.00
Value at end of period	23.21	19.88	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93
Number of accumulation units outstanding at end of period	54,336	39,289	56,231	39,852	47,852	52,061	30,520	18,244	53,190	3,396
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	17.15	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63	10.00
Value at end of period	19.65	17.15	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63
Number of accumulation units outstanding at end of period	33,038	28,741	39,807	40,106	40,271	30,832	23,158	38,056	47,335	31,082

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.70% if you have selected Death Benefit Option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit Option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable

Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2013, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2013

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule and includes an explanatory paragraph referring to the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts). Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2012

and 2011, and Related Consolidated Statements of

Income, Comprehensive Income, Stockholder’s Equity

and Cash Flows for Each of the Three Years in the Period

Ended December 31, 2012 and Report of Independent

Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedule. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company’s adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2013

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2012 and 2011

(In Thousands, Except Share Amounts)

	December 31,
	2012	2011
Assets		As adjusted
Investments:		See Note 1
Fixed maturities, available-for-sale, at fair value (amortized cost $16,756,216 and $15,586,970)	$18,188,344	$16,589,783
Fixed maturities, held for trading, at fair value (amortized cost $356,012 and $134,591)	367,600	147,526
Mortgage loans on real estate (net of allowances of $2,890 and $21,130)	2,881,758	2,513,087
Policy loans	4,260,200	4,219,849
Short-term investments, available-for-sale (amortized cost $266,332 and $332,764)	266,332	332,764
Limited partnership and other corporation interests	124,814	169,233
Other investments	21,328	22,990

Total investments	26,110,376	23,995,232

Other assets:
Cash	11,387	7,593
Reinsurance receivable	638,797	616,336
Deferred acquisition costs and value of business acquired	204,461	219,833
Investment income due and accrued	257,028	248,114
Collateral under securities lending agreements	142,022	7,099
Due from parent and affiliates	82,828	114,697
Goodwill	105,255	105,255
Other intangible assets	18,249	21,855
Other assets	609,623	505,401
Assets of discontinued operations	33,053	39,621
Separate account assets	24,605,526	22,331,391

Total assets	$52,818,605	$48,212,427

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2012 and 2011

(In Thousands, Except Share Amounts)

	December 31,
	2012	2011
		As adjusted See Note 1
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$23,480,618	$21,828,274
Policy and contract claims	321,375	310,455
Policyholders’ funds	374,821	382,816
Provision for policyholders’ dividends	63,102	64,710
Undistributed earnings on participating business	10,393	11,105

Total policy benefit liabilities	24,250,309	22,597,360

General liabilities:
Due to parent and affiliates	544,447	538,561
Commercial paper	97,987	97,536
Payable under securities lending agreements	142,022	7,099
Deferred income tax liabilities, net	288,995	154,464
Other liabilities	719,969	532,327
Liabilities of discontinued operations	33,053	39,616
Separate account liabilities	24,605,526	22,331,391

Total liabilities	50,682,308	46,298,354

Commitments and contingencies

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	771,041	768,247
Accumulated other comprehensive income	635,699	469,982
Retained earnings	722,525	668,812

Total stockholder’s equity	2,136,297	1,914,073

Total liabilities and stockholder’s equity	$52,818,605	$48,212,427

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Revenues:
Premium income, net of premiums ceded of $50,303, $40,720 and $41,474	$422,153	$523,216	$805,622
Fee income	535,823	486,795	447,954
Net investment income	1,191,551	1,158,486	1,174,744
Realized investment gains (losses), net:
Total other-than-temporary losses	(5,138)	(19,467)	(96,648)
Other-than-temporary (gains) losses transferred to other comprehensive income	(61)	10,005	16,747
Other realized investment gains, net	121,916	33,957	55,406

Total realized investment gains (losses), net	116,717	24,495	(24,495)

Total revenues	2,266,244	2,192,992	2,403,825

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $46,492, $36,876 and $30,678	682,088	645,567	628,895
Increase (decrease) in future policy benefits	(66,697)	18,828	320,167
Interest paid or credited to contractholders	519,499	529,349	518,918
Provision for policyholders’ share of earnings on participating business	(580)	2,884	2,197
Dividends to policyholders	64,000	67,334	70,230

Total benefits	1,198,310	1,263,962	1,540,407
General insurance expenses	596,649	566,693	530,893
Amortization of deferred acquisition costs and value of business acquired	60,479	28,820	29,343
Interest expense	37,387	37,462	37,421

Total benefits and expenses, net	1,892,825	1,896,937	2,138,064

Income from continuing operations before income taxes	373,419	296,055	265,761
Income tax expense	135,305	93,818	68,627

Income from continuing operations	238,114	202,237	197,134
(Loss) from discontinued operations, net of income tax (expense) benefit of $ - , $ - and $900	-	-	(1,600)

Net income	$238,114	$202,237	$195,534

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income

Years Ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Net Income	$238,114	$202,237	$195,534

Components of other comprehensive income
Unrealized holding gains arising on available-for-sale fixed maturity investments (1)	534,028	511,663	724,296
Net change during the period related to cash flow hedges	(18,881)	21,014	17,293
Reclassification adjustment for (gains) losses realized in net income	(107,713)	(74,165)	23,198

Net unrealized gains related to investments	407,434	458,512	764,787

Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(83,835)	(100,216)	(129,715)
Employee benefit plan adjustment	(68,650)	(49,566)	(5,142)

Other, net	(152,485)	(149,782)	(134,857)

Other comprehensive income before income taxes	254,949	308,730	629,930
Income tax expense related to items of other comprehensive income	89,232	108,056	220,476

Other comprehensive income	165,717	200,674	409,454

Total comprehensive income	$403,831	$402,911	$604,988

(1) Other comprehensive income includes the non-credit component of impaired losses on fixed maturities available-for-sale in the amounts of $26,583, $13,590 and $6,346 for the years ended December 31, 2012, 2011 and 2010, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2010 (1)	$7,032	$761,330	$(140,146)	$638,311	$1,266,527
Net income (1)				195,534	195,534
Other comprehensive income (loss), net of income taxes (1)			409,454		409,454
Dividends				(160,917)	(160,917)
Capital contribution - stock-based compensation		1,855			1,855
Income tax benefit on stock-based compensation		1,459			1,459

Balances, December 31, 2010 (1)	7,032	764,644	269,308	672,928	1,713,912
Net income (1)				202,237	202,237
Other comprehensive income (loss), net of income taxes (1)			200,674		200,674
Dividends				(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786			1,786
Income tax benefit on stock-based compensation		1,817			1,817

Balances, December 31, 2011 (1)	7,032	768,247	469,982	668,812	1,914,073
Net income				238,114	238,114
Other comprehensive income (loss), net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480

Balances, December 31, 2012	$7,032	$771,041	$635,699	$722,525	$2,136,297

(1)	As adjusted; See Note 1

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Cash flows from operating activities:
Net income	$238,114	$202,237	$195,534
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	(580)	2,884	2,197
Amortization of premiums (accretion of discounts) on investments, net	(28,495)	(41,220)	(44,096)
Net realized (gains) losses on investments	(126,938)	(62,088)	26,665
Net proceeds (purchases) of trading securities	(220,646)	3,597	901
Interest credited to contractholders	515,356	525,347	514,002
Depreciation and amortization	82,595	48,094	44,540
Deferral of acquisition costs	(94,826)	(57,108)	(47,513)
Deferred income taxes	45,371	23,617	33,636
Other, net	(2,681)	(4,037)	(9,834)
Changes in assets and liabilities:
Policy benefit liabilities	(192,755)	(148,298)	135,731
Reinsurance receivable	(15,893)	1,131	4,594
Investment income due and accrued	(8,654)	(8,769)	(13,896)
Other assets	(98,042)	(8,176)	9,256
Other liabilities	31,380	45,515	(112,002)

Net cash provided by operating activities	123,306	522,726	739,715

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	8,432,248	5,373,914	4,515,507
Mortgage loans on real estate	172,950	96,848	158,246
Limited partnership interests, other corporation interests and other investments	52,151	58,872	90,235
Purchases of investments:
Fixed maturities, available-for-sale	(9,407,969)	(6,405,522)	(5,355,943)
Mortgage loans on real estate	(524,396)	(899,234)	(331,843)
Limited partnership interests, other corporation interests and other investments	(5,577)	(7,874)	(19,528)
Net change in short-term investments	81,058	1,576,779	(919,023)
Net change in repurchase agreements	-	(936,762)	445,424
Policy loans, net	4,983	(41,408)	24,257
Purchases of furniture, equipment and software	(23,525)	(19,990)	-

Net cash used in investing activities	(1,218,077)	(1,204,377)	(1,392,668)

See notes to consolidated financial statements.			(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Cash flows from financing activities:
Contract deposits	$2,881,112	$2,544,213	$2,234,984
Contract withdrawals	(1,636,066)	(1,716,544)	(1,570,767)
Change in due to/from parent and affiliates	37,598	87,743	(16,274)
Dividends paid	(184,401)	(206,353)	(160,917)
Net commercial paper borrowings	451	5,855	(5,932)
Change in book overdrafts	(609)	(31,963)	3,898
Income tax benefit of stock option exercises	480	1,817	1,459

Net cash provided by financing activities	1,098,565	684,768	486,451

Net increase (decrease) in cash	3,794	3,117	(166,502)
Cash, beginning of year	7,593	4,476	170,978

Cash, end of year	$11,387	$7,593	$4,476

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(102,213)	$(121,436)	$33
Income tax payments withheld and remitted to taxing authorities	48,932	53,630	56,664
Interest	37,387	37,463	37,421

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$2,314	$1,786	$1,855
Fair value of assets acquired in settlement of fixed maturity investments	1,125	13,021	-
Real estate acquired in satisfaction of debt	-	2,140	-

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding Company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities, valuation of deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”), employee benefits plans and income taxes and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

During the year ended December 31, 2012, the Company had an $18,240 decrease in the general mortgage provision allowance as a result of revised assumptions primarily related to the improvement in general economic conditions, the stability of loss levels within the commercial real estate market and the stability of the Company’s own commercial mortgage portfolio.

Retrospective adoption of accounting pronouncement

In October 2010, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2010-26 Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force (“ASU No. 2010-26”). ASU No. 2010-26 provided guidance and modified the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the successful acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarified which costs may not be capitalized as DAC. Such costs include incremental costs related to unsuccessful attempts to acquire new or renewal insurance contracts in addition to certain administrative costs. ASU No. 2010-26 was effective for interim and annual periods in fiscal years beginning after December 15, 2011. The Company adopted ASU No. 2010-26 for its fiscal year beginning January 1, 2012, and applied the retrospective method of adoption to year-end 2004. Any adjustment prior to 2004 was impracticable.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following is a summary of the effects of the adoption of ASU No. 2010-26 on the Company’s condensed consolidated financial statements:

	As previously reported	Retrospective adoption	As adjusted
Consolidated Balance Sheets
December 31, 2011
Deferred acquisition costs and value of business acquired	$343,449	$(123,616)	$219,833
Deferred income tax liabilities, net	197,729	(43,265)	154,464
Accumulated other comprehensive income	445,372	24,610	469,982
Retained earnings	773,773	(104,961)	668,812

Consolidated Statements of Income
December 31, 2011
General insurance expenses	535,636	31,057	566,693
Amortization of deferred acquisition costs and value of business acquired	41,634	(12,814)	28,820
Income tax expense	100,203	(6,385)	93,818
Net income	214,095	(11,858)	202,237

December 31, 2010
General insurance expenses	498,386	32,507	530,893
Amortization of deferred acquisition costs and value of business acquired	50,741	(21,398)	29,343
Income tax expense	72,515	(3,888)	68,627
Net income	202,755	(7,221)	195,534

Consolidated Statements of Comprehensive Income
December 31, 2011
Net income	214,095	(11,858)	202,237
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(96,860)	(3,356)	(100,216)
Income tax expense related to items of other comprehensive income	109,230	(1,174)	108,056

December 31, 2010
Net income	202,755	(7,221)	195,534
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	52,642	(129,715)
Income tax expense related to items of other comprehensive income	202,051	18,425	220,476

Consolidated Statements of Stockholder’s Equity
Balances, January 1, 2010, Accumulated other comprehensive income (loss)	(132,721)	(7,425)	(140,146)
Balances, January 1, 2010, Retained earnings	724,193	(85,882)	638,311
Net income, 2010	202,755	(7,221)	195,534
Other comprehensive income (loss), net of income taxes, 2010	375,237	34,217	409,454
Net income, 2011	214,095	(11,858)	202,237
Other comprehensive income (loss), net of income taxes, 2011	202,856	(2,182)	200,674

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	As previously reported	Retrospective adoption	As adjusted
Consolidated Statements of Cash Flows
December 31, 2011
Net income	214,095	(11,858)	202,237
Depreciation and amortization	60,908	(12,814)	48,094
Deferral of acquisition costs	(88,165)	31,057	(57,108)
Deferred income taxes	30,002	(6,385)	23,617

December 31, 2010
Net income	202,755	(7,221)	195,534
Depreciation and amortization	65,938	(21,398)	44,540
Deferral of acquisition costs	(80,020)	32,507	(47,513)
Deferred income taxes	37,524	(3,888)	33,636

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost. The Company classifies its short-term investments as available-for-sale.

6.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred and are accounted for as secured borrowings. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. In connection with repurchase agreements transactions, it is the Company’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements.

7.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

8.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	A fixed maturity investment has been downgraded by a credit rating agency;
•	The financial condition of the issuer has deteriorated;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

¡

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

¡	U.S. states and their subdivisions - material event notices.
¡	Short-term investments - valued based on amortized cost.
¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.
¡

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

¡	Common collective trusts – the net asset value based on the underlying trust investments.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

¡	Corporate debt securities – unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
¡	Asset-backed securities – internal models utilizing asset-backed securities index spreads.
¡	Separate account assets – single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Internal pricing models may be used to value certain Level 3 securities. These models have been created by the Company based on specific characteristics of the portfolio, such as the high level of illiquidity, the low level of market making and trading activity and the collateralized nature of certain securities. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and how those conditions apply to the Company’s portfolio. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium. The primary inputs into the internal pricing models are the constant default rate and the internally adjusted ABX Index spread. Additionally, a monthly comparison of the internally developed model prices to pricing vendor evaluations is performed and analyzed. The Company determined the use of internal models was more accurate for certain securities categorized as Level 3 primarily due to the internally adjusted ABX Index spread being a better indication of fair value than spread assumptions used by external pricing models in illiquid markets. The internally adjusted ABX Index spread captures exposure to similar cash flows as the Company’s portfolio in a liquid and actively traded market and includes additional spread assumptions for potential illiquidity of the underlying collateral.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrade in the credit ratings of the Company and/or the counterparty.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts are included in other liabilities in the accompanying consolidated balance sheets.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized and amortized using the straight-line method over its estimated useful life. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $48,280 and $33,021, are included in other assets at December 31, 2012 and 2011, respectively. The Company capitalized $17,593, $16,676 and $9,816 of internal use software development costs during the years ended December 31, 2012, 2011 and 2010, respectively.

Deferred acquisition costs and value of business acquired

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business or through the acquisition of insurance or annuity contracts. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) (formerly known as Maxim Series Funds Inc.) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $13,808,516 and $13,051,532 at December 31, 2012 and 2011, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $9,622,357 and $8,727,286 at December 31, 2012 and 2011, respectively, are established at the contractholder’s account value.

Reinsurance Ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,748,375 and $6,705,462 at December 31, 2012 and 2011, respectively. Participating business comprises approximately 9% and 8% of the Company’s individual life insurance in-force at December 31, 2012 and 2011, respectively, and 20%, 19% and 13% of individual life insurance premium income for the years ended December 31, 2012, 2011 and 2010, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

In 2011, the Company implemented a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company having a value equal to the participants’ deferred incentive compensation for the period. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2 and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy rollforward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchases, sales, issuances and settlements provisions for its fiscal year beginning January 1, 2011. The provisions of ASU No. 2010-06 relate only to financial statement disclosures and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-02 Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU No. 2011-02”). ASU No. 2011-02 clarifies and defines the criteria to be met in a debt modification in order to be considered a troubled debt restructuring. It also clarifies whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructures. ASU No. 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 with early adoption permitted and is to be applied retrospectively to the beginning of the annual period of adoption. The Company adopted ASU No. 2011-02 for its fiscal period ended September 30, 2011. The adoption of ASU No. 2011-02 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criteria under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

In May 2011, the FASB issued ASU No. 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 does not extend the use of the existing concepts or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Company adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-04 relate only to financial statement disclosures regarding fair value and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

In June 2011, the FASB issued ASU No. 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU No. 2011-05”). ASU No. 2011-05 provides that, upon adoption, entities must present the components of net income, the components of comprehensive income and the total of comprehensive income for all periods presented. The option of presenting the components of comprehensive income in the statement of changes of equity has been eliminated. ASU No. 2011-05 is effective for interim or annual periods beginning on or after December 15, 2011. The Company adopted ASU No. 2011-05 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-05 relate only to the presentation of other comprehensive income and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-05 was subsequently amended by ASU No. 2011-12.

In September 2011, the FASB issued ASU No. 2011-08 Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU No. 2011-08”). ASU No. 2011-08 provides that entities have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of recorded goodwill is less than its carrying value. If an entity concludes that it is more likely than not that the fair value of recorded goodwill is less than its carrying value, it is then required to calculate the fair value of the recorded goodwill and to measure the amount of impairment loss, if any. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests for fiscal years beginning after December 15, 2011. The Company adopted the provisions of ASU No. 2011-08 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-08 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In December 2011, the FASB issued ASU No. 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU No. 2011-12”). ASU No. 2011-12 indefinitely defers the requirement in ASU No. 2011-05 for entities to present reclassification adjustments out of AOCI by component in both the statement in which net income is presented and statement in which other comprehensive income is presented, for both interim and annual periods. ASU No. 2011-12 does not affect any other provisions of ASU No. 2011-05. ASU No. 2011-12 is effective for fiscal years and interim periods within those years ending after December 15, 2011. The Company adopted the provisions of ASU No. 2011-12 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-12 relate only to the indefinite deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-12 was subsequently amended by ASU No. 2013-02.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Future adoption of new accounting pronouncements

In December 2011, the FASB issued ASU No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). ASU No. 2011-11 provides for entities to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet (presented on a net basis), or subject to an enforceable master netting arrangement or similar arrangement. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and for interim periods within those annual periods. The Company will adopt the provisions of ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The provisions of ASU No. 2011-11 relate only to financial statement disclosures regarding balance sheet offsetting and, accordingly, its adoption will not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-11 was subsequently amended by ASU No. 2013-01.

In January 2013, the FASB issued ASU No. 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU No. 2013-01”). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The Company will adopt the provisions of ASU No. 2013-01 for its fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The effective date is the same as the effective date of ASU No. 2011-11.

In February 2013, the FASB issued ASU No. 2013-02 Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No. 2013-02”). ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income for each applicable component of net income on a prospective basis. ASU No. 2013-02 supersedes the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05 and ASU No. 2011-12, for all entities. The Company will adopt the provisions of ASU No. 2013-02 for its fiscal year beginning January 1, 2013. The provisions of ASU No. 2013-02 relate only to financial statement presentation of other comprehensive income and, accordingly, its adoption will not have an impact on the Company’s consolidated financial position or the results of its operations.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets at December 31, 2012 and 2011 are the following related party amounts:

	December 31,
	2012	2011
Reinsurance receivable	$533,446	$502,093
Future policy benefits	1,990,579	2,115,676

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Included in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 are the following related party amounts:

	Year ended December 31,
	2012	2011	2010
Premium income, net of related party premiums ceded of $18,112, $6,912, and $3,588	$96,439	$129,072	$131,037
Life and other policy benefits, net of reinsurance recoveries of $12,562 $6,426 and $4,906	99,321	106,790	122,830
Decrease in future policy benefits	(39,439)	(70,554)	(65,778)

The Company provides certain administrative and operational services and investment services for The Great-West Life Assurance Company (“GWL”) and The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. Additionally, the Company receives payroll-related services from GWL. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2012, 2011 and 2010. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2012	2011	2010
Investment management and administrative revenue included in fee income and net investment income	$7,770	$7,492	$7,505
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	1,698	3,629	988
Administrative and underwriting expense included in general insurance expense	(2,610)	-	-

Total	$6,858	$11,121	$8,493

The following table summarizes amounts due from parent and affiliates at December 31, 2012 and 2011:

			December 31,
Related party	Indebtedness	Due date	2012	2011
GWL&A Financial Inc.	On account	On demand	$17,236	$6,976
Great-West Lifeco U.S. Inc.	On account	On demand	62,350	105,614
Great-West Lifeco Finance LP	On account	On demand	695	716
Great-West Lifeco Finance LP II	On account	On demand	619	524
Other related party receivables	On account	On demand	1,928	867

Total			$82,828	$114,697

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates at December 31, 2012 and 2011:

			December 31,
Related party	Indebtedness	Due date	2012	2011
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,390	$194,362
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2013	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	-	140
London Life Financial Corporation	On account	On demand	1,735	1,715
The Great-West Life Assurance Company	On account	On demand	2,568	1,765
The Canada Life Assurance Company	On account	On demand	7,653	2,478

Total			$544,447	$538,561

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,390 and $194,362 at December 31, 2012 and 2011, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the year ended December 31, 2012, $37,163 for the year ended December 31, 2011 and $37,042 for the year ended December 31, 2010. Included in other liabilities on the consolidated balance sheets at December 31, 2012 and 2011 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,138,500 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2012 and 2011 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $486,514 and $450,820 of funds withheld assets as of December 31, 2012 and 2011, respectively. CLAC pays the Company on, a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, Great-West Capital Management, LLC, (formerly known as GW Capital Management LLC) serves as a Registered Investment Advisor to Great-West Funds, an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

West Trust Company, LLC, (formerly known as Orchard Trust Company, LLC), an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Included in fee income on the consolidated statements of income is $84,137, $69,172 and $59,320 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company’s separate accounts invest in shares of Great-West Funds and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2012, 2011 and 2010, these purchases totaled $131,593, $112,117 and $162,504, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $289,730 and $266,340 at December 31, 2012 and 2011, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

4. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI at December 31, 2012 and 2011:

	December 31, 2012
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,735,917	$101,568	$3,411	$2,834,074	$-
Obligations of U.S. states and their subdivisions	1,676,289	342,445	229	2,018,505	-
Corporate debt securities (2)	9,511,411	974,231	111,551	10,374,091	(2,293)
Asset-backed securities	1,795,122	120,471	54,454	1,861,139	(66,293)
Residential mortgage-backed securities	407,715	17,900	30	425,585	(240)
Commercial mortgage-backed securities	616,011	48,247	1,303	662,955	-
Collateralized debt obligations	13,751	14	1,770	11,995	-

Total fixed maturities	$16,756,216	$1,604,876	$172,748	$18,188,344	$(68,826)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $226,069 and estimated fair value of $153,100 at December 31, 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,209,420	$107,363	$1,112	$2,315,671	$-
Obligations of U.S. states and their subdivisions	1,773,687	297,488	5	2,071,170	-
Corporate debt securities (2)	8,287,960	762,045	154,259	8,895,746	3,672
Asset-backed securities (3)	2,006,544	70,117	125,217	1,951,444	(23,837)
Residential mortgage-backed securities	578,046	17,461	3,965	591,542	1,409
Commercial mortgage-backed securities	712,831	42,538	7,572	747,797	-
Collateralized debt obligations	18,482	3	2,072	16,413	-

Total fixed maturities	$15,586,970	$1,297,015	$294,202	$16,589,783	$(18,756)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment.

(2) Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $166,284 at December 31, 2011.

(3) The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 6 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2012, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Amortized cost	Estimated fair value
Maturing in one year or less	$672,982	$711,671
Maturing after one year through five years	3,074,443	3,374,411
Maturing after five years through ten years	3,685,547	4,192,495
Maturing after ten years	3,895,658	4,271,934
Mortgage-backed and asset-backed securities	5,427,586	5,637,833

	$16,756,216	$18,188,344

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Proceeds from sales	$6,821,092	$3,958,589	$3,222,700
Gross realized gains from sales	113,984	104,893	62,702
Gross realized losses from sales	4,371	23,138	26

The increase in proceeds from sales during the year ended December 31, 2012 was primarily due to sales of government agency securities to enter into dollar repurchase transactions. Gross realized gains and losses from sales during the year were primarily attributable to changes in interest rates and gains and losses on repurchase agreement transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company had no fixed maturity securities that had been non-income producing for the twelve months preceding December 31, 2012. The Company had a corporate fixed maturity security with a fair value of $9,949 that had been non-income producing for the twelve months preceding December 31, 2011.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Principal	$2,866,411	$2,510,949
Unamortized premium (discount)	18,237	23,268
Mortgage provision allowance	(2,890)	(21,130)

Total mortgage loans	$2,881,758	$2,513,087

The average recorded investment of impaired mortgage loans was $1,034, $5,822 and $5,101 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Performing	$2,884,648	$2,532,150
Non-performing	-	2,067

Total	$2,884,648	$2,534,217

The following table summarizes activity in the mortgage provision allowance for the years ended December 31, 2012, 2011 and 2010:

	Year ended December, 31
	2012	2011	2010
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$21,130	$16,300	$14,854
Provision increases	1,067	4,830	1,446
Charge-off	(992)		-
Recovery	(75)	-	-
Provision decreases	(18,240)	-	-

Ending balance	$2,890	$21,130	$16,300

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$21,130	$16,300

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$2,884,648	$2,534,217	$1,738,722
Individually evaluated for impairment	14,970	18,493	27,250
Collectively evaluated for impairment	2,869,678	2,515,724	1,711,472

Limited partnership and other corporation interests - At December 31, 2012 and 2011, the Company had $124,814 and $169,233, respectively, invested in limited partnership and other corporation interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company has determined each investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $71,370 and $111,631 at December 31, 2012 and 2011, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $15,791 and $16,631 at December 31, 2012 and 2011, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $138,654 and $7,266 and estimated fair values of $138,297 and $6,823 were on loan under the program at December 31, 2012 and 2011, respectively. The Company received restricted cash collateral of $142,022 and $7,099 at December 31, 2012 and 2011, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment at December 31, 2012 and 2011:

	December 31, 2012
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$538,612	$3,270	$7,252	$141	$545,864	$3,411
Obligations of U.S. states and their subdivisions	25,679	229	-	-	25,679	229
Corporate debt securities	527,280	12,287	291,611	99,264	818,891	111,551
Asset-backed securities	30,810	97	647,715	54,357	678,525	54,454
Residential mortgage-backed securities	9,834	8	1,210	22	11,044	30
Commercial mortgage-backed securities	34,727	169	35,960	1,134	70,687	1,303
Collateralized debt obligations	-	-	11,963	1,770	11,963	1,770

Total fixed maturities	$1,166,942	$16,060	$995,711	$156,688	$2,162,653	$172,748

Total number of securities in an unrealized loss position		85		133		218

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$297,410	$913	$17,531	$199	$314,941	$1,112
Obligations of U.S. states and their subdivisions	1,557	5	-	-	1,557	5
Corporate debt securities	363,111	12,986	479,441	141,273	842,552	154,259
Asset-backed securities	218,850	10,365	841,415	114,852	1,060,265	125,217
Residential mortgage-backed securities	14,203	373	120,364	3,592	134,567	3,965
Commercial mortgage-backed securities	6,726	13	68,952	7,559	75,678	7,572
Collateralized debt obligations	-	-	16,392	2,072	16,392	2,072

Total fixed maturities	$901,857	$24,655	$1,544,095	$269,547	$2,445,952	$294,202

Total number of securities in an unrealized loss position		89		167		256

Fixed maturity investments - Total unrealized losses and OTTI decreased by $121,454, or 41%, from December 31, 2011 to December 31, 2012. This decrease in unrealized losses was across most asset classes and reflects continued recovery in market liquidity and lower interest rates, although the economic uncertainty in certain asset classes still remains.

Unrealized losses on corporate debt securities decreased by $42,708 from December 31, 2011 to December 31, 2012. The valuation of these securities has been influenced by market conditions with increased liquidity and lower interest rates in the finance sector resulting in generally higher valuations of these fixed income securities. The finance sector accounts for 91% of the corporate debt securities’ unrealized loss at December 31, 2012.

Corporate debt securities account for 63% of the unrealized losses and OTTI greater than twelve months. Of the $99,264 of unrealized losses and OTTI over twelve months on corporate debt securities, 55% are on securities which continue to be rated investment grade. Of the $44,669 of unrealized losses and OTTI greater than twelve months on non-investment grade corporate debt securities, 98% of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have bank ratings of A- or higher. The Company determined the majority of the unrealized losses on perpetual securities were due to widening credit spreads and low LIBOR based coupon rates on the securities, which are not expected to compromise the issuers’ ability to service the investments. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 35% of the unrealized losses and OTTI greater than twelve months. Of the $54,357 of unrealized losses and OTTI over twelve months on asset-backed securities, 63% of the losses are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Other-than-temporary impairment recognition - The Company recorded OTTI on fixed maturity investments for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year ended December 31, 2012
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$254	$-	$-	$254
Asset-backed securities	4,429	-	(61)	4,368

Total fixed maturities	$4,683	$-	$(61)	$4,622

(1)	All of the $4,429 in credit related OTTI is bifurcated credit loss recognized on two asset-backed fixed maturities.
(2)	Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2011
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$501	$-	$-	$501
Asset-backed securities	6,264	-	10,005	16,269

Total fixed maturities	$6,765	$-	$10,005	$16,770

(1)	All of the $6,264 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturities.
(2)	Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2010
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

(1)

Of the credit-related OTTI on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated credit loss recognized on securities.

(2)	Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The OTTI of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2012	2011	2010
Bifurcated credit loss:
Beginning balance	$186,999	$181,611	$115,325
Additions:
Initial impairments - credit loss on securities not previously impaired	4,429	6,264	66,286
Reductions:
Due to sales, maturities, or payoffs during the period	(23,640)	(876)	-

Ending balance	$167,788	$186,999	$181,611

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Investment income:
Fixed maturity and short-term investments	$808,215	$821,582	$823,828
Mortgage loans on real estate	138,411	117,796	96,711
Policy loans	213,300	218,663	234,944
Limited partnership interests	7,566	6,915	5,767
Net interest on funds withheld balances under reinsurance agreements, related party	19,382	18,376	17,130
Derivative instruments (1)	16,008	(11,613)	7,182
Other	5,222	3,113	5,079

	1,208,104	1,174,832	1,190,641
Investment expenses	(16,553)	(16,346)	(15,897)

Net investment income	$1,191,551	$1,158,486	$1,174,744

(1)	Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Realized investment gains (losses):
Fixed maturity and short-term investments	$105,675	$78,637	$(15,793)
Derivative instruments	(10,221)	(47,264)	(17,076)
Other	4,015	(2,048)	9,820
Provision for mortgage impairments, net of recoveries	17,248	(4,830)	(1,446)

Realized investment gains (losses)	$116,717	$24,495	$(24,495)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

5. Derivative Financial Instruments

Derivative transactions are primarily entered into pursuant to master agreements and other contracts that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The aggregate fair value of derivative instruments with credit-risk-related contingent features where the Company is in a net liability position was $55,875 and zero as of December 31, 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had pledged $54,400 and zero of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged zero and $11,985 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

At December 31, 2012, the Company estimated that $7,916 of net derivative gains included in AOCI will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, exchange-traded equity index futures on certain indices, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and interest rate futures.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing, and hedge equity-based fee income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments at December 31, 2012 and 2011:

	December 31, 2012
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$26,113	$26,113	$-
Cross-currency swaps	424,248	(81,109)	4,643	85,752

Total cash flow hedges	608,448	(54,996)	30,756	85,752

Fair value hedges:
Interest rate swaps	183,776	(1,391)	258	1,649

Total fair value hedges	183,776	(1,391)	258	1,649

Total derivatives designated as hedges	792,224	(56,387)	31,014	87,401

Derivatives not designated as hedges:
Interest rate swaps	29,264	305	1,062	757
Futures on equity indices	3,133	-	-	-
Interest rate futures	80,550	-	-	-
Interest rate swaptions	688,674	342	342	-

Total derivatives not designated as hedges	801,621	647	1,404	757

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,593,845	$(55,740)	$32,418	$88,158

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$20,894	$20,894	$-
Cross-currency swaps	69,030	6,241	6,241	-

Total cash flow hedges	253,230	27,135	27,135	-

Fair value hedges:
Interest rate swaps	35,800	(1,011)	-	1,011

Total fair value hedges	35,800	(1,011)	-	1,011

Total derivatives designated as hedges	289,030	26,124	27,135	1,011

Derivatives not designated as hedges:
Interest rate swaps	392,235	(8,316)	4,687	13,003
Futures on equity indices	2,680	-	-	-
Interest rate futures	59,090	-	-	-
Interest rate swaptions	890,400	944	944	-

Total derivatives not designated as hedges	1,344,405	(7,372)	5,631	13,003

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,633,435	$18,752	$32,766	$14,014

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received.

The Company had 75 and 143 swap transactions with an average notional amount of $8,685 and $16,361 during the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the Company had 23 and one cross-currency swap transaction(s) with an average notional amount of $12,710 and $39,030, respectively. The Company had 931 and 1,678 futures transactions with an average number of contracts per transaction of 11 and 18 during the years ended December 31, 2012 and 2011, respectively. The Company had 46 and 44 swaption transactions with an average notional amount of $5,528 and $5,986 during the years ended December 31, 2012 and 2011, respectively.

Significant changes in the derivative notional amount during the year ended December 31, 2012 were primarily due to the following:

¡	The net decrease of $394,808 in interest rate swaps, interest rate swaptions and futures was primarily due to a change in the Company’s interest rate risk hedging strategy.
¡	The increase of $355,218 in cross-currency swaps was due to additional swaps opened to hedge newly purchased assets denominated in British pounds and Euros.

The Company recognized total derivative gains (losses) in net investment income of $12,567, ($15,428) and $1,366 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized net investment gains (losses) on closed derivative positions of ($10,221), ($38,794) and ($17,076) for the years ended December 31, 2012, 2011 and 2010, respectively. The preceding amounts are shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income for the years ended December 31, 2012, 2011 and 2010 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2012	2011	2010	2012	2011	2010		2012	2011	2010
Cash flow hedges:
Interest rate swaps	$5,220	$21,322	$13,896	$2,856	$2,820	$1,582	(A)	$-	$9	$-	(A)
Cross-currency swaps	(24,101)	1,123	3,065	-	-	-		-	-	-
Interest rate futures	-	-	-	63	43	110	(A)	-	(92)	92	(A)
Interest rate futures	-	(1,431)	332	-	-	-		-	6	545	(B)

Total cash flow hedges	$(18,881)	$21,014	$17,293	$2,919	$2,863	$1,691		$-	$(77)	$637

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year ended December 31,				Year ended December 31,
	2012	2011	2010		2012	2011	2010
Fair value hedges:
Interest rate swaps	$(380)	$(1,011)	$-	(A)	$-	$-	$-
Interest rate futures	-	(285)	(1,027)	(A)	-	-	-
Interest rate futures	-	(8,311)	(1,088)	(B)	-	-	-
Items hedged in interest rate swaps	-	-	-		380	1,011	-	(A)
Items hedged in interest rate futures	-	-	-		-	(2,002)	3,632	(A)
Items hedged in interest rate futures	-	-	-		-	8,470	-	(B)

Total fair value hedges (1)	$(380)	$(9,607)	$(2,115)		$380	$7,479	$3,632

(1) Hedge ineffectiveness of zero, ($2,128) and $1,517 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively.

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year ended December 31,
	2012		2011		2010
Derivatives not designated as hedging instruments:
Futures on equity indices	2	(A)	(32)	(A)	(9)	(A)
Futures on equity indices	(774)	(B)	373	(B)	(363)	(B)
Interest rate swaps	8,620	(A)	(12,351)	(A)	4,036	(A)
Interest rate swaps	(4,979)	(B)	(38,377)	(B)	(4,476)	(B)
Interest rate futures	164	(A)	260	(A)	(3,600)	(A)
Interest rate futures	(2,641)	(B)	(251)	(B)	(11,640)	(B)
Interest rate swaptions	862	(A)	(3,798)	(A)	(3,450)	(A)
Interest rate swaptions	(1,827)	(B)	(704)	(B)	(54)	(B)

Total derivatives not designated as hedging instruments	$(573)		$(54,880)		$(19,556)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

6. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category as of December 31, 2012 and 2011:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2012
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,834,074	$-	$2,834,074
Obligations of U.S. states and their subdivisions	-	2,018,505	-	2,018,505
Corporate debt securities	-	10,372,269	1,822	10,374,091
Asset-backed securities	-	1,595,601	265,538	1,861,139
Residential mortgage-backed securities	-	425,585	-	425,585
Commercial mortgage-backed securities	-	662,955	-	662,955
Collateralized debt obligations	-	11,963	32	11,995

Total fixed maturities available-for-sale	-	17,920,952	267,392	18,188,344

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	263,634	-	263,634
Corporate debt securities	-	61,336	-	61,336
Asset-backed securities	-	42,630	-	42,630

Total fixed maturities held for trading	-	367,600	-	367,600

Short-term investments available-for-sale	19,459	246,873	-	266,332
Collateral under securities lending agreements	142,022	-	-	142,022
Collateral under derivative counterparty collateral agreements	54,400	-	-	54,400
Derivative instruments designated as hedges:
Interest rate swaps	-	26,371	-	26,371
Cross-currency swaps	-	4,643	-	4,643
Derivative instruments not designated as hedges:
Interest rate swaps	-	1,062	-	1,062
Interest rate swaptions	-	342	-	342

Total derivative instruments	-	32,418	-	32,418

Separate account assets	12,171,024	12,434,502	-	24,605,526

Total assets	$12,386,905	$31,002,345	$267,392	$43,656,642

Liabilities
Payable under securities lending agreements	$142,022	$-	$-	$142,022
Derivative instruments designated as hedges:
Interest rate swaps	-	1,649	-	1,649
Cross-currency swaps	-	85,752	-	85,752
Derivative instruments not designated as hedges:
Interest rate swaps	-	757	-	757

Total derivative instruments	-	88,158	-	88,158

Separate account liabilities (1)	14	352,653	-	352,667

Total liabilities	$142,036	$440,811	$-	$582,847

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2011
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,315,671	$-	$2,315,671
Obligations of U.S. states and their subdivisions	-	2,071,170	-	2,071,170
Corporate debt securities	-	8,859,250	36,496	8,895,746
Asset-backed securities	-	1,672,423	279,021	1,951,444
Residential mortgage-backed securities	-	591,542	-	591,542
Commercial mortgage-backed securities	-	747,797	-	747,797
Collateralized debt obligations	-	16,391	22	16,413

Total fixed maturities available-for-sale	-	16,274,244	315,539	16,589,783

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	36,352	-	36,352
Corporate debt securities	-	60,243	-	60,243
Asset-backed securities	-	43,905	-	43,905
Commercial mortgage-backed securities	-	7,026	-	7,026

Total fixed maturities held for trading	-	147,526	-	147,526

Short-term investments available-for-sale	45,869	286,895	-	332,764
Collateral under securities lending agreements	7,099	-	-	7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	20,894	-	20,894
Cross-currency swaps	-	6,241	-	6,241
Derivative instruments not designated as hedges:
Interest rate swaps	-	4,687	-	4,687
Interest rate swaptions	-	944	-	944

Total derivative instruments	-	32,766	-	32,766

Separate account assets (1)	10,646,426	11,568,489	2,118	22,217,033

Total assets	$10,711,379	$28,309,920	$317,657	$39,338,956

Liabilities
Payable under securities lending agreements	$7,099	$-	$-	$7,099
Payable under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	1,011	-	1,011
Derivative instruments not designated as hedges:
Interest rate swaps	-	13,003	-	13,003

Total derivative instruments	-	14,014	-	14,014

Separate account liabilities (1)	74	278,796	-	278,870

Total liabilities	$19,158	$292,810	$-	$311,968

(1) Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, such as for private fixed maturity investments, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuer.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	-	-	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	-	-	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	-	-	(37,258)

Balance, December 31, 2012	$1,822	$265,538	$32	$-	$267,392

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$-	$-	$-	$-	$-

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	-	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	-	-	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	-	(158)	(48,924)
Transfers into Level 3 (1)	7,333	-	-	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	-	-	(1,852)	(4,231)

Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Derivative instruments	Separate accounts	Total
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943
Realized and unrealized gains (losses) included in:
Net income	475	(49,393)	-	(34)	-	-	(48,952)
Other comprehensive income (loss)	5,630	70,026	-	161	-	622	76,439
Purchases, issuances and settlements	(30,084)	(98,807)	-	(1,842)	-	(1,700)	(132,433)
Transfers in (out) of Level 3 (1)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)	(189,525)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278	$353,472

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2012
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities(1)	$265,470	Internal model pricing	Prepayment speed assumption	5

			Constant default rate assumption	5

			Adjusted ABX Index spread assumption (2)	655

(1) Includes home improvement loans only.

(2) Includes an internally calculated liquidity premium adjustment of 217.

After adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 384 to 918 basis points. The constant default rate assumption ranged from 1.2 to 7.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption increases, the price and therefore, the fair value, of the securities decreases.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held $2,903 and $19,745 of adjusted cost basis limited partnership and other corporation interests which were impaired at December 31, 2012 and 2011, respectively, based on the fair value disclosed in the limited partnership financial statements or the estimated fair value of the underlying collateral. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$2,881,758	$3,114,796	$2,513,087	$2,679,474
Policy loans	4,260,200	4,260,200	4,219,849	4,219,849
Limited partnership interests	46,707	43,954	48,053	41,931
Other investments	18,890	45,050	22,990	47,915

Liabilities
Annuity contract benefits without life contingencies	$9,622,357	$9,731,734	$8,727,286	$8,888,585
Policyholders’ funds	374,821	374,821	382,816	382,816
Commercial paper	97,987	97,987	97,536	97,536
Notes payable	532,491	563,860	532,463	515,104
The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value. The estimated fair value was classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined by using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to ten years. The estimated fair value was classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value was classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest crediting rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to their short-term nature and high credit quality of the obligor. The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value was classified as Level 2.

7.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2012 and 2011, the reinsurance receivables had carrying values in the amounts of $638,797 and $616,336, respectively. Included in these amounts are $533,446 and $502,093 at December 31, 2012 and 2011, respectively, associated with reinsurance agreements with related parties. At December 31, 2012 and 2011, 83% and 81%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately forty insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2012:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,324,176	$38,587,771	$89,911,947
Reinsurance ceded	(11,138,163)	-	(11,138,163)
Reinsurance assumed	72,580,078	-	72,580,078

Net	$112,766,091	$38,587,771	$151,353,862

Percentage of amount assumed to net	64.4%	0.0%	48.0%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	-	145,507

Net	$414,793	$7,360	$422,153

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2011:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,461,815	$37,007,795	$87,469,610
Reinsurance ceded	(11,157,504)	-	(11,157,504)
Reinsurance assumed	77,352,956	-	77,352,956

Net	$116,657,267	$37,007,795	$153,665,062

Percentage of amount assumed to net	66.3%	0.0%	50.3%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	-	166,557

Net	$521,322	$1,894	$523,216

The following tables summarize total premium income at and for the year ended December 31, 2010:

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

8.    Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA for the years ended December 31, 2012, 2011 and 2010:

	DAC (1)	VOBA	Total (1)
Balance, January 1, 2010 (2)	$253,038	$48,669	$301,707
Capitalized additions (1)	47,513	-	47,513
Amortization and writedowns (1)	(27,506)	(1,837)	(29,343)
Unrealized investment (gains) losses (1)	(114,519)	(427)	(114,946)

Balance, December 31, 2010 (1)	158,526	46,405	204,931
Capitalized additions (1)	57,108	-	57,108
Amortization and writedowns (1)	(25,184)	(3,636)	(28,820)
Unrealized investment (gains) losses (1)	(12,669)	(717)	(13,386)

Balance, December 31, 2011 (1)	177,781	42,052	219,833
Capitalized additions	94,826	-	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)

Balance, December 31, 2012	$172,416	$32,045	$204,461

(1) As adjusted; See Note 1

(2) Adjusted by $143,550 from $396,588 to $253,038 for the adoption of ASU No. 2010-26; See Note 1

The estimated future amortization of VOBA for the years ended December 31, 2013 through December 31, 2017 is approximately $4,000 per annum.

9.    Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2012 and 2011 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2012 and 2011:

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(18,065)	$18,249
Preferred provider agreements	7,970	(7,970)	-

Total	$44,284	$(26,035)	$18,249

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(15,234)	$21,080
Preferred provider agreements	7,970	(7,195)	775

Total	$44,284	$(22,429)	$21,855

Amortization expense for other intangible assets included in general insurance expenses was $3,606, $3,787 and $3,990 for the years ended December 31, 2012, 2011 and 2010, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2013 through December 31, 2017 is approximately $2,700 per annum.

10.    Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program at December 31, 2012 and 2011:

	December 31,
	2012	2011
Face Value	$97,987	$97,536
Carrying Value	97,987	97,536
Effective interest rate	0.3% - 0.4%	0.2% - 0.4%
Maturity range (days)	3 - 74	4 - 75

11.    Stockholder’s Equity and Dividend Restrictions

At December 31, 2012 and 2011, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2012 and 2011.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	2012	2011	2010		2012	2011
Net income	$147,741	$155,998	$398,555	Capital and surplus	$1,109,498	$1,062,947

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2012.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2012, 2011 and 2010, the Company paid dividends in the amounts of $184,401, $206,353 and $160,917, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2012 were $1,109,498 and $162,991, respectively. Based on the as filed amounts, GWLA may pay up to $162,991 of dividends during the year ended December 31, 2013 without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

12.    Other Comprehensive Income

The following tables present the composition of other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$534,028	$(186,910)	$347,118
Net changes during the year related to cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for gains realized in net income	(107,713)	37,700	(70,013)

Net unrealized gains	407,434	(142,602)	264,832
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(83,835)	29,343	(54,492)

Net unrealized gains	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)

Other comprehensive income	$254,949	$(89,232)	$165,717

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Net changes during the year related to cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for gains realized in net income	(74,165)	25,958	(48,207)

Net unrealized gains	458,512	(160,479)	298,033
Future policy benefits, deferred acquisition costs and value of business acquired adjustments (1)	(100,216)	35,075	(65,141)

Net unrealized gains	358,296	(125,404)	232,892
Employee benefit plan adjustment	(49,566)	17,348	(32,218)

Other comprehensive income	$308,730	$(108,056)	$200,674

(1) As adjusted; See Note 1

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments (1)	(129,715)	45,400	(84,315)

Net unrealized gains	635,072	(222,276)	412,796
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income	$629,930	$(220,476)	$409,454

(1) As adjusted; See Note 1

13.    General Insurance Expenses

The following table summarizes the significant components of general insurance expenses for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011 (1)	2010 (1)
Compensation	$335,212	$303,514	$294,923
Commissions	180,529	156,461	143,680
Other	80,908	106,718	92,290

Total general insurance expenses	$596,649	$566,693	$530,893

(1) As adjusted; See Note 1

14.    Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its Balance Sheet and Statements of Income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company will continue to account for the corresponding plan obligations on its Balance Sheet and Statements of Income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2012 and 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation:
Benefit obligation, January 1	$401,134	$349,435	$11,725	$10,162	$61,358	$54,855	$474,217	$414,452
Service cost	4,350	3,935	817	622	991	916	6,158	5,473
Interest cost	20,945	20,286	569	585	2,912	3,136	24,426	24,007
Actuarial (gain) loss	87,117	39,211	974	693	6,760	3,520	94,851	43,424
Regular benefits paid	(12,943)	(11,733)	(623)	(337)	(2,792)	(2,719)	(16,358)	(14,789)
Plan amendments	-	-	-	-	-	1,650	-	1,650

Benefit obligation, December 31	$500,603	$401,134	$13,462	$11,725	$69,229	$61,358	$583,294	$474,217

Accumulated benefit obligation	$491,712	$393,487	$13,462	$11,725	$58,135	$50,033	$563,309	$455,245

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Change in plan assets:
Value of plan assets, January 1	$293,336	$282,616	$-	$-	$-	$-	$293,336	$282,616
Actual return on plan assets	38,541	12,353	-	-	-	-	38,541	12,353
Employer contributions	17,600	10,100	623	337	2,792	2,719	21,015	13,156
Benefits paid	(12,943)	(11,733)	(623)	(337)	(2,792)	(2,719)	(16,358)	(14,789)

Value of plan assets, December 31	$336,534	$293,336	$-	$-	$-	$-	$336,534	$293,336

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Under funded status at December 31	$(164,069)	$(107,798)	$(13,462)	$(11,725)	$(69,229)	$(61,358)	$(246,760)	$(180,881)

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Amounts recognized in consolidated balance sheets:
Other assets	$-	$12,690	$-	$-	$-	$-	$-	$12,690
Other liabilities	(164,069)	(120,488)	(13,462)	(11,725)	(69,229)	(61,358)	(246,760)	(193,571)
Accumulated other comprehensive income (loss)	(180,869)	(120,487)	12,662	15,741	(20,710)	(15,520)	(188,917)	(120,266)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2012:

					Supplemental executive
	Defined benefit pension plan		Post-retirement medical plan		retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(180,754)	$(117,490)	$6,170	$4,011	$(15,710)	$(10,211)	$(190,294)	$(123,690)
Net prior service (cost) credit	(115)	(75)	6,492	4,220	(5,000)	(3,250)	1,377	895

	$(180,869)	$(117,565)	$12,662	$8,231	$(20,710)	$(13,461)	$(188,917)	$(122,795)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2013:

					Supplemental executive
	Defined benefit pension plan		Post-retirement medical plan		retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(15,577)	$(10,125)	$413	$268	$(1,300)	$(845)	$(16,464)	$(10,702)
Prior service (cost) credit	(51)	(33)	1,650	1,072	(933)	(606)	666	433

	$(15,628)	$(10,158)	$2,063	$1,340	$(2,233)	$(1,451)	$(15,798)	$(10,269)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

			Supplemental
	Defined benefit	Post-retirement	executive
	pension plan	medical plan	retirement plan
2013	$13,621	$637	$3,720
2014	14,259	697	3,529
2015	15,136	727	4,940
2016	16,640	743	3,390
2017	17,708	771	18,909
2018 through 2022	112,582	4,166	13,813

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 includes the following components:

	Defined benefit pension plan
	2012	2011	2010
Components of net periodic cost:
Service cost	$4,350	$3,935	$3,739
Interest cost	20,945	20,286	19,578
Expected return on plan assets	(21,797)	(21,093)	(18,618)
Amortization of transition obligation	-	(1,388)	(1,514)
Amortization of unrecognized prior service cost	51	51	82
Amortization of loss from earlier periods	9,941	5,115	5,091

Net periodic cost	$13,490	$6,906	$8,358

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	2012	2011	2010
Components of net periodic benefit:
Service cost	$817	$622	$728
Interest cost	569	585	713
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(455)	(611)	(461)

Net periodic benefit	$(719)	$(1,054)	$(670)

	Supplemental executive retirement plan
	2012	2011	2010
Components of net periodic (benefit) cost:
Service cost	$991	$916	$673
Interest cost	2,912	3,136	2,905
Amortization of unrecognized prior service cost	934	2,584	899
Amortization of net (gain) loss	637	145	-

Net periodic (benefit) cost	$5,474	$6,781	$4,477

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2012 and 2011:

	Defined benefit pension plan
	2012	2011
Discount rate	4.19%	5.23%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	2012	2011
Discount rate	3.74%	4.70%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	2011	2011
Discount rate	3.79%	4.87%
Rate of compensation increase	4.00%	5.00%

The following tables present the assumptions used in determining the net periodic benefit/cost of the Defined Benefit
Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31,
2012 and 2011:

	Defined benefit pension plan
	2012	2011
Discount rate	5.23%	5.87%
Expected return on plan assets	7.25%	7.50%
Rate of compensation increase	3.14%	3.14%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	2012	2011
Discount rate	4.70%	5.87%
Initial health care cost trend	8.00%	7.50%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2016

	Supplemental executive retirement plan
	2012	2011
Discount rate	4.87%	5.87%
Rate of compensation increase	5.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage	One percentage
	point increase	point decrease
Increase (decrease) on total service and interest cost on components	$199	$(170)
Increase (decrease) on post-retirement benefit obligation	1,448	(1,260)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2012 and 2011:

	December 31,
	2012	2011
Equity securities	56%	52%
Debt securities	41%	44%
Other	3%	4%

Total	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2012 and 2011 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2012
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$60,601	$-	$60,601
Midcap index funds	-	60,289	-	60,289
World equity index funds	-	6,798	-	6,798
U.S. equity market funds	-	60,723	-	60,723

Total common collective trust funds	-	188,411	-	188,411

Fixed maturity investments:
U.S. government direct obligations and agencies	-	9,907	-	9,907
Obligations of U.S. states and their municpalities	-	16,899	-	16,899
Corporate debt securities	-	100,142	-	100,142
Asset-backed securities	-	8,386	-	8,386
Commercial mortgage-backed securities	-	2,961	-	2,961

Total fixed maturity investments	-	138,295	-	138,295

Preferred stock	134	-	-	134
Limited partnership investments	-	-	6,485	6,485
Money market funds	3,209	-	-	3,209

Total defined benefit plan assets	$3,343	$326,706	$6,485	$336,534

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2011
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$49,211	$-	$49,211
Midcap index funds	-	48,406	-	48,406
World equity index funds	-	5,336	-	5,336
U.S. equity market funds	-	48,972	-	48,972

Total common collective trust funds	-	151,925	-	151,925

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,676	-	10,676
Obligations of U.S. states and their municipalities	-	22,467	-	22,467
Corporate debt securities	-	86,836	-	86,836
Asset-backed securities	-	7,711	-	7,711
Commercial mortgage-backed securities	-	2,487	-	2,487

Total fixed maturity investments	-	130,177	-	130,177

Preferred stock	-	111	-	111
Limited partnership investments	-	-	7,116	7,116
Money market funds	4,007	-	-	4,007

Total defined benefit plan assets	$4,007	$282,213	$7,116	$293,336

The following tables present additional information at December 31, 2012 and 2011 about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	Limited partnership interest

	2012	2011
Balance, January 1	$7,116	$6,030
Actual return on plan assets
Purchases	61	(34)
Issuances	(692)	1,542
Settlement		(422)

Balance, December 31	$6,485	$7,116

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2013:

December 31, 2013
Equity securities	25% - 80%
Debt securities	25% - 75%
Other	0% - 40%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2013. The Company expects to make payments of approximately $637 with respect to its Post-Retirement Medical Plan and $3,720 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2013. The Company expects to make a contribution of $6,300 to its Defined Benefit Pension Plan during the year ended December 31, 2013.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $12,430 and $13,330 at December 31, 2012 and 2011, respectively. The participant deferrals earned interest at the average rates of 7.17% and 6.72% during the years ended December 31, 2012 and 2011, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 7.91% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $12,239 and $11,258 at December 31, 2012 and 2011, respectively.

15. Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2012	2011	2010
Current	$89,934	$70,201	$34,090
Deferred	45,371	23,617	34,537

Total income tax provision from continuing operations	$135,305	$93,818	$68,627

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.3%)	(2.7%)	(2.2%)
Tax credits	(1.3%)	(2.1%)	(2.9%)
State income taxes, net of federal benefit	1.2%	0.7%	0.7%
Income tax contingency provisions	0.0%	2.0%	(3.9%)
Other, net	3.6%	(1.2%)	(0.8%)

Effective federal income tax rate from continuing operations	36.2%	31.7%	25.9%

A reconciliation of unrecognized tax benefits for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Balance, beginning of year	$32,123	$35,256	$81,390
Additions to tax positions in the current year	6,230	6,557	6,939
Reductions to tax positions in the current year	-	(420)	-
Additions to tax positions in the prior year	420	4,785	142
Reductions to tax positions in the prior year	(10,219)	(9,858)	(47,922)
Reductions to tax positions from statutes expiring	(2,704)	(4,197)	(5,253)
Settlements	-	-	(40)

Balance, end of year	$25,850	$32,123	$35,256

Included in the unrecognized tax benefits of $25,850 at December 31, 2012 was $3,832 of tax benefits that, if recognized, would impact the annual effective tax rate.

The Company anticipates additional increases in its unrecognized tax benefits of $0 to $1,000 in the next twelve months. The Company expects that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $208, $2,629 and $(13,403) in interest and penalties related to the uncertain tax positions during the years ended December 31, 2012, 2011 and 2010, respectively. The Company had approximately $4,412 and $4,204 accrued for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2007 and prior. Tax years 2008, 2009, 2010 and 2011 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2012 and 2011, are as follows:

	December 31,
	2012		2011
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$-	$218,303	$-	$210,457
Deferred acquisition costs	46,832	-	35,154	-
Investment assets	-	496,096	-	336,482
Policyholder dividends	11,586	-	18,449	-
Net operating loss carryforward	180,448	-	200,486	-
Pension plan accrued benefit liability	98,981	-	72,387	-
Goodwill	-	24,045	-	25,169
Experience rated refunds	10,908	-	21,623	-
Tax credits	106,552	-	74,389	-
Other	-	5,858	-	4,843

Total deferred taxes	$455,307	$744,302	$422,488	$576,951

Amounts presented for investment assets above include $(410,044) and $(264,078) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2012 and 2011, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2012, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$119,978
2021	113,002
2022	136,796
2023	81,693

Total	$451,469

During 2012 and 2011, the Company generated $30,965 and $34,020 of Guaranteed Federal Low Income Housing tax credit carryforwards respectively. As of December 31, 2012, the total credit carryforward for Low Income Housing is $100,670. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2012 and 2011 is $4,353 and $115,300, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2012 and 2011 is $12,585 and $9,019, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

16.    Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption reinsurance agreement between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2012:

	Year ended December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Net realized gains on investments	55,959	60,726	32	116,717

Total revenues	1,175,179	934,562	156,503	2,266,244

Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515

Total benefits and expenses	1,019,621	696,723	176,481	1,892,825

Income (loss) from continuing operations before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense (benefit)	50,869	78,150	6,286	135,305

Income (loss) from continuing operations	$104,689	$159,689	$(26,264)	$238,114

	December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,797,517	$9,761,036	$1,551,823	$26,110,376
Other assets	1,172,932	773,712	123,006	2,069,650
Separate account assets	6,363,214	18,242,312	-	24,605,526

Assets of continuing operations	$22,333,663	$28,777,060	$1,674,829	52,785,552

Assets of discontinued operations				33,053

Total assets				$52,818,605

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2011:

	Year ended December 31, 2011 (1)
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Net realized gains on investments	20,533	3,311	651	24,495

Total revenues	1,196,171	820,898	175,923	2,192,992

Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	109,005	435,149	88,821	632,975

Total benefits and expenses	1,046,890	657,791	192,256	1,896,937

Income (loss) from continuing operations before income taxes	149,281	163,107	(16,333)	296,055
Income tax expense (benefit)	49,221	50,869	(6,272)	93,818

Income (loss) from continuing operations	$100,060	$112,238	$(10,061)	$202,237

	December 31, 2011 (1)
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,702,356	$8,752,301	$1,540,575	$23,995,232
Other assets	1,108,744	610,971	126,468	1,846,183
Separate account assets	5,884,676	16,446,714	-	22,331,391

Assets of continuing operations	$20,695,776	$25,809,986	$1,667,043	48,172,806

Assets of discontinued operations				39,621

Total assets				$48,212,427

(1) As adjusted; See Note 1

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended December 31, 2010:

	Year ended December 31, 2010 (1)
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized losses on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	134,445	401,117	62,095	597,657

Total benefits and expenses	1,353,236	623,060	161,768	2,138,064

Income from continuing operations before income taxes	108,591	145,779	11,391	265,761
Income tax expense	29,487	34,547	4,593	68,627

Income from continuing operations	$79,104	$111,232	$6,798	$197,134

(1) As adjusted; See Note 1

17.    Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

In 2011, the Company implemented a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company having a value equal to the participants’ deferred incentive compensation for the period. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, the units are multiplied by a performance factor to produce a final number of units which are payable in cash equal to the closing price of Lifeco common stock on the date following the last day of the three-year performance period. Accordingly, the estimated fair value of the performance unit is based on the closing price of Lifeco common stock on the date of grant. The performance share units generally vest in their entirety at the end of the three-year performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Stock-Based Compensation

The compensation expense related to stock-based compensation for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Lifeco Stock Plan	$2,314	$1,786	$1,855
Performance Share Unit Plan	3,658	1,161	-

Total compensation expense	$5,972	$2,947	$1,855

Income tax benefits	$1,729	$752	$226

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2012 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$3,016	1.7
Performance Share Unit Plan	4,414	1.4

Equity Award Activity

During the year ended December 31, 2012, Lifeco granted 739,600 stock options to employees of the Company. These stock options vest over five-year periods ending in March 2017. Compensation expense of $2,566 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2012. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2012	2,896,560	$28.01
Granted	739,600	23.28
Exercised	(354,000)	19.43

Outstanding, December 31, 2012	3,282,160	28.42	6.2	$1,518

Vested and expected to vest, December 31, 2012	3,261,022	$28.42	6.2	$1,168

Exercisable, December 31, 2012	1,483,080	$30.10	4.4	$171

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2012 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Weighted average fair value of options granted	$3.47	$4.49	$4.41
Intrinsic value of options exercised (1)	1,397	1,197	5,218
Fair value of options vested	1,740	1,541	943

(¹)

The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2012, 2011 and 2010 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Dividend yield	5.31%	4.59%	4.53%
Expected volatility	25.65%	25.22%	25.03%
Risk free interest rate	1.52%	2.62%	2.62%
Expected duration (years)	6.0	5.5	5.5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding at December 31, 2012.

Performance Units
Outstanding, December 31, 2011	163,708
Granted	211,600
Paid	-
Forfeited	-

Outstanding, December 31, 2012	375,308

Vested and expected to vest, December 31, 2012	375,308

18. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments as of December 31, 2012:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	-	-	-	528,400	528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	901,069	1,086,224
Investment purchase obligations (3)	127,255	-	-	-	127,255
Operating leases (4)	4,404	5,683	607	-	10,694
Other liabilities (5)	42,391	49,041	70,713	66,799	228,944

Total	$211,081	$128,786	$145,382	$1,496,268	$1,981,517

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2012 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company commits to fund limited partnership interests, mortgage loan and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2012 and 2011 were $127,255 and $97,694, of which $11,031 and $13,205 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,764, $5,645 and $6,047 for the years ended December 31, 2012, 2011 and 2010, respectively and is recorded in general insurance expense.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the post-retirement medical plan and supplemental executive retirement plan through 2022.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company was in compliance with all covenants at December 31, 2012 and 2011. At December 31, 2012 and 2011 there were no outstanding amounts related to this credit facility.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

19.	Subsequent Event

On February 1, 2013, the Company’s Board of Directors declared a dividend of $44,435 to be paid to its sole shareholder, GWL&A Financial, on March 29, 2013.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,490	$53,926	$-	$172,416
Future policy benefits, losses, claims and expenses	13,593,217	9,491,094	369,300	23,453,611
Unearned premium reserves	27,007	-	-	27,007
Other policy claims and benefits payable	744,504	476	24,711	769,691
Premium income	314,350	3,670	104,133	422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	-	51,434
Other operating expenses	107,969	469,919	65,193	643,081

	As of and for the year ended December 31, 2011
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs (1)	$102,598	$75,183	$-	$177,781
Future policy benefits, losses, claims and expenses	12,812,079	8,620,044	356,296	21,788,419
Unearned premium reserves	39,855	-	-	39,855
Other policy claims and benefits payable	742,457	445	26,184	769,086
Premium income	395,923	1,960	125,333	523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs (1)	10,497	14,687	-	25,184
Other operating expenses (1)	98,509	420,461	88,821	607,791

	As of and for the year ended December 31, 2010
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs (1)	20,448	7,057	-	27,505
Other operating expenses (1)	113,997	394,060	62,095	570,152

(1)	As adjusted; See Note 1

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2012 and 2011

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2012, and the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights in Note 5 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 29, 2013

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO

ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO

ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO

ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP SMALL CAP VALUE SERIES

DELAWARE VIP SMID CAP GROWTH SERIES

DREYFUS IP MIDCAP STOCK PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO

DWS CAPITAL GROWTH VIP

DWS CORE EQUITY VIP

DWS DREMAN SMALL MID CAP VALUE VIP

DWS HEALTHCARE VIP PORTFOLIO

DWS LARGE CAP VALUE VIP

DWS SMALL CAP INDEX VIP

DWS SMALL MID CAP GROWTH VIP

DWS STRATEGIC VALUE VIP PORTFOLIO

FEDERATED CAPITAL APPRECIATION FUND II

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

FEDERATED MANAGED VOLATILITY FUND II

FRANKLIN SMALL CAP VALUE SECURITIES FUND - VIPT

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. HIGH YIELD FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. MID CAP CORE EQUITY FUND

INVESCO V.I. SMALL CAP EQUITY FUND

INVESCO V.I. TECHNOLOGY FUND

INVESCO VAN KAMPEN V.I. COMSTOCK FUND

INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

JANUS ASPEN JANUS PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JANUS ASPEN WORLDWIDE PORTFOLIO

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

LVIP BARON GROWTH OPPORTUNITIES FUND

MFS VIT II INTERNATIONAL VALUE PORTFOLIO

MFS VIT UTILITIES SERIES

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

NVIT MID CAP INDEX FUND

OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PIMCO VIT HIGH YIELD PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PIONEER EMERGING MARKETS VCT PORTFOLIO

PIONEER FUND VCT PORTFOLIO

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

PIONEER MID CAP VALUE VCT PORTFOLIO

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT EQUITY INCOME FUND

PUTNAM VT GLOBAL HEALTH CARE FUND

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

SCHWAB MONEY MARKET PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO

SENTINEL VARIABLE PRODUCTS BOND FUND

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

TEMPLETON FOREIGN SECURITIES FUND - VIPT

THIRD AVENUE VALUE PORTFOLIO

TOUCHSTONE VST MID CAP GROWTH FUND

UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO

VAN ECK VIP GLOBAL BOND FUND

VAN ECK VIP GLOBAL HARD ASSETS FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$898,370	$18,543,711	$4,662,047	$5,378,103	$1,713,247	$14,366,778
Investment income due and accrued
Receivable for investments sold			120			368
Purchase payments receivable		1,920	15
Due from Great West Life & Annuity Insurance Company	3,846	18,986	16,519	113,560		8,612

Total assets	902,216	18,564,617	4,678,701	5,491,663	1,713,247	14,375,758

LIABILITIES:
Payable for investments purchased		1,876
Redemptions payable		44	135			368
Due to Great West Life & Annuity Insurance Company	84	1,962	478	520	174	1,423

Total liabilities	84	3,882	613	520	174	1,791

NET ASSETS	$902,132	$18,560,735	$4,678,088	$5,491,143	$1,713,073	$14,373,967

NET ASSETS REPRESENTED BY:
Accumulation units	$872,946	$18,398,041	$4,608,823	$5,229,851	$1,713,073	$14,224,663
Contracts in payout phase	29,186	162,694	69,265	261,292		149,304

NET ASSETS	$902,132	$18,560,735	$4,678,088	$5,491,143	$1,713,073	$14,373,967

ACCUMULATION UNITS OUTSTANDING	67,175	1,146,713	281,773	385,753	146,284	1,043,525

UNIT VALUE (ACCUMULATION)	$13.00	$16.04	$16.36	$13.56	$11.71	$13.63

(1) Cost of investments:	$976,592	$16,421,049	$4,028,036	$4,569,356	$1,344,372	$13,536,202
Shares of investments:	75,876	396,064	344,062	257,572	73,783	838,691

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$4,632,783	$16,634,785	$4,154,814	$10,162,951	$2,846,842	$4,940,142
Investment income due and accrued
Receivable for investments sold		19,115		3,653		923
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	2,198	126,722		8,517		29,012

Total assets	4,634,981	16,780,622	4,154,814	10,175,121	2,846,842	4,970,077

LIABILITIES:
Payable for investments purchased
Redemptions payable		19,115		3,653		923
Due to Great West Life & Annuity Insurance Company	462	1,589	420	1,014	3,235	521

Total liabilities	462	20,704	420	4,667	3,235	1,444

NET ASSETS	$4,634,519	$16,759,918	$4,154,394	$10,170,454	$2,843,607	$4,968,633

NET ASSETS REPRESENTED BY:
Accumulation units	$4,617,345	$15,808,168	$4,154,394	$10,119,720	$2,825,766	$4,869,106
Contracts in payout phase	17,174	951,750		50,734	17,841	99,527

NET ASSETS	$4,634,519	$16,759,918	$4,154,394	$10,170,454	$2,843,607	$4,968,633

ACCUMULATION UNITS OUTSTANDING	662,265	474,410	321,009	625,989	206,072	293,569

UNIT VALUE (ACCUMULATION)	$6.97	$33.32	$12.94	$16.17	$13.71	$16.59

(1) Cost of investments:	$4,519,891	$15,615,074	$3,897,862	$8,906,008	$2,210,854	$4,825,274
Shares of investments:	357,468	1,357,942	235,134	1,425,379	412,586	553,207

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at fair value (1)	$3,354,114	$18,724,820	$1,217,869	$4,233,511	$787,164	$17,801,176
Investment income due and accrued
Receivable for investments sold		18,397				451
Purchase payments receivable	40	51
Due from Great West Life & Annuity Insurance Company		26,354		343		17,962

Total assets	3,354,154	18,769,622	1,217,869	4,233,854	787,164	17,819,589

LIABILITIES:
Payable for investments purchased	40
Redemptions payable		18,448				451
Due to Great West Life & Annuity Insurance Company	324	1,881	117	425	75	1,749

Total liabilities	364	20,329	117	425	75	2,200

NET ASSETS	$3,353,790	$18,749,293	$1,217,752	$4,233,429	$787,089	$17,817,389

NET ASSETS REPRESENTED BY:
Accumulation units	$3,353,790	$18,627,786	$1,217,752	$4,218,866	$787,089	$17,732,458
Contracts in payout phase		121,507		14,563		84,931

NET ASSETS	$3,353,790	$18,749,293	$1,217,752	$4,233,429	$787,089	$17,817,389

ACCUMULATION UNITS OUTSTANDING	190,665	1,108,731	81,703	428,636	48,154	713,129

UNIT VALUE (ACCUMULATION)	$17.59	$16.80	$14.90	$9.84	$16.35	$24.87

(1) Cost of investments:	$3,121,022	$15,533,429	$1,214,669	$4,368,132	$797,368	$14,938,262
Shares of investments:	229,891	2,871,905	104,180	207,831	51,248	537,151

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP

ASSETS:
Investments at fair value (1)	$5,255,549	$1,134,133	$14,138,515	$2,348,968	$540,864	$13,170,351
Investment income due and accrued			82,447	12,346
Receivable for investments sold	115	2,772				248
Purchase payments receivable			561			332
Due from Great West Life & Annuity Insurance Company	1,776		15,073	887		10,221

Total assets	5,257,440	1,136,905	14,236,596	2,362,201	540,864	13,181,152

LIABILITIES:
Payable for investments purchased			169
Redemptions payable	115	2,772	392			580
Due to Great West Life & Annuity Insurance Company	533	4,904	1,478	246	51	1,314

Total liabilities	648	7,676	2,039	246	51	1,894

NET ASSETS	$5,256,792	$1,129,229	$14,234,557	$2,361,955	$540,813	$13,179,258

NET ASSETS REPRESENTED BY:
Accumulation units	$5,234,092	$1,109,470	$14,075,669	$2,355,486	$540,813	$13,118,778
Contracts in payout phase	22,700	19,759	158,888	6,469		60,480

NET ASSETS	$5,256,792	$1,129,229	$14,234,557	$2,361,955	$540,813	$13,179,258

ACCUMULATION UNITS OUTSTANDING	298,905	60,285	972,671	195,381	46,844	1,067,343

UNIT VALUE (ACCUMULATION)	$17.51	$18.40	$14.47	$12.06	$11.54	$12.29

(1) Cost of investments:	$5,432,458	$637,823	$12,525,228	$2,153,127	$517,523	$12,297,185
Shares of investments:	215,657	72,330	349,358	106,433	17,083	616,013

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP	DWS DREMAN SMALL MID CAP VALUE VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	FEDERATED CAPITAL APPRECIATION FUND II

ASSETS:
Investments at fair value (1)	$6,815,233	$5,346,489	$9,631,998	$12,752,539	$385,723	$2,709,303
Investment income due and accrued
Receivable for investments sold	3,740	23,003	375			233
Purchase payments receivable		10	104	73
Due from Great West Life & Annuity Insurance Company	8,069	4,426	7,437	35,306		496

Total assets	6,827,042	5,373,928	9,639,914	12,787,918	385,723	2,710,032

LIABILITIES:
Payable for investments purchased				73
Redemptions payable	3,740	23,013	479			233
Due to Great West Life & Annuity Insurance Company	701	522	964	1,306	1,470	311

Total liabilities	4,441	23,535	1,443	1,379	1,470	544

NET ASSETS	$6,822,601	$5,350,393	$9,638,471	$12,786,539	$384,253	$2,709,488

NET ASSETS REPRESENTED BY:
Accumulation units	$6,768,670	$5,331,645	$9,621,585	$12,711,555	$371,451	$2,688,423
Contracts in payout phase	53,931	18,748	16,886	74,984	12,802	21,065

NET ASSETS	$6,822,601	$5,350,393	$9,638,471	$12,786,539	$384,253	$2,709,488

ACCUMULATION UNITS OUTSTANDING	530,619	448,671	764,485	671,685	36,191	163,498

UNIT VALUE (ACCUMULATION)	$12.76	$11.88	$12.59	$18.92	$10.26	$16.44

(1) Cost of investments:	$6,217,827	$4,701,417	$9,342,004	$10,492,093	$351,474	$3,278,826
Shares of investments:	798,972	418,348	773,654	940,453	25,477	433,488

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND - VIPT	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$43,656,845	$713,375	$2,882,506	$4,123,415	$2,989,488	$10,023,564
Investment income due and accrued
Receivable for investments sold	3,257		53	4,680		943
Purchase payments receivable	147
Due from Great West Life & Annuity Insurance Company	32,850				5,593	520

Total assets	43,693,099	713,375	2,882,559	4,128,095	2,995,081	10,025,027

LIABILITIES:
Payable for investments purchased
Redemptions payable	3,404		53	4,680		943
Due to Great West Life & Annuity Insurance Company	4,658	82	285	4,434	339	1,004

Total liabilities	8,062	82	338	9,114	339	1,947

NET ASSETS	$43,685,037	$713,293	$2,882,221	$4,118,981	$2,994,742	$10,023,080

NET ASSETS REPRESENTED BY:
Accumulation units	$43,116,805	$713,293	$2,882,221	$4,078,207	$2,958,015	$10,009,103
Contracts in payout phase	568,232			40,774	36,727	13,977

NET ASSETS	$43,685,037	$713,293	$2,882,221	$4,118,981	$2,994,742	$10,023,080

ACCUMULATION UNITS OUTSTANDING	2,578,145	40,697	239,481	183,841	142,006	837,469

UNIT VALUE (ACCUMULATION)	$16.72	$17.53	$12.04	$22.18	$20.83	$11.95

(1) Cost of investments:	$42,676,702	$644,558	$2,452,167	$3,204,422	$2,684,387	$9,248,937
Shares of investments:	3,779,813	74,621	158,119	136,809	532,886	333,785

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$1,580,419	$1,148,114	$1,696,743	$3,380,382	$9,013,532	$8,717,058
Investment income due and accrued
Receivable for investments sold						29,904
Purchase payments receivable					443
Due from Great West Life & Annuity Insurance Company				8,231	4,476

Total assets	1,580,419	1,148,114	1,696,743	3,388,613	9,018,451	8,746,962

LIABILITIES:
Payable for investments purchased					443
Redemptions payable						29,904
Due to Great West Life & Annuity Insurance Company	1,936	113	656	337	882	1,759

Total liabilities	1,936	113	656	337	1,325	31,663

NET ASSETS	$1,578,483	$1,148,001	$1,696,087	$3,388,276	$9,017,126	$8,715,299

NET ASSETS REPRESENTED BY:
Accumulation units	$1,576,605	$1,148,001	$1,690,280	$3,369,589	$8,966,407	$8,697,627
Contracts in payout phase	1,878		5,807	18,687	50,719	17,672

NET ASSETS	$1,578,483	$1,148,001	$1,696,087	$3,388,276	$9,017,126	$8,715,299

ACCUMULATION UNITS OUTSTANDING	108,730	66,139	491,701	260,870	670,283	463,248

UNIT VALUE (ACCUMULATION)	$14.50	$17.36	$3.44	$12.92	$13.38	$18.78

(1) Cost of investments:	$1,506,881	$1,066,713	$1,398,110	$2,977,946	$7,742,141	$8,769,869
Shares of investments:	124,345	61,429	100,578	254,739	449,105	320,834

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$39,734,206	$20,001,589	$44,892,964	$6,952,389	$6,784,595	$3,406,616
Investment income due and accrued
Receivable for investments sold	13,833	2,388	1,454			4,055
Purchase payments receivable			742			15
Due from Great West Life & Annuity Insurance Company		266,837	18,796	1,662	41	88

Total assets	39,748,039	20,270,814	44,913,956	6,954,051	6,784,636	3,410,774

LIABILITIES:
Payable for investments purchased
Redemptions payable	13,833	2,388	2,196			4,070
Due to Great West Life & Annuity Insurance Company	58,615	2,124	4,456	796	775	389

Total liabilities	72,448	4,512	6,652	796	775	4,459

NET ASSETS	$39,675,591	$20,266,302	$44,907,304	$6,953,255	$6,783,861	$3,406,315

NET ASSETS REPRESENTED BY:
Accumulation units	$39,246,453	$19,403,302	$44,761,891	$6,944,610	$6,771,352	$3,398,024
Contracts in payout phase	429,138	863,000	145,413	8,645	12,509	8,291

NET ASSETS	$39,675,591	$20,266,302	$44,907,304	$6,953,255	$6,783,861	$3,406,315

ACCUMULATION UNITS OUTSTANDING	2,978,832	955,849	3,009,166	351,804	278,268	363,808

UNIT VALUE (ACCUMULATION)	$13.18	$20.30	$14.88	$19.74	$24.33	$9.34

(1) Cost of investments:	$39,794,638	$18,479,409	$44,540,638	$6,234,027	$8,468,098	$4,086,993
Shares of investments:	1,398,107	1,587,428	3,310,691	262,850	178,730	91,996

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES

ASSETS:
Investments at fair value (1)	$6,795,229	$753,244	$15,229,119	$17,238,014	$11,644,199	$5,493,778
Investment income due and accrued
Receivable for investments sold	414		48,254	146,171	72	2,343
Purchase payments receivable			14,645	15	40	40
Due from Great West Life & Annuity Insurance Company	5,488	3,112		305	2,969

Total assets	6,801,131	756,356	15,292,018	17,384,505	11,647,280	5,496,161

LIABILITIES:
Payable for investments purchased
Redemptions payable	414		62,898	146,186	112	2,383
Due to Great West Life & Annuity Insurance Company	769	69	2,450	1,825	1,157	796

Total liabilities	1,183	69	65,348	148,011	1,269	3,179

NET ASSETS	$6,799,948	$756,287	$15,226,670	$17,236,494	$11,646,011	$5,492,982

NET ASSETS REPRESENTED BY:
Accumulation units	$6,753,942	$745,708	$15,163,041	$17,134,736	$11,630,675	$5,483,038
Contracts in payout phase	46,006	10,579	63,629	101,758	15,336	9,944

NET ASSETS	$6,799,948	$756,287	$15,226,670	$17,236,494	$11,646,011	$5,492,982

ACCUMULATION UNITS OUTSTANDING	384,707	43,817	861,535	727,554	731,745	491,524

UNIT VALUE (ACCUMULATION)	$17.56	$17.02	$17.60	$23.55	$15.89	$11.16

(1) Cost of investments:	$5,286,726	$732,232	$14,988,570	$13,798,280	$10,616,036	$5,244,715
Shares of investments:	221,055	44,335	685,379	491,335	679,358	201,311

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$221,366	$10,221,229	$24,636,649	$10,346,176	$39,591,461	$78,614,038
Investment income due and accrued					187,946	125,577
Receivable for investments sold			16,491		12,221	59,429
Purchase payments receivable		15,181	720	157,092	200
Due from Great West Life & Annuity Insurance Company		30,401	44,161	483		51,012

Total assets	221,366	10,266,811	24,698,021	10,503,751	39,791,828	78,850,056

LIABILITIES:
Payable for investments purchased		15,181		157,092
Redemptions payable			17,211		12,421	59,429
Due to Great West Life & Annuity Insurance Company	896	1,012	2,503	956	25,757	7,944

Total liabilities	896	16,193	19,714	158,048	38,178	67,373

NET ASSETS	$220,470	$10,250,618	$24,678,307	$10,345,703	$39,753,650	$78,782,683

NET ASSETS REPRESENTED BY:
Accumulation units	$198,396	$10,127,638	$24,468,583	$10,344,229	$39,549,033	$78,133,008
Contracts in payout phase	22,074	122,980	209,724	1,474	204,617	649,675

NET ASSETS	$220,470	$10,250,618	$24,678,307	$10,345,703	$39,753,650	$78,782,683

ACCUMULATION UNITS OUTSTANDING	18,388	479,030	1,248,461	600,736	1,894,872	5,758,434

UNIT VALUE (ACCUMULATION)	$10.79	$21.14	$19.60	$17.22	$20.87	$13.57

(1) Cost of investments:	$161,232	$8,660,855	$20,248,444	$8,907,860	$37,636,071	$75,944,343
Shares of investments:	16,483	539,664	756,886	4,998,152	4,912,092	7,292,582

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$150,281,493	$770,660	$3,281,115	$3,801,674	$1,806,741	$1,531,985
Investment income due and accrued	259,476
Receivable for investments sold	88,965		7
Purchase payments receivable	912				10
Due from Great West Life & Annuity Insurance Company				8,913	5,368	104

Total assets	150,630,846	770,660	3,281,122	3,810,587	1,812,119	1,532,089

LIABILITIES:
Payable for investments purchased					10
Redemptions payable	89,877		7
Due to Great West Life & Annuity Insurance Company	109,187	73	349	418	176	156

Total liabilities	199,064	73	356	418	186	156

NET ASSETS	$150,431,782	$770,587	$3,280,766	$3,810,169	$1,811,933	$1,531,933

NET ASSETS REPRESENTED BY:
Accumulation units	$149,607,057	$770,587	$3,280,766	$3,801,256	$1,795,755	$1,524,591
Contracts in payout phase	824,725			8,913	16,178	7,342

NET ASSETS	$150,431,782	$770,587	$3,280,766	$3,810,169	$1,811,933	$1,531,933

ACCUMULATION UNITS OUTSTANDING	9,438,459	104,388	241,532	260,784	163,986	103,695

UNIT VALUE (ACCUMULATION)	$15.85	$7.38	$13.58	$14.58	$10.95	$14.70

(1) Cost of investments:	$143,917,133	$787,465	$3,257,143	$3,075,869	$1,666,638	$1,359,957
Shares of investments:	13,011,385	30,163	156,991	157,942	104,436	56,531

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ASSETS:
Investments at fair value (1)	$2,342,924	$2,928,001	$4,172,296	$3,725,282	$6,560,731	$26,994,056
Investment income due and accrued
Receivable for investments sold	21,077				1,596
Purchase payments receivable		40				142,065
Due from Great West Life & Annuity Insurance Company	930		16,126			56,052

Total assets	2,364,931	2,928,041	4,188,422	3,725,282	6,562,327	27,192,173

LIABILITIES:
Payable for investments purchased		40				105,560
Redemptions payable	21,077				1,596	36,505
Due to Great West Life & Annuity Insurance Company	217	306	428	401	747	2,711

Total liabilities	21,294	346	428	401	2,343	144,776

NET ASSETS	$2,343,637	$2,927,695	$4,187,994	$3,724,881	$6,559,984	$27,047,397

NET ASSETS REPRESENTED BY:
Accumulation units	$2,340,801	$2,927,695	$4,118,240	$3,724,881	$6,558,741	$26,569,077
Contracts in payout phase	2,836		69,754		1,243	478,320

NET ASSETS	$2,343,637	$2,927,695	$4,187,994	$3,724,881	$6,559,984	$27,047,397

ACCUMULATION UNITS OUTSTANDING	166,369	266,875	324,023	358,083	392,799	1,599,754

UNIT VALUE (ACCUMULATION)	$14.07	$10.97	$12.71	$10.40	$16.70	$16.61

(1) Cost of investments:	$2,877,723	$3,014,697	$3,867,538	$3,556,076	$6,102,694	$23,721,202
Shares of investments:	69,917	288,473	265,413	288,334	601,350	1,682,921

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND - VIPT

ASSETS:
Investments at fair value (1)	$96,971,090	$131,633,697	$3,287,030	$6,527,407	$1,295,156	$4,635,186
Investment income due and accrued	1,254
Receivable for investments sold		33,703				10,723
Purchase payments receivable	905,196	32,088		40
Due from Great West Life & Annuity Insurance Company	125,830	140,319		7,905	451	8,367

Total assets	98,003,370	131,839,807	3,287,030	6,535,352	1,295,607	4,654,276

LIABILITIES:
Payable for investments purchased	723,824			40
Redemptions payable	181,372	65,791				10,723
Due to Great West Life & Annuity Insurance Company	9,930	13,424	307	644	121	463

Total liabilities	915,126	79,215	307	684	121	11,186

NET ASSETS	$97,088,244	$131,760,592	$3,286,723	$6,534,668	$1,295,486	$4,643,090

NET ASSETS REPRESENTED BY:
Accumulation units	$96,164,216	$130,400,462	$3,286,723	$6,516,720	$1,294,111	$4,618,206
Contracts in payout phase	924,028	1,360,130		17,948	1,375	24,884

NET ASSETS	$97,088,244	$131,760,592	$3,286,723	$6,534,668	$1,295,486	$4,643,090

ACCUMULATION UNITS OUTSTANDING	8,207,662	8,123,590	258,899	387,464	73,670	410,262

UNIT VALUE (ACCUMULATION)	$11.72	$16.05	$12.70	$16.82	$17.57	$11.26

(1) Cost of investments:	$96,971,090	$110,311,766	$3,368,318	$6,085,491	$1,394,997	$4,458,708
Shares of investments:	96,971,090	6,322,464	325,449	430,852	91,660	322,560

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

ASSETS:
Investments at fair value (1)	$4,343,161	$2,027,702	$8,834,271	$11,923,902	$4,697,658	$4,945,194
Investment income due and accrued
Receivable for investments sold			1,890		17,145
Purchase payments receivable		40		480
Due from Great West Life & Annuity Insurance Company			3,894	1,537		5,508

Total assets	4,343,161	2,027,742	8,840,055	11,925,919	4,714,803	4,950,702

LIABILITIES:
Payable for investments purchased		40		58
Redemptions payable			1,890	422	17,145
Due to Great West Life & Annuity Insurance Company	420	191	1,018	1,209	452	475

Total liabilities	420	231	2,908	1,689	17,597	475

NET ASSETS	$4,342,741	$2,027,511	$8,837,147	$11,924,230	$4,697,206	$4,950,227

NET ASSETS REPRESENTED BY:
Accumulation units	$4,342,741	$2,027,511	$8,797,203	$11,870,048	$4,697,206	$4,907,191
Contracts in payout phase			39,944	54,182		43,036

NET ASSETS	$4,342,741	$2,027,511	$8,837,147	$11,924,230	$4,697,206	$4,950,227

ACCUMULATION UNITS OUTSTANDING	492,877	121,819	248,656	918,974	321,450	310,752

UNIT VALUE (ACCUMULATION)	$8.81	$16.64	$35.38	$12.92	$14.61	$15.79

(1) Cost of investments:	$3,563,494	$1,936,760	$7,352,810	$11,539,925	$5,374,915	$4,089,227
Shares of investments:	301,399	142,796	566,663	1,000,327	165,527	196,550

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$5,239,888	$2,134,629
Investment income due and accrued
Receivable for investments sold	72
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	96,712	870

Total assets	5,336,672	2,135,499

LIABILITIES:
Payable for investments purchased
Redemptions payable	72
Due to Great West Life & Annuity Insurance Company	517	244

Total liabilities	589	244

NET ASSETS	$5,336,083	$2,135,255

NET ASSETS REPRESENTED BY:
Accumulation units	$5,129,647	$2,094,210
Contracts in payout phase	206,436	41,045

NET ASSETS	$5,336,083	$2,135,255

ACCUMULATION UNITS OUTSTANDING	332,812	131,708

UNIT VALUE (ACCUMULATION)	$15.41	$15.90

(1) Cost of investments:	$4,194,663	$2,288,024
Shares of investments:	261,341	227,088

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$14,111	$227,015	$		$87,819	$984	$236,126

EXPENSES:
Mortality and expense risk	6,753	153,736		39,128	40,561	13,530	106,744

NET INVESTMENT INCOME (LOSS)	7,358	73,279		(39,128)	47,258	(12,546)	129,382

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(35,036)	407,538		654,995	(205,745)	(555)	(591,893)
Realized gain distributions

Net realized gain (loss)	(35,036)	407,538		654,995	(205,745)	(555)	(591,893)

Change in net unrealized appreciation (depreciation) on investments	81,219	1,137,482		139,719	1,045,770	234,596	2,495,434

Net realized and unrealized gain on investments	46,183	1,545,020		794,714	840,025	234,041	1,903,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,541	$1,618,299		$755,586	$887,283	$221,495	$2,032,923

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$74,760	$170,707	$22,038	$190,614	$60,531	$42,377

EXPENSES:
Mortality and expense risk	35,828	110,084	31,093	65,677	21,223	37,673

NET INVESTMENT INCOME (LOSS)	38,932	60,623	(9,055)	124,937	39,308	4,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(427,503)	1,607,669	130,284	258,264	(50,159)	4,959
Realized gain distributions		1,834,518	128,439

Net realized gain (loss)	(427,503)	3,442,187	258,723	258,264	(50,159)	4,959

Change in net unrealized appreciation on investments	1,020,458	(757,405)	418,151	492,718	395,301	900,985

Net realized and unrealized gain on investments	592,955	2,684,782	676,874	750,982	345,142	905,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$631,887	$2,745,405	$667,819	$875,919	$384,450	$910,648

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

INVESTMENT INCOME:
Dividends	$53,428	$353,504	$		$		$2,506	$106,191

EXPENSES:
Mortality and expense risk	20,054	136,749		9,642		36,195	5,894	131,845

NET INVESTMENT INCOME (LOSS)	33,374	216,755		(9,642)		(36,195)	(3,388)	(25,654)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	85,612	(195,686)		55,136		56,284	(6,095)	163,630
Realized gain distributions	144,155					8,933	40,278	1,253,595

Net realized gain (loss)	229,767	(195,686)		55,136		65,217	34,183	1,417,225

Change in net unrealized appreciation (depreciation) on investments	149,589	2,302,370		96,035		122,251	50,973	781,291

Net realized and unrealized gain on investments	379,356	2,106,684		151,171		187,468	85,156	2,198,516

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$412,730	$2,323,439		$141,529		$151,273	$81,768	$2,172,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP

INVESTMENT INCOME:
Dividends	$17,048	$5,476	$510,061	$33,961	$		$104,684

EXPENSES:
Mortality and expense risk	50,198	8,448	108,878	18,512		3,728	91,949

NET INVESTMENT INCOME (LOSS)	(33,150)	(2,972)	401,183	15,449		(3,728)	12,735

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	57,871	73,673	428,350	110,341		18,001	657,610
Realized gain distributions	385,278

Net realized gain	443,149	73,673	428,350	110,341		18,001	657,610

Change in net unrealized appreciation (depreciation) on investments	115,841	133,730	419,680	258,393		82,406	882,373

Net realized and unrealized gain on investments	558,990	207,403	848,030	368,734		100,407	1,539,983

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$525,840	$204,431	$1,249,213	$384,183		$96,679	$1,552,718

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP	DWS DREMAN SMALL MID CAP VALUE VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP	FEDERATED CAPITAL APPRECIATION FUND II

INVESTMENT INCOME:
Dividends	$134,342	$63,540	$178,080	$109,869	$		$14,860

EXPENSES:
Mortality and expense risk	61,644	40,484	72,031	95,681		2,834	23,311

NET INVESTMENT INCOME (LOSS)	72,698	23,056	106,049	14,188		(2,834)	(8,451)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	884,686	608,909	297,105	396,848		1,331	(165,932)
Realized gain distributions				2,914			151,338

Net realized gain (loss)	884,686	608,909	297,105	399,762		1,331	(14,594)

Change in net unrealized appreciation (depreciation) on investments	242,445	69,446	388,443	1,393,889		50,109	261,903

Net realized and unrealized gain on investments	1,127,131	678,355	685,548	1,793,651		51,440	247,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,829	$701,411	$791,597	$1,807,839		$48,606	$238,858

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND -VIPT	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT INCOME:
Dividends	$1,785,797	$19,867	$22,628	$45,372	$151,500	$145,478

EXPENSES:
Mortality and expense risk	357,396	5,811	22,370	39,845	24,733	71,475

NET INVESTMENT INCOME	1,428,401	14,056	258	5,527	126,767	74,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	288,058	1,224	240,848	226,163	(62,272)	179,110
Realized gain distributions		39,895

Net realized gain (loss)	288,058	41,119	240,848	226,163	(62,272)	179,110

Change in net unrealized appreciation on investments	(723,664)	24,846	232,426	343,575	384,645	1,021,074

Net realized and unrealized gain (loss) on investments	(435,606)	65,965	473,274	569,738	322,373	1,200,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$992,795	$80,021	$473,532	$575,265	$449,140	$1,274,187

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$1,081	$		$		$53,219	$143,365	$246,780

EXPENSES:
Mortality and expense risk	11,918		9,148		14,874	20,624	68,764	65,513

NET INVESTMENT INCOME (LOSS)	(10,837)		(9,148)		(14,874)	32,595	74,601	181,267

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	38,390		(18,164)		62,378	177,953	879,564	(148)
Realized gain distributions	14,057							633,110

Net realized gain (loss)	52,447		(18,164)		62,378	177,953	879,564	632,962

Change in net unrealized appreciation (depreciation) on investments	111,253		148,587		149,173	262,875	252,467	242,532

Net realized and unrealized gain on investments	163,700		130,423		211,551	440,828	1,132,031	875,494

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,863		$121,275		$196,677	$473,423	$1,206,632	$1,056,761

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$957,017	$803,928	$1,431,697	$38,951	$50,077	$19,598

EXPENSES:
Mortality and expense risk	269,883	167,115	300,172	60,824	61,908	27,809

NET INVESTMENT INCOME (LOSS)	687,134	636,813	1,131,525	(21,873)	(11,831)	(8,211)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	785,376	444,561	558,073	16,339	(530,939)	(473,898)
Realized gain distributions	2,516,463	322,001	579,450	120,435	775,891	343,374

Net realized gain (loss)	3,301,839	766,562	1,137,523	136,774	244,952	(130,524)

Change in net unrealized appreciation (depreciation) on investments	218,363	165,246	540,639	1,037,805	589,454	402,122

Net realized and unrealized gain on investments	3,520,202	931,808	1,678,162	1,174,579	834,406	271,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,207,336	$1,568,621	$2,809,687	$1,152,706	$822,575	$263,387

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES

INVESTMENT INCOME:
Dividends	$57,496	$1,577	$228,345	$195,418	$134,819	$363,457

EXPENSES:
Mortality and expense risk	57,098	5,236	95,419	134,470	70,858	40,246

NET INVESTMENT INCOME (LOSS)	398	(3,659)	132,926	60,948	63,961	323,211

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	278,680	(8,672)	(106,219)	469,659	296,652	219,335
Realized gain distributions			165,782	804,028

Net realized gain (loss)	278,680	(8,672)	59,563	1,273,687	296,652	219,335

Change in net unrealized appreciation on investments	914,155	141,740	2,152,907	1,409,953	963,568	102,078

Net realized and unrealized gain on investments	1,192,835	133,068	2,212,470	2,683,640	1,260,220	321,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,193,233	$129,409	$2,345,396	$2,744,588	$1,324,181	$644,624

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$828	$84,261	$503,599	$137,494	$2,052,135	$1,435,380

EXPENSES:
Mortality and expense risk	1,696	69,550	175,716	63,938	265,117	558,802

NET INVESTMENT INCOME (LOSS)	(868)	14,711	327,883	73,556	1,787,018	876,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,353	118,922	(1,093,475)	583,309	151,296	704,524
Realized gain distributions	55,208	647,136

Net realized gain (loss)	65,561	766,058	(1,093,475)	583,309	151,296	704,524

Change in net unrealized appreciation on investments	(34,521)	649,114	5,148,629	1,101,226	2,548,468	2,140,271

Net realized and unrealized gain on investments	31,040	1,415,172	4,055,154	1,684,535	2,699,764	2,844,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,172	$1,429,883	$4,383,037	$1,758,091	$4,486,782	$3,721,373

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$3,698,745	$1,910	$53,337	$		$14,984	$3,593

EXPENSES:
Mortality and expense risk	1,056,863	6,382	27,615		35,039	13,271	12,182

NET INVESTMENT INCOME (LOSS)	2,641,882	(4,472)	25,722		(35,039)	1,713	(8,589)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,798,787	(34,712)	214,677		100,825	127,286	43,366
Realized gain distributions	2,836,912	28,249	115,214

Net realized gain (loss)	4,635,699	(6,463)	329,891		100,825	127,286	43,366

Change in net unrealized appreciation (depreciation) on investments	4,743,358	99,217	(11,416)		186,434	26,701	142,177

Net realized and unrealized gain on investments	9,379,057	92,754	318,475		287,259	153,987	185,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,020,939	$88,282	$344,197		$252,220	$155,700	$176,954

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INVESTMENT INCOME:
Dividends	$		$75,170	$65,358	$17,845	$1,855	$670,404

EXPENSES:
Mortality and expense risk		16,723	24,949	21,741	15,249	45,611	204,365

NET INVESTMENT INCOME (LOSS)		(16,723)	50,221	43,617	2,596	(43,756)	466,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(362,513)	(353,814)	87,244	(109,376)	216,240	(1,201,326)
Realized gain distributions		183,846	410,625		115,132	166,626

Net realized gain (loss)		(178,667)	56,811	87,244	5,756	382,866	(1,201,326)

Change in net unrealized appreciation (depreciation) on investments		40,622	(76,190)	358,258	265,664	300,272	3,975,064

Net realized and unrealized gain (loss) on investments		(138,045)	(19,379)	445,502	271,420	683,138	2,773,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(154,768)	$30,842	$489,119	$274,016	$639,382	$3,239,777

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND - VIPT

INVESTMENT INCOME:
Dividends	$10,898	$2,144,869	$95,698	$115,667	$6,172	$106,413

EXPENSES:
Mortality and expense risk	823,855	971,109	18,355	41,832	10,820	26,080

NET INVESTMENT INCOME (LOSS)	(812,957)	1,173,760	77,343	73,835	(4,648)	80,333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		974,045	19,509	185,854	6,069	(58,441)
Realized gain distributions			93,179	130,471	168,999

Net realized gain (loss)		974,045	112,688	316,325	175,068	(58,441)

Change in net unrealized appreciation (depreciation) on investments		14,927,524	(41,865)	266,088	(42,959)	542,384

Net realized and unrealized gain on investments		15,901,569	70,823	582,413	132,109	483,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(812,957)	$17,075,329	$148,166	$656,248	$127,461	$564,276

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT INCOME:
Dividends	$38,042	$		$81,444	$246,025	$28,911	$

EXPENSES:
Mortality and expense risk	31,402		14,263	78,064	84,724	31,570		35,939

NET INVESTMENT INCOME (LOSS)	6,640		(14,263)	3,380	161,301	(2,659)		(35,939)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(186,646)		82,938	1,259,933	(101,679)	(612,270)		471,259
Realized gain distributions					155,185	393,706

Net realized gain (loss)	(186,646)		82,938	1,259,933	53,506	(218,564)		471,259

Change in net unrealized appreciation (depreciation) on investments	1,225,515		261,123	(57,637)	309,849	314,543		297,649

Net realized and unrealized gain on investments	1,038,869		344,061	1,202,296	363,355	95,979		768,908

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,045,509		$329,798	$1,205,676	$524,656	$93,320		$732,969

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	5,233	$18,996

EXPENSES:
Mortality and expense risk	40,280	19,340

NET INVESTMENT LOSS	(35,047)	(344)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	393,428	(161,491)
Realized gain distributions	1,919

Net realized gain (loss)	395,347	(161,491)

Change in net unrealized appreciation (depreciation) on investments	362,656	441,601

Net realized and unrealized gain on investments	758,003	280,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	722,956	$279,766

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,358	$23,746	$73,279	$44,939	$(39,128)	$(30,076)
Net realized gain (loss)	(35,036)	(27,181)	407,538	580,957	654,995	7,755
Change in net unrealized appreciation (depreciation) on investments	81,219	(4,676)	1,137,482	(855,557)	139,719	(644,258)

Increase (decrease) in net assets resulting from operations	53,541	(8,111)	1,618,299	(229,661)	755,586	(666,579)

CONTRACT TRANSACTIONS:
Purchase payments received			251,802	125,055	30,400	55,265
Transfers for contract benefits and terminations	(132,464)	(62,442)	(988,183)	(1,281,632)	(269,465)	(555,019)
Net transfers	(37,438)	(41,784)	(516,883)	(1,026,781)	(1,114,508)	(1,759,378)
Contract maintenance charges				(616)		(83)
Adjustments to net assets allocated to contracts in payout phase	281	5,921	(14,901)	13,268	(1,882)	9,807

Decrease in net assets resulting from contract transactions	(169,621)	(98,305)	(1,268,165)	(2,170,706)	(1,355,455)	(2,249,408)

Total increase (decrease) in net assets	(116,080)	(106,416)	350,134	(2,400,367)	(599,869)	(2,915,987)

NET ASSETS:
Beginning of period	1,018,212	1,124,628	18,210,601	20,610,968	5,277,957	8,193,944

End of period	$902,132	$1,018,212	$18,560,735	$18,210,601	$4,678,088	$5,277,957

CHANGES IN UNITS OUTSTANDING:
Units issued	316	2,593	141,070	164,326	25,344	111,500
Units redeemed	(13,245)	(10,682)	(206,511)	(299,272)	(112,690)	(266,343)

Net decrease	(12,929)	(8,089)	(65,441)	(134,946)	(87,346)	(154,843)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,258	$39,778	$(12,546)	$(14,822)	$129,382	$482,742
Net realized loss	(205,745)	(620,557)	(555)	(80,434)	(591,893)	(3,020,338)
Change in net unrealized appreciation (depreciation) on investments	1,045,770	924,737	234,596	121,340	2,495,434	(963,513)

Increase (decrease) in net assets resulting from operations	887,283	343,958	221,495	26,084	2,032,923	(3,501,109)

CONTRACT TRANSACTIONS:
Purchase payments received					118,626	219,604
Transfers for contract benefits and terminations	(617,164)	(377,263)	(112,461)	(509,188)	(1,326,818)	(1,592,011)
Net transfers	(572,485)	(990,147)	(136,983)	(127,024)	(1,560,104)	(3,185,144)
Contract maintenance charges						(81)
Adjustments to net assets allocated to contracts in payout phase	8,716	33,976			379	3,917

Decrease in net assets resulting from contract transactions	(1,180,933)	(1,333,434)	(249,444)	(636,212)	(2,767,917)	(4,553,715)

Total decrease in net assets	(293,650)	(989,476)	(27,949)	(610,128)	(734,994)	(8,054,824)

NET ASSETS:
Beginning of period	5,784,793	6,774,269	1,741,022	2,351,150	15,108,961	23,163,785

End of period	$5,491,143	$5,784,793	$1,713,073	$1,741,022	$14,373,967	$15,108,961

CHANGES IN UNITS OUTSTANDING:
Units issued	3,508	2,870			66,737	245,469
Units redeemed	(97,100)	(121,494)	(22,188)	(57,269)	(291,584)	(602,494)

Net decrease	(93,592)	(118,624)	(22,188)	(57,269)	(224,847)	(357,025)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,932	$213,247	$60,623	$113,664	$(9,055)	$(11,352)
Net realized gain (loss)	(427,503)	(1,726,567)	3,442,187	1,281,442	258,723	319,358
Change in net unrealized appreciation (depreciation) on investments	1,020,458	84,215	(757,405)	(300,876)	418,151	(749,039)

Increase (decrease) in net assets resulting from operations	631,887	(1,429,105)	2,745,405	1,094,230	667,819	(441,033)

CONTRACT TRANSACTIONS:
Purchase payments received			251,572	117,599	45,156	51,769
Transfers for contract benefits and terminations	(347,833)	(563,956)	(1,032,185)	(823,541)	(264,997)	(278,521)
Net transfers	(802,790)	(2,169,591)	407,788	(29,185)	(331,850)	(1,042,501)
Contract maintenance charges		(86)				(34)
Adjustments to net assets allocated to contracts in payout phase	(105,140)	107,816	(7,570)	23,369	(652)	942

Decrease in net assets resulting from contract transactions	(1,255,763)	(2,625,817)	(380,395)	(711,758)	(552,343)	(1,268,345)

Total increase (decrease) in net assets	(623,876)	(4,054,922)	2,365,010	382,472	115,476	(1,709,378)

NET ASSETS:
Beginning of period	5,258,395	9,313,317	14,394,908	14,012,436	4,038,918	5,748,296

End of period	$4,634,519	$5,258,395	$16,759,918	$14,394,908	$4,154,394	$4,038,918

CHANGES IN UNITS OUTSTANDING:
Units issued	1,945	(1,263)	122,207	94,224	113,197	119,416
Units redeemed	(175,449)	(377,479)	(142,601)	(129,127)	(159,681)	(227,356)

Net decrease	(173,504)	(378,742)	(20,394)	(34,903)	(46,484)	(107,940)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$124,937	$81,557	$39,308	$29,619	$4,704	$40,976
Net realized gain (loss)	258,264	(94,978)	(50,159)	(322,681)	4,959	27,839
Change in net unrealized appreciation (depreciation) on investments	492,718	335,103	395,301	383,735	900,985	(813,425)

Increase (decrease) in net assets resulting from operations	875,919	321,682	384,450	90,673	910,648	(744,610)

CONTRACT TRANSACTIONS:
Purchase payments received	468,555	339,967
Transfers for contract benefits and terminations	(615,180)	(482,611)	(269,726)	(159,226)	(279,851)	(425,492)
Net transfers	1,249,146	1,338,314	(539,966)	(572,593)	(477,907)	(791,067)
Contract maintenance charges		(53)			(4)	(70)
Adjustments to net assets allocated to contracts in payout phase	7,694	240	767	(4,246)	(435)	16,745

Increase (decrease) in net assets resulting from contract transactions	1,110,215	1,195,857	(808,925)	(736,065)	(758,197)	(1,199,884)

Total increase (decrease) in net assets	1,986,134	1,517,539	(424,475)	(645,392)	152,451	(1,944,494)

NET ASSETS:
Beginning of period	8,184,320	6,666,781	3,268,082	3,913,474	4,816,182	6,760,676

End of period	$10,170,454	$8,184,320	$2,843,607	$3,268,082	$4,968,633	$4,816,182

CHANGES IN UNITS OUTSTANDING:
Units issued	194,644	191,394	171	(1,632)	412	414
Units redeemed	(130,088)	(107,975)	(66,917)	(61,061)	(44,646)	(74,658)

Net increase (decrease)	64,556	83,419	(66,746)	(62,693)	(44,234)	(74,244)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,374	$11,250	$216,755	$227,785	$(9,642)	$(13,074)
Net realized gain (loss)	229,767	113,107	(195,686)	(1,363,148)	55,136	11,308
Change in net unrealized appreciation (depreciation) on investments	149,589	(138,249)	2,302,370	1,105,100	96,035	(278,455)

Increase (decrease) in net assets resulting from operations	412,730	(13,892)	2,323,439	(30,263)	141,529	(280,221)

CONTRACT TRANSACTIONS:
Purchase payments received	156,835	254,152	486,886	331,318	19,751	100,185
Transfers for contract benefits and terminations	(462,654)	(118,799)	(1,260,614)	(1,183,482)	(92,742)	(61,070)
Net transfers	757,878	672,427	189,166	(109,297)	(242,915)	(91,409)
Contract maintenance charges				(56)		(2)
Adjustments to net assets allocated to contracts in payout phase			(2,890)	12,708

Increase (decrease) in net assets resulting from contract transactions	452,059	807,780	(587,452)	(948,809)	(315,906)	(52,296)

Total increase (decrease) in net assets	864,789	793,888	1,735,987	(979,072)	(174,377)	(332,517)

NET ASSETS:
Beginning of period	2,489,001	1,695,113	17,013,306	17,992,378	1,392,129	1,724,646

End of period	$3,353,790	$2,489,001	$18,749,293	$17,013,306	$1,217,752	$1,392,129

CHANGES IN UNITS OUTSTANDING:
Units issued	78,168	75,730	186,569	168,245	33,050	57,221
Units redeemed	(50,776)	(21,951)	(223,543)	(238,562)	(54,386)	(65,548)

Net increase (decrease)	27,392	53,779	(36,974)	(70,317)	(21,336)	(8,327)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES
	2012	2011	2012	2011	2012	2011
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(36,195)	$(29,332)	$(3,388)	$1,922	$(25,654)	$(40,704)
Net realized gain (loss)	65,217	(119,417)	34,183	130,416	1,417,225	139,857
Change in net unrealized appreciation (depreciation) on investments	122,251	(256,872)	50,973	(226,965)	781,291	(510,371)

Increase (decrease) in net assets resulting from operations	151,273	(405,621)	81,768	(94,627)	2,172,862	(411,218)

CONTRACT TRANSACTIONS:
Purchase payments received	16,750	4,700	15,165	50	107,113	104,096
Transfers for contract benefits and terminations	(278,854)	(160,536)	(101,432)	(15,623)	(1,299,652)	(1,300,474)
Net transfers	199,970	4,705,404	(204,576)	(194,851)	(798,841)	(765,857)
Contract maintenance charges					(10)	(66)
Adjustments to net assets allocated to contracts in payout phase	343				3,093	(2,734)

Increase (decrease) in net assets resulting from contract transactions	(61,791)	4,549,568	(290,843)	(210,424)	(1,988,297)	(1,965,035)

Total increase (decrease) in net assets	89,482	4,143,947	(209,075)	(305,051)	184,565	(2,376,253)

NET ASSETS:
Beginning of period	4,143,947	0	996,164	1,301,215	17,632,824	20,009,077

End of period	$4,233,429	$4,143,947	$787,089	$996,164	$17,817,389	$17,632,824

CHANGES IN UNITS OUTSTANDING:
Units issued	221,815	657,926	9,290	30,121	58,936	129,433
Units redeemed	(240,465)	(210,640)	(28,426)	(44,831)	(141,935)	(219,565)

Net increase (decrease)	(18,650)	447,286	(19,136)	(14,710)	(82,999)	(90,132)

(1)	For the period March 14, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33,150)	$18,262	$(2,972)	$(3,088)	$401,183	$88,188
Net realized gain (loss)	443,149	1,030,074	73,673	(12,006)	428,350	436,527
Change in net unrealized appreciation (depreciation) on investments	115,841	(935,081)	133,730	16,620	419,680	314,071

Increase in net assets resulting from operations	525,840	113,255	204,431	1,526	1,249,213	838,786

CONTRACT TRANSACTIONS:
Purchase payments received	69,013	98,983			345,276	243,588
Transfers for contract benefits and terminations	(385,735)	(417,257)	(206,957)	(302,799)	(977,250)	(1,382,276)
Net transfers	(177,157)	1,014,576	(59,427)	(159,081)	1,581,490	2,219,039
Contract maintenance charges	(10)	(93)				(62)
Adjustments to net assets allocated to contracts in payout phase	1,433	1,308	527	(5,320)	(11,615)	26,413

Increase (decrease) in net assets resulting from contract transactions	(492,456)	697,517	(265,857)	(467,200)	937,901	1,106,702

Total increase (decrease) in net assets	33,384	810,772	(61,426)	(465,674)	2,187,114	1,945,488

NET ASSETS:
Beginning of period	5,223,408	4,412,636	1,190,655	1,656,329	12,047,443	10,101,955

End of period	$5,256,792	$5,223,408	$1,129,229	$1,190,655	$14,234,557	$12,047,443

CHANGES IN UNITS OUTSTANDING:
Units issued	247,781	403,942	137	(1,463)	320,606	306,693
Units redeemed	(280,541)	(373,772)	(15,617)	(29,400)	(250,890)	(226,194)

Net increase (decrease)	(32,760)	30,170	(15,480)	(30,863)	69,716	80,499

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		DWS CAPITAL GROWTH VIP
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,449	$12,316	$(3,728)	$(1,715)	$12,735	$(9,642)
Net realized gain (loss)	110,341	(62,672)	18,001	(22,397)	657,610	549,044
Change in net unrealized appreciation (depreciation) on investments	258,393	(43,831)	82,406	(79,854)	882,373	(1,408,822)

Increase (decrease) in net assets resulting from operations	384,183	(94,187)	96,679	(103,966)	1,552,718	(869,420)

CONTRACT TRANSACTIONS:
Purchase payments received	4,699	2,175			308,985	270,345
Transfers for contract benefits and terminations	(394,710)	(246,361)	(39,600)	(14,220)	(764,517)	(1,343,499)
Net transfers	42,430	269,390	(20,680)	(59,734)	1,963,971	3,083,157
Contract maintenance charges		(53)		(12)		(35)
Adjustments to net assets allocated to contracts in payout phase	4,313	(1,735)			(17,717)	14,296

Increase (decrease) in net assets resulting from contract transactions	(343,268)	23,416	(60,280)	(73,966)	1,490,722	2,024,264

Total increase (decrease) in net assets	40,915	(70,771)	36,399	(177,932)	3,043,440	1,154,844

NET ASSETS:
Beginning of period	2,321,040	2,391,811	504,414	682,346	10,135,818	8,980,974

End of period	$2,361,955	$2,321,040	$540,813	$504,414	$13,179,258	$10,135,818

CHANGES IN UNITS OUTSTANDING:
Units issued	22,454	52,957			310,269	526,402
Units redeemed	(50,075)	(51,859)	(5,615)	(8,427)	(194,607)	(358,218)

Net increase (decrease)	(27,621)	1,098	(5,615)	(8,427)	115,662	168,184

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS DREMAN SMALL MID CAP VALUE VIP		DWS HEALTHCARE VIP PORTFOLIO
	2012	2011	2012	2011	2011
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$72,698	$28,464	$23,056	$24,045	$11,377
Net realized gain (loss)	884,686	(152,487)	608,909	621,198	762,916
Change in net unrealized appreciation on investments	242,445	(69,120)	69,446	(1,144,450)	(344,924)

Increase (decrease) in net assets resulting from operations	1,199,829	(193,143)	701,411	(499,207)	429,369

CONTRACT TRANSACTIONS:
Purchase payments received	38,363	35,022	47,610	264,465	30,215
Transfers for contract benefits and terminations	(704,689)	(770,349)	(483,622)	(734,608)	(65,867)
Net transfers	(2,857,835)	3,357,640	(444,498)	(999,508)	(3,807,691)
Contract maintenance charges		(23)		(20)	(37)
Adjustments to net assets allocated to contracts in payout phase	11,759	(7,767)	1,429	2,501	(603)

Increase (decrease) in net assets resulting from contract transactions	(3,512,402)	2,614,523	(879,081)	(1,467,170)	(3,843,983)

Total increase (decrease) in net assets	(2,312,573)	2,421,380	(177,670)	(1,966,377)	(3,414,614)

NET ASSETS:
Beginning of period	9,135,174	6,713,794	5,528,063	7,494,440	3,414,614

End of period	$6,822,601	$9,135,174	$5,350,393	$5,528,063	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	254,177	381,811	69,065	135,066	57,517
Units redeemed	(518,884)	(176,238)	(142,996)	(275,345)	(339,926)

Net increase (decrease)	(264,707)	205,573	(73,931)	(140,279)	(282,409)

(1) For the period January 1, 2011 to May 11, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	DWS LARGE CAP VALUE VIP		DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$106,049	$97,734	$14,188	$20,645	$(2,834)	$(763)
Net realized gain	297,105	751,621	399,762	118,815	1,331	6,685
Change in net unrealized appreciation (depreciation) on investments	388,443	(1,200,189)	1,393,889	(862,217)	50,109	(30,225)

Increase (decrease) in net assets resulting from operations	791,597	(350,834)	1,807,839	(722,757)	48,606	(24,303)

CONTRACT TRANSACTIONS:
Purchase payments received	79,781	216,450	331,276	167,249
Transfers for contract benefits and terminations	(425,185)	(687,575)	(810,233)	(1,170,872)	(1,892)	(113,857)
Net transfers	(1,979)	446,531	(519,431)	(242,250)	(67,454)	(94,497)
Contract maintenance charges		(6)		(107)
Adjustments to net assets allocated to contracts in payout phase	7,437		(1,555)	13,439	(894)	509

Decrease in net assets resulting from contract transactions	(339,946)	(24,600)	(999,943)	(1,232,541)	(70,240)	(207,845)

Total increase (decrease) in net assets	451,651	(375,434)	807,896	(1,955,298)	(21,634)	(232,148)

NET ASSETS:
Beginning of period	9,186,820	9,562,254	11,978,643	13,933,941	405,887	638,035

End of period	$9,638,471	$9,186,820	$12,786,539	$11,978,643	$384,253	$405,887

CHANGES IN UNITS OUTSTANDING:
Units issued	207,271	417,351	102,526	257,241	(585)	453
Units redeemed	(237,793)	(443,918)	(155,878)	(334,137)	(5,455)	(22,771)

Net decrease	(30,522)	(26,567)	(53,352)	(76,896)	(6,040)	(22,318)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II		FEDERATED FUND FOR US GOVERNMENT SECURITIES II
	2011	2012	2011	2012	2011
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,339	$(8,451)	$(3,415)	$1,428,401	$1,626,083
Net realized gain (loss)	(42,021)	(14,594)	(353,485)	288,058	155,924
Change in net unrealized appreciation (depreciation) on investments	221,968	261,903	181,079	(723,664)	491,273

Increase (decrease) in net assets resulting from operations	216,286	238,858	(175,821)	992,795	2,273,280

CONTRACT TRANSACTIONS:
Purchase payments received				403,424	185,682
Transfers for contract benefits and terminations	(100,206)	(111,155)	(230,907)	(3,733,829)	(3,219,123)
Net transfers	(2,842,369)	(35,098)	(132,885)	(1,633,522)	(2,270,802)
Contract maintenance charges	(43)		(81)		(244)
Adjustments to net assets allocated to contracts in payout phase		497	3,628	9,311	63,886

Decrease in net assets resulting from contract transactions	(2,942,618)	(145,756)	(360,245)	(4,954,616)	(5,240,601)

Total increase (decrease) in net assets	(2,726,332)	93,102	(536,066)	(3,961,821)	(2,967,321)

NET ASSETS:
Beginning of period	2,726,332	2,616,386	3,152,452	47,646,858	50,614,179

End of period	$0	$2,709,488	$2,616,386	$43,685,037	$47,646,858

CHANGES IN UNITS OUTSTANDING:
Units issued		914	191	222,034	365,411
Units redeemed	(295,541)	(9,792)	(23,077)	(525,956)	(708,624)

Net decrease	(295,541)	(8,878)	(22,886)	(303,922)	(343,213)

(1)	For the period January 1, 2011 to May 3, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND - VIPT		INVESCO V.I. CORE EQUITY FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,056	$20,685	$258	$(1,211)	$5,527	$5,289
Net realized gain	41,119	6,776	240,848	394,764	226,163	84,073
Change in net unrealized appreciation on investments	24,846	(1,921)	232,426	(562,204)	343,575	(117,579)

Increase (decrease) in net assets resulting from operations	80,021	25,540	473,532	(168,651)	575,265	(28,217)

CONTRACT TRANSACTIONS:
Purchase payments received			52,254	78,462
Transfers for contract benefits and terminations	(5,379)	(49,197)	(328,089)	(255,854)	(210,796)	(249,822)
Net transfers	2	(18,750)	(428,779)	(202,276)	(786,535)	(229,500)
Contract maintenance charges		(18)		(6)		(152)
Adjustments to net assets allocated to contracts in payout phase					(3,959)

Decrease in net assets resulting from contract transactions	(5,377)	(67,965)	(704,614)	(379,674)	(1,001,290)	(479,474)

Total increase (decrease) in net assets	74,644	(42,425)	(231,082)	(548,325)	(426,025)	(507,691)

NET ASSETS:
Beginning of period	638,649	681,074	3,113,303	3,661,628	4,545,006	5,052,697

End of period	$713,293	$638,649	$2,882,221	$3,113,303	$4,118,981	$4,545,006

CHANGES IN UNITS OUTSTANDING:
Units issued			75,454	120,392	(1,646)
Units redeemed	(328)	(4,427)	(140,082)	(158,030)	(45,860)	(23,508)

Net decrease	(328)	(4,427)	(64,628)	(37,638)	(47,506)	(23,508)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$126,767	$208,129	$74,003	$83,638	$(10,837)	$(6,735)
Net realized gain (loss)	(62,272)	(125,902)	179,110	792,196	52,447	52,342
Change in net unrealized appreciation (depreciation) on investments	384,645	(67,525)	1,021,074	(1,694,409)	111,253	(193,459)

Increase (decrease) in net assets resulting from operations	449,140	14,702	1,274,187	(818,575)	152,863	(147,852)

CONTRACT TRANSACTIONS:
Purchase payments received			92,691	124,743	39,662	26,606
Transfers for contract benefits and terminations	(309,285)	(476,661)	(862,815)	(1,247,421)	(86,662)	(178,669)
Net transfers	(173,388)	(92,505)	574,086	85,476	(112,382)	304,991
Contract maintenance charges	(2)	(36)		(6)
Adjustments to net assets allocated to contracts in payout phase	(649)	3,249	284	1,008	(117)	(1,668)

Increase (decrease) in net assets resulting from contract transactions	(483,324)	(565,953)	(195,754)	(1,036,200)	(159,499)	151,260

Total increase (decrease) in net assets	(34,184)	(551,251)	1,078,433	(1,854,775)	(6,636)	3,408

NET ASSETS:
Beginning of period	3,028,926	3,580,177	8,944,647	10,799,422	1,585,119	1,581,711

End of period	$2,994,742	$3,028,926	$10,023,080	$8,944,647	$1,578,483	$1,585,119

CHANGES IN UNITS OUTSTANDING:
Units issued	(699)	920	208,685	330,680	29,570	56,254
Units redeemed	(24,654)	(31,435)	(227,869)	(432,154)	(41,148)	(47,700)

Net increase (decrease)	(25,353)	(30,515)	(19,184)	(101,474)	(11,578)	8,554

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN V.I. COMSTOCK FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,148)	$(10,890)	$(14,874)	$(13,465)	$32,595	$27,793
Net realized gain (loss)	(18,164)	26,036	62,378	75,878	177,953	246,909
Change in net unrealized appreciation (depreciation) on investments	148,587	(161,920)	149,173	(157,549)	262,875	(349,009)

Increase (decrease) in net assets resulting from operations	121,275	(146,774)	196,677	(95,136)	473,423	(74,307)

CONTRACT TRANSACTIONS:
Purchase payments received	41,502	194,098			4,059	50
Transfers for contract benefits and terminations	(125,559)	(220,466)	(48,709)	(76,562)	(485,931)	(208,248)
Net transfers	(98,401)	547,556	(248,000)	(367,718)	1,008,812	(135,645)
Contract maintenance charges				(130)		(14)
Adjustments to net assets allocated to contracts in payout phase			89	1,098	8,231

Increase (decrease) in net assets resulting from contract transactions	(182,458)	521,188	(296,620)	(443,312)	535,171	(343,857)

Total increase (decrease) in net assets	(61,183)	374,414	(99,943)	(538,448)	1,008,594	(418,164)

NET ASSETS:
Beginning of period	1,209,184	834,770	1,796,030	2,334,478	2,379,682	2,797,846

End of period	$1,148,001	$1,209,184	$1,696,087	$1,796,030	$3,388,276	$2,379,682

CHANGES IN UNITS OUTSTANDING:
Units issued	18,975	126,248	265	2,620	104,709	50,684
Units redeemed	(31,654)	(101,045)	(90,448)	(144,086)	(61,971)	(82,574)

Net increase (decrease)	(12,679)	25,203	(90,183)	(141,466)	42,738	(31,890)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$74,601	$53,564	$181,267	$171,540	$687,134	$560,951
Net realized gain	879,564	760,041	632,962	486,731	3,301,839	2,259,912
Change in net unrealized appreciation (depreciation) on investments	252,467	(1,056,307)	242,532	(569,781)	218,363	(2,796,453)

Increase (decrease) in net assets resulting from operations	1,206,632	(242,702)	1,056,761	88,490	4,207,336	24,410

CONTRACT TRANSACTIONS:
Purchase payments received	58,256	113,633			3,340,706	687,689
Transfers for contract benefits and terminations	(1,528,278)	(648,643)	(848,270)	(354,574)	(2,173,718)	(1,795,614)
Net transfers	(67,353)	85,825	(138,636)	(558,217)	1,463,527	1,838,883
Contract maintenance charges		(9)	(13)	(75)		(78)
Adjustments to net assets allocated to contracts in payout phase	313	469	(1,799)	3,666	(19,953)	(34,769)

Increase (decrease) in net assets resulting from contract transactions	(1,537,062)	(448,725)	(988,718)	(909,200)	2,610,562	696,111

Total increase (decrease) in net assets	(330,430)	(691,427)	68,043	(820,710)	6,817,898	720,521

NET ASSETS:
Beginning of period	9,347,556	10,038,983	8,647,256	9,467,966	32,857,693	32,137,172

End of period	$9,017,126	$9,347,556	$8,715,299	$8,647,256	$39,675,591	$32,857,693

CHANGES IN UNITS OUTSTANDING:
Units issued	108,919	181,024	2,113	375	737,806	885,874
Units redeemed	(232,837)	(217,386)	(55,065)	(54,512)	(548,544)	(859,568)

Net increase (decrease)	(123,918)	(36,362)	(52,952)	(54,137)	189,262	26,306

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$636,813	$1,565,766	$1,131,525	$2,144,523	$(21,873)	$(19,218)
Net realized gain (loss)	766,562	790,664	1,137,523	1,335,762	136,774	(27,013)
Change in net unrealized appreciation (depreciation) on investments	165,246	(983,358)	540,639	(1,617,384)	1,037,805	(388,348)

Increase (decrease) in net assets resulting from operations	1,568,621	1,373,072	2,809,687	1,862,901	1,152,706	(434,579)

CONTRACT TRANSACTIONS:
Purchase payments received			3,105,140	852,070
Transfers for contract benefits and terminations	(2,482,532)	(2,204,553)	(3,174,113)	(2,586,107)	(544,233)	(398,063)
Net transfers	(1,655,756)	(1,894,559)	4,981,577	3,308,911	(408,320)	(256,349)
Contract maintenance charges	(4)	(119)		(50)		(536)
Adjustments to net assets allocated to contracts in payout phase	114,497	63,024	(3,934)	6,688	(15,198)	7,040

Increase (decrease) in net assets resulting from contract transactions	(4,023,795)	(4,036,207)	4,908,670	1,581,512	(967,751)	(647,908)

Total increase (decrease) in net assets	(2,455,174)	(2,663,135)	7,718,357	3,444,413	184,955	(1,082,487)

NET ASSETS:
Beginning of period	22,721,476	25,384,611	37,188,947	33,744,534	6,768,300	7,850,787

End of period	$20,266,302	$22,721,476	$44,907,304	$37,188,947	$6,953,255	$6,768,300

CHANGES IN UNITS OUTSTANDING:
Units issued	(7,099)	7,186	1,132,736	760,054	448	1,168
Units redeemed	(207,941)	(222,043)	(797,530)	(647,109)	(49,993)	(37,203)

Net increase (decrease)	(215,040)	(214,857)	335,206	112,945	(49,545)	(36,035)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,831)	$(44,452)	$(8,211)	$(24,378)	$398	$(21,085)
Net realized gain (loss)	244,952	69,713	(130,524)	510,405	278,680	237,082
Change in net unrealized appreciation (depreciation) on investments	589,454	(4,244,158)	402,122	(2,384,046)	914,155	(1,388,212)

Increase (decrease) in net assets resulting from operations	822,575	(4,218,897)	263,387	(1,898,019)	1,193,233	(1,172,215)

CONTRACT TRANSACTIONS:
Purchase payments received			62,680	67,778
Transfers for contract benefits and terminations	(636,155)	(1,097,867)	(86,185)	(866,304)	(524,593)	(521,652)
Net transfers	(792,019)	(3,528,144)	130,064	(1,352,008)	(589,025)	(376,598)
Contract maintenance charges		(450)		(106)		(457)
Adjustments to net assets allocated to contracts in payout phase	(8,991)	(6,988)	143	(55)	(16,871)	12,291

Increase (decrease) in net assets resulting from contract transactions	(1,437,165)	(4,633,449)	106,702	(2,150,695)	(1,130,489)	(886,416)

Total increase (decrease) in net assets	(614,590)	(8,852,346)	370,089	(4,048,714)	62,744	(2,058,631)

NET ASSETS:
Beginning of period	7,398,451	16,250,797	3,036,226	7,084,940	6,737,204	8,795,835

End of period	$6,783,861	$7,398,451	$3,406,315	$3,036,226	$6,799,948	$6,737,204

CHANGES IN UNITS OUTSTANDING:
Units issued	364	(45)	160,698	127,848	557	2,674
Units redeemed	(63,169)	(163,189)	(161,566)	(334,280)	(65,336)	(54,508)

Net decrease	(62,805)	(163,234)	(868)	(206,432)	(64,779)	(51,834)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,659)	$(4,711)	$132,926	$145,988	$60,948	$(139,337)
Net realized gain (loss)	(8,672)	(42,454)	59,563	411,962	1,273,687	315,356
Change in net unrealized appreciation (depreciation) on investments	141,740	(3,228)	2,152,907	(3,257,142)	1,409,953	298,012

Increase (decrease) in net assets resulting from operations	129,409	(50,393)	2,345,396	(2,699,192)	2,744,588	474,031

CONTRACT TRANSACTIONS:
Purchase payments received			323,020	235,414	105,306	486,851
Transfers for contract benefits and terminations	(41,709)	(55,468)	(1,430,553)	(701,341)	(1,294,931)	(1,082,511)
Net transfers	(47,404)	(156,418)	3,070,337	(314,296)	(1,308,983)	(1,260,024)
Contract maintenance charges				(57)	(4)	(316)
Adjustments to net assets allocated to contracts in payout phase	35	1,664	(933)		(98)	7,137

Increase (decrease) in net assets resulting from contract transactions	(89,078)	(210,222)	1,961,871	(780,280)	(2,498,710)	(1,848,863)

Total increase (decrease) in net assets	40,331	(260,615)	4,307,267	(3,479,472)	245,878	(1,374,832)

NET ASSETS:
Beginning of period	715,956	976,571	10,919,403	14,398,875	16,990,616	18,365,448

End of period	$756,287	$715,956	$15,226,670	$10,919,403	$17,236,494	$16,990,616

CHANGES IN UNITS OUTSTANDING:
Units issued	51	485	348,091	345,071	84,341	176,869
Units redeemed	(5,357)	(15,348)	(238,294)	(400,500)	(196,834)	(273,796)

Net increase (decrease)	(5,306)	(14,863)	109,797	(55,429)	(112,493)	(96,927)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,961	$35,621	$323,211	$86,831	$(868)	$(1,093)
Net realized gain	296,652	197,236	219,335	191,627	65,561	37,637
Change in net unrealized appreciation on investments	963,568	(532,616)	102,078	(143,237)	(34,521)	(58,289)

Increase (decrease) in net assets resulting from operations	1,324,181	(299,759)	644,624	135,221	30,172	(21,745)

CONTRACT TRANSACTIONS:
Purchase payments received	353,355	290,357	134,993	56,483
Transfers for contract benefits and terminations	(870,321)	(659,576)	(472,660)	(214,642)	(182)	(51,315)
Net transfers	2,259,103	1,635,505	331,234	2,002,690	(21,293)	(26,352)
Contract maintenance charges		(4)		(1)
Adjustments to net assets allocated to contracts in payout phase	2,969	(1,310)	(751)	508	(873)

Increase (decrease) in net assets resulting from contract transactions	1,745,106	1,264,972	(7,184)	1,845,038	(22,348)	(77,667)

Total increase (decrease) in net assets	3,069,287	965,213	637,440	1,980,259	7,824	(99,412)

NET ASSETS:
Beginning of period	8,576,724	7,611,511	4,855,542	2,875,283	212,646	312,058

End of period	$11,646,011	$8,576,724	$5,492,982	$4,855,542	$220,470	$212,646

CHANGES IN UNITS OUTSTANDING:
Units issued	259,841	289,279	221,421	344,884
Units redeemed	(149,134)	(205,450)	(218,658)	(162,460)	(4,199)	(8,073)

Net increase (decrease)	110,707	83,829	2,763	182,424	(4,199)	(8,073)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,711	$(8,066)	$327,883	$145,130	$73,556	$27,370
Net realized gain (loss)	766,058	(41,451)	(1,093,475)	(1,238,816)	583,309	54,887
Change in net unrealized appreciation (depreciation) on investments	649,114	(281,051)	5,148,629	(1,400,093)	1,101,226	(837,516)

Increase (decrease) in net assets resulting from operations	1,429,883	(330,568)	4,383,037	(2,493,779)	1,758,091	(755,259)

CONTRACT TRANSACTIONS:
Purchase payments received	210,246	168,243	264,372	239,859	255,323	249,706
Transfers for contract benefits and terminations	(987,241)	(984,690)	(2,220,439)	(1,527,106)	(836,081)	(376,814)
Net transfers	587,515	357,425	(1,080,809)	(235,185)	707,462	520,680
Contract maintenance charges		(56)	(5)	(176)
Adjustments to net assets allocated to contracts in payout phase	2,440	8,156	9,372	26,822	483

Increase (decrease) in net assets resulting from contract transactions	(187,040)	(450,922)	(3,027,509)	(1,495,786)	127,187	393,572

Total increase (decrease) in net assets	1,242,843	(781,490)	1,355,528	(3,989,565)	1,885,278	(361,687)

NET ASSETS:
Beginning of period	9,007,775	9,789,265	23,322,779	27,312,344	8,460,425	8,822,112

End of period	$10,250,618	$9,007,775	$24,678,307	$23,322,779	$10,345,703	$8,460,425

CHANGES IN UNITS OUTSTANDING:
Units issued	102,338	96,832	120,907	279,714	134,051	202,157
Units redeemed	(115,900)	(122,780)	(291,026)	(368,495)	(129,559)	(179,199)

Net increase (decrease)	(13,562)	(25,948)	(170,119)	(88,781)	4,492	22,958

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,787,018	$1,941,350	$876,578	$702,075	$2,641,882	$2,634,887
Net realized gain	151,296	1,813,254	704,524	461,430	4,635,699	3,554,589
Change in net unrealized appreciation (depreciation) on investments	2,548,468	(3,004,261)	2,140,271	(954,203)	4,743,358	(2,310,967)

Increase in net assets resulting from operations	4,486,782	750,343	3,721,373	209,302	12,020,939	3,878,509

CONTRACT TRANSACTIONS:
Purchase payments received	1,750,672	427,976	2,804,731	1,724,655	5,721,109	1,581,743
Transfers for contract benefits and terminations	(2,553,692)	(2,934,595)	(6,710,032)	(6,958,187)	(14,435,045)	(11,813,535)
Net transfers	5,157,989	1,410,917	4,691,195	8,814,517	9,339,444	2,430,277
Contract maintenance charges	(4)	(64)		(132)		(245)
Adjustments to net assets allocated to contracts in payout phase	(24,848)	7,107	(25,827)	87,060	(84,404)	47,050

Increase (decrease) in net assets resulting from contract transactions	4,330,117	(1,088,659)	760,067	3,667,913	541,104	(7,754,710)

Total increase (decrease) in net assets	8,816,899	(338,316)	4,481,440	3,877,215	12,562,043	(3,876,201)

NET ASSETS:
Beginning of period	30,936,751	31,275,067	74,301,243	70,424,028	137,869,739	141,745,940

End of period	$39,753,650	$30,936,751	$78,782,683	$74,301,243	$150,431,782	$137,869,739

CHANGES IN UNITS OUTSTANDING:
Units issued	950,213	1,233,667	1,062,758	1,645,868	1,740,104	1,520,193
Units redeemed	(728,854)	(1,303,058)	(1,006,093)	(1,377,922)	(1,718,527)	(2,066,054)

Net increase (decrease)	221,359	(69,391)	56,665	267,946	21,577	(545,861)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,472)	$(11,067)	$25,722	$32,353	$(35,039)	$(39,032)
Net realized gain (loss)	(6,463)	81,689	329,891	198,355	100,825	20,258
Change in net unrealized appreciation (depreciation) on investments	99,217	(480,572)	(11,416)	(459,192)	186,434	(122,792)

Increase (decrease) in net assets resulting from operations	88,282	(409,950)	344,197	(228,484)	252,220	(141,566)

CONTRACT TRANSACTIONS:
Purchase payments received		101	9,549	30,601	51,779	52,147
Transfers for contract benefits and terminations	(71,847)	(83,176)	(418,691)	(548,644)	(244,871)	(257,153)
Net transfers	(239,366)	(730,678)	(398,050)	3,470	(504,006)	(310,090)
Contract maintenance charges				(47)		(58)
Adjustments to net assets allocated to contracts in payout phase					828	1,512

Decrease in net assets resulting from contract transactions	(311,213)	(813,753)	(807,192)	(514,620)	(696,270)	(513,642)

Total decrease in net assets	(222,931)	(1,223,703)	(462,995)	(743,104)	(444,050)	(655,208)

NET ASSETS:
Beginning of period	993,518	2,217,221	3,743,761	4,486,865	4,254,219	4,909,427

End of period	$770,587	$993,518	$3,280,766	$3,743,761	$3,810,169	$4,254,219

CHANGES IN UNITS OUTSTANDING:
Units issued		15	22,445	33,376	53,012	48,704
Units redeemed	(44,791)	(103,384)	(88,851)	(76,018)	(107,178)	(86,757)

Net decrease	(44,791)	(103,369)	(66,406)	(42,642)	(54,166)	(38,053)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,713	$(2,230)	$(8,589)	$(11,256)	$(16,723)	$(25,827)
Net realized gain (loss)	127,286	286,688	43,366	9,612	(178,667)	196,054
Change in net unrealized appreciation (depreciation) on investments	26,701	(401,123)	142,177	(120,503)	40,622	(1,134,615)

Increase (decrease) in net assets resulting from operations	155,700	(116,665)	176,954	(122,147)	(154,768)	(964,388)

CONTRACT TRANSACTIONS:
Purchase payments received	33,665	101,616	37,468	41,163	46,209	174,006
Transfers for contract benefits and terminations	(138,248)	(150,802)	(93,445)	(272,964)	(90,183)	(163,203)
Net transfers	(20,545)	(400,424)	(291,520)	408,358	(3,688)	(1,765,222)
Contract maintenance charges		(17)		(4)
Adjustments to net assets allocated to contracts in payout phase	685	1,320	476	(372)	930

Increase (decrease) in net assets resulting from contract transactions	(124,443)	(448,307)	(347,021)	176,181	(46,732)	(1,754,419)

Total increase (decrease) in net assets	31,257	(564,972)	(170,067)	54,034	(201,500)	(2,718,807)

NET ASSETS:
Beginning of period	1,780,676	2,345,648	1,702,000	1,647,966	2,545,137	5,263,944

End of period	$1,811,933	$1,780,676	$1,531,933	$1,702,000	$2,343,637	$2,545,137

CHANGES IN UNITS OUTSTANDING:
Units issued	60,521	40,678	4,842	39,792	58,785	242,529
Units redeemed	(73,985)	(82,271)	(29,902)	(32,084)	(66,798)	(357,122)

Net increase (decrease)	(13,464)	(41,593)	(25,060)	7,708	(8,013)	(114,593)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2012	2011	2012	2011	2012	2011
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,221	$36,910	$43,617	$14,610	$2,596	$(4,664)
Net realized gain (loss)	56,811	55,666	87,244	(32,775)	5,756	(40,722)
Change in net unrealized appreciation (depreciation) on investments	(76,190)	(459)	358,258	(93,613)	265,664	(96,458)

Increase (decrease) in net assets resulting from operations	30,842	92,117	489,119	(111,778)	274,016	(141,844)

CONTRACT TRANSACTIONS:
Purchase payments received	44,857	116,409	149,274	103,206	22,827	225
Transfers for contract benefits and terminations	(247,718)	(150,921)	(640,314)	(469,979)	(68,423)	(12,792)
Net transfers	(470,819)	2,419,092	2,119,998	1,648,255	2,491,669	1,159,203
Contract maintenance charges				(10)
Adjustments to net assets allocated to contracts in payout phase			16,126		(331)	331

Increase (decrease) in net assets resulting from contract transactions	(673,680)	2,384,580	1,645,084	1,281,472	2,445,742	1,146,967

Total increase (decrease) in net assets	(642,838)	2,476,697	2,134,203	1,169,694	2,719,758	1,005,123

NET ASSETS:
Beginning of period	3,570,533	1,093,836	2,053,791	884,097	1,005,123	0

End of period	$2,927,695	$3,570,533	$4,187,994	$2,053,791	$3,724,881	$1,005,123

CHANGES IN UNITS OUTSTANDING:
Units issued	315,602	527,386	295,591	365,063	394,208	150,091
Units redeemed	(377,770)	(305,152)	(162,812)	(257,147)	(153,003)	(33,213)

Net increase (decrease)	(62,168)	222,234	132,779	107,916	241,205	116,878

(1) For the period May 6, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL - CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(43,756)	$(25,200)	$466,039	$277,779	$(812,957)	$(911,779)
Net realized gain (loss)	382,866	213,110	(1,201,326)	(669,113)
Change in net unrealized appreciation (depreciation) on investments	300,272	(464,399)	3,975,064	(172,150)

Increase (decrease) in net assets resulting from operations	639,382	(276,489)	3,239,777	(563,484)	(812,957)	(911,779)

CONTRACT TRANSACTIONS:
Purchase payments received	138,143	113,771	506,970	447,654	36,335,074	37,179,061
Transfers for contract benefits and terminations	(489,338)	(348,441)	(1,515,005)	(1,423,438)	(38,674,219)	(30,778,251)
Net transfers	539,345	1,103,338	(2,457,545)	144,589	(20,726,631)	(11,816,489)
Contract maintenance charges		(13)	(6)	(297)	(13,356)	(15,847)
Adjustments to net assets allocated to contracts in payout phase	(114)		12,325	21,767	66,293	(25,839)

Increase (decrease) in net assets resulting from contract transactions	188,036	868,655	(3,453,261)	(809,725)	(23,012,839)	(5,457,365)

Total increase (decrease) in net assets	827,418	592,166	(213,484)	(1,373,209)	(23,825,796)	(6,369,144)

NET ASSETS:
Beginning of period	5,732,566	5,140,400	27,260,881	28,634,090	120,914,040	127,283,184

End of period	$6,559,984	$5,732,566	$27,047,397	$27,260,881	$97,088,244	$120,914,040

CHANGES IN UNITS OUTSTANDING:
Units issued	100,703	138,640	134,765	203,920	7,153,570	9,440,543
Units redeemed	(90,599)	(84,500)	(355,002)	(241,910)	(9,070,988)	(9,954,599)

Net increase (decrease)	10,104	54,140	(220,237)	(37,990)	(1,917,418)	(514,056)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND
	2012	2011	2011	2012	2011
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,173,760	$1,193,268	$(7,775)	$77,343	$63,029
Net realized gain (loss)	974,045	(381,697)	789,241	112,688	(103,608)
Change in net unrealized appreciation (depreciation) on investments	14,927,524	18,791	(696,370)	(41,865)	153,655

Increase in net assets resulting from operations	17,075,329	830,362	85,096	148,166	113,076

CONTRACT TRANSACTIONS:
Purchase payments received	4,565,699	1,423,167	8,050	707,185	19,990
Transfers for contract benefits and terminations	(7,726,991)	(6,731,704)	(93,267)	(198,179)	(34,876)
Net transfers	1,812,218	3,498,894	(4,689,410)	321,428	(117,737)
Contract maintenance charges	(19)	(2,125)
Adjustments to net assets allocated to contracts in payout phase	25,109	20,765

Increase (decrease) in net assets resulting from contract transactions	(1,323,984)	(1,791,003)	(4,774,627)	830,434	(132,623)

Total increase (decrease) in net assets	15,751,345	(960,641)	(4,689,531)	978,600	(19,547)

NET ASSETS:
Beginning of period	116,009,247	116,969,888	4,689,531	2,308,123	2,327,670

End of period	$131,760,592	$116,009,247	$0	$3,286,723	$2,308,123

CHANGES IN UNITS OUTSTANDING:
Units issued	1,470,634	1,514,759	82,392	137,897	187,433
Units redeemed	(1,476,949)	(1,555,471)	(436,575)	(71,344)	(201,429)

Net increase (decrease)	(6,315)	(40,712)	(354,183)	66,553	(13,996)

(1) For the period January 1, 2011 to March 15, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		TEMPLETON FOREIGN SECURITIES FUND - VIPT
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$73,835	$34,524	$(4,648)	$(10,178)	$80,333	$24,740
Net realized gain (loss)	316,325	116,811	175,068	133,870	(58,441)	32,191
Change in net unrealized appreciation (depreciation) on investments	266,088	(125,911)	(42,959)	(145,201)	542,384	(437,197)

Increase (decrease) in net assets resulting from operations	656,248	25,424	127,461	(21,509)	564,276	(380,266)

CONTRACT TRANSACTIONS:
Purchase payments received	57,591	69,005	96,646	69,412	133,662	359,779
Transfers for contract benefits and terminations	(264,168)	(119,166)	(153,251)	(62,964)	(355,881)	(73,345)
Net transfers	2,122,992	858,431	(319,929)	717,027	1,557,453	1,468,474
Contract maintenance charges		(7)
Adjustments to net assets allocated to contracts in payout phase	7,905		451		3,879	1,097

Increase (decrease) in net assets resulting from contract transactions	1,924,320	808,263	(376,083)	723,475	1,339,113	1,756,005

Total increase (decrease) in net assets	2,580,568	833,687	(248,622)	701,966	1,903,389	1,375,739

NET ASSETS:
Beginning of period	3,954,100	3,120,413	1,544,108	842,142	2,739,701	1,363,962

End of period	$6,534,668	$3,954,100	$1,295,486	$1,544,108	$4,643,090	$2,739,701

CHANGES IN UNITS OUTSTANDING:
Units issued	191,897	104,429	35,849	95,544	213,427	218,244
Units redeemed	(73,010)	(50,704)	(59,424)	(52,569)	(87,319)	(58,802)

Net increase (decrease)	118,887	53,725	(23,575)	42,975	126,108	159,442

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,640	$62,652	$(14,263)	$(10,427)	$3,380	$1,644
Net realized gain (loss)	(186,646)	(1,084,136)	82,938	136,935	1,259,933	161,811
Change in net unrealized appreciation (depreciation) on investments	1,225,515	(430,834)	261,123	(431,432)	(57,637)	206,969

Increase (decrease) in net assets resulting from operations	1,045,509	(1,452,318)	329,798	(304,924)	1,205,676	370,424

CONTRACT TRANSACTIONS:
Purchase payments received			55,546	81,253	1,372	12,313
Transfers for contract benefits and terminations	(337,243)	(573,713)	(175,990)	(325,553)	(763,611)	(466,543)
Net transfers	(929,150)	(1,839,614)	67,604	122,721	120,922	(407,748)
Contract maintenance charges		(88)		(4)	(11)	(113)
Adjustments to net assets allocated to contracts in payout phase			(4,427)	1,057	3,387	507

Decrease in net assets resulting from contract transactions	(1,266,393)	(2,413,415)	(57,267)	(120,526)	(637,941)	(861,584)

Total increase (decrease) in net assets	(220,884)	(3,865,733)	272,531	(425,450)	567,735	(491,160)

NET ASSETS:
Beginning of period	4,563,625	8,429,358	1,754,980	2,180,430	8,269,412	8,760,572

End of period	$4,342,741	$4,563,625	$2,027,511	$1,754,980	$8,837,147	$8,269,412

CHANGES IN UNITS OUTSTANDING:
Units issued	0	1,430	38,708	51,721	69,523	62,940
Units redeemed	(161,775)	(291,781)	(41,501)	(63,546)	(88,273)	(94,223)

Net decrease	(161,775)	(290,351)	(2,793)	(11,825)	(18,750)	(31,283)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL BOND FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$161,301	$547,334	$(2,659)	$12,888	$(35,939)	$(36,367)
Net realized gain (loss)	53,506	146,681	(218,564)	433,048	471,259	187,002
Change in net unrealized appreciation (depreciation) on investments	309,849	(64,065)	314,543	(1,673,946)	297,649	(221,036)

Increase (decrease) in net assets resulting from operations	524,656	629,950	93,320	(1,228,010)	732,969	(70,401)

CONTRACT TRANSACTIONS:
Purchase payments received	527,914	241,177	99,834	137,076	51,079	170,565
Transfers for contract benefits and terminations	(852,494)	(1,135,440)	(285,478)	(239,027)	(336,918)	(239,179)
Net transfers	623,323	3,998,036	134,181	363,757	(81,489)	(71,222)
Contract maintenance charges		(12)
Adjustments to net assets allocated to contracts in payout phase	203	28,392			78	6,174

Increase (decrease) in net assets resulting from contract transactions	298,946	3,132,153	(51,463)	261,806	(367,250)	(133,662)

Total increase (decrease) in net assets	823,602	3,762,103	41,857	(966,204)	365,719	(204,063)

NET ASSETS:
Beginning of period	11,100,628	7,338,525	4,655,349	5,621,553	4,584,508	4,788,571

End of period	$11,924,230	$11,100,628	$4,697,206	$4,655,349	$4,950,227	$4,584,508

CHANGES IN UNITS OUTSTANDING:
Units issued	264,007	568,006	151,376	366,328	63,917	115,154
Units redeemed	(243,432)	(301,430)	(155,989)	(366,011)	(99,429)	(120,357)

Net increase (decrease)	20,575	266,576	(4,613)	317	(35,512)	(5,203)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(35,047)	$(34,518)	$(344)	$(4,840)
Net realized gain (loss)	395,347	363,457	(161,491)	(210,081)
Change in net unrealized appreciation (depreciation) on investments	362,656	(676,422)	441,601	(20,007)

Increase (decrease) in net assets resulting from operations	722,956	(347,483)	279,766	(234,928)

CONTRACT TRANSACTIONS:
Purchase payments received	21,794	41,923
Transfers for contract benefits and terminations	(362,440)	(192,454)	(301,003)	(174,684)
Net transfers	(307,389)	(293,307)	(190,493)	(306,118)
Contract maintenance charges		(5)		(104)
Adjustments to net assets allocated to contracts in payout phase	(18,934)	42,091	1,386	4,570

Decrease in net assets resulting from contract transactions	(666,969)	(401,752)	(490,110)	(476,336)

Total increase (decrease) in net assets	55,987	(749,235)	(210,344)	(711,264)

NET ASSETS:
Beginning of period	5,280,096	6,029,331	2,345,599	3,056,863

End of period	$5,336,083	$5,280,096	$2,135,255	$2,345,599

CHANGES IN UNITS OUTSTANDING:
Units issued	39,649	105,506	330	(457)
Units redeemed	(88,281)	(128,962)	(32,541)	(33,368)

Net decrease	(48,632)	(23,456)	(32,211)	(33,825)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2012, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Series Account adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$14,111	$176,627
Alger Large Cap Growth Portfolio	2,047,584	3,226,793
Alger Mid Cap Growth Portfolio	399,826	1,792,381
AllianceBernstein VPS Growth and Income Portfolio	87,819	1,230,027
AllianceBernstein VPS Growth Portfolio	984	262,908
AllianceBernstein VPS International Growth Portfolio	1,059,803	3,698,198
AllianceBernstein VPS International Value Portfolio	74,760	1,186,296
AllianceBernstein VPS Real Estate Investment Portfolio	5,544,964	4,021,885
AllianceBernstein VPS Small/Mid Cap Value Portfolio	1,479,726	1,911,865

Investment Division	Purchases	Sales
American Century Investments VP Balanced Fund	$3,247,194	2,019,216
American Century Investments VP Income & Growth Fund	60,531	830,828
American Century Investments VP International Fund	42,377	795,218
American Century Investments VP Mid Cap Value Fund	1,372,047	742,280
American Century Investments VP Value Fund	2,934,521	3,301,483
Columbia Variable Portfolio - Marsico 21st Century Fund	475,802	801,315
Columbia Variable Portfolio - Seligman Global Technology Fund	2,260,601	2,349,827
Columbia Variable Portfolio - Small Cap Value Fund	184,245	438,180
Delaware VIP Small Cap Value Series	2,546,868	3,309,638
Delaware VIP Smid Cap Growth Series	4,740,529	4,882,088
Dreyfus IP Midcap Stock Portfolio	5,476	274,793
Dreyfus VIF Appreciation Portfolio	4,788,420	3,437,004
Dreyfus VIF Growth and Income Portfolio	273,090	605,123
Dreyfus VIF Opportunistic Small Cap Portfolio	0	63,986
DWS Capital Growth VIP	3,724,919	2,203,047
DWS Core Equity VIP	2,786,635	6,237,970
DWS Dreman Small Mid Cap Value VIP	785,585	1,642,843
DWS Large Cap Value VIP	2,713,826	2,954,747
DWS Small Cap Index VIP	1,769,329	2,750,064
DWS Small Mid Cap Growth VIP	0	72,166
Federated Capital Appreciation Fund II	177,520	180,759
Federated Fund for U.S. Government Securities II	5,121,454	8,655,359
Federated Managed Volatility Fund II	59,762	11,151
Franklin Small Cap Value Securities Fund - VIPT	846,421	1,550,690
Invesco V.I. Core Equity Fund	52,941	1,044,589
Invesco V.I. High Yield Fund	151,500	507,276
Invesco V.I. International Growth Fund	2,290,468	2,412,033
Invesco V.I. Mid Cap Core Equity Fund	423,180	579,284
Invesco V.I. Small Cap Equity Fund	320,601	512,167
Invesco V.I. Technology Fund	0	311,517
Invesco Van Kampen VI Comstock Fund	1,318,615	758,888
Invesco Van Kampen VI Growth & Income Fund	1,288,670	2,751,121
Janus Aspen Balanced Portfolio Institutional Shares	879,890	1,052,079
Janus Aspen Balanced Portfolio Service Shares	12,449,711	6,613,670
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,153,791	4,332,579
Janus Aspen Flexible Bond Portfolio Service Shares	17,269,972	10,644,155
Janus Aspen Janus Portfolio	159,386	1,013,052
Janus Aspen Overseas Portfolio Institutional Shares	825,969	1,489,831
Janus Aspen Overseas Portfolio Service Shares	1,818,256	1,376,361
Janus Aspen Worldwide Portfolio	59,446	1,172,363
JPMorgan Insurance Trust Small Cap Core Portfolio	1,577	94,323
Lazard Retirement Emerging Markets Equity Portfolio	5,531,438	3,269,073
LVIP Baron Growth Opportunities Fund	2,707,091	4,339,998
MFS VIT International Value Portfolio	3,797,167	1,990,424
MFS VIT Utilities Series	2,588,099	2,271,062
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	56,036	23,161
NVIT Mid Cap Index Fund	2,605,373	2,132,540
Oppenheimer Global Securities Fund/VA	2,274,736	4,982,665
Oppenheimer International Growth Fund/VA	2,115,814	1,915,072

Investment Division	Purchases	Sales
Pimco VIT High Yield Portfolio	$20,337,299	$14,193,142
Pimco VIT Low Duration Portfolio	13,400,007	11,734,083
Pimco VIT Total Return Portfolio	26,643,831	20,532,720
Pioneer Emerging Markets VCT Portfolio	30,158	317,578
Pioneer Fund VCT Portfolio	417,347	1,083,492
Pioneer Growth Opportunities VCT Portfolio	647,828	1,379,833
Pioneer Mid Cap Value VCT Portfolio	640,121	763,467
Prudential Series Fund Equity Portfolio	75,124	431,158
Prudential Series Fund Natural Resources Portfolio	1,046,533	926,997
Putnam VT American Government Income Fund	3,893,556	4,106,311
Putnam VT Equity Income Fund	3,461,492	1,788,613
Putnam VT Global Healthcare Fund	3,936,659	1,372,523
Royce Capital Fund - Small-Cap Portfolio	1,719,558	1,408,254
Schwab Markettrack Growth Portfolio II	2,625,026	5,623,535
Schwab Money Market Portfolio	55,912,772	79,802,501
Schwab S&P 500 Index Portfolio	19,233,460	19,402,602
Sentinel Variable Products Bond Fund	1,873,995	872,858
Sentinel Variable Products Common Stock Fund	3,311,226	1,190,096
Sentinel Variable Products Small Company Fund	777,152	989,300
Templeton Foreign Securities Fund - VIPT	2,295,752	879,884
Third Avenue Value Portfolio	38,042	1,297,641
Touchstone VST Mid Cap Growth Fund	576,347	643,363
Universal Institutional Fund U.S. Real Estate Portfolio	2,386,101	3,023,608
Van Eck VIP Global Bond Fund	3,581,649	2,965,891
Van Eck VIP Global Hard Assets Fund	2,460,189	2,120,423
Wells Fargo Advantage VT Discovery Fund	1,035,223	1,438,281
Wells Fargo Advantage VT Opportunity Fund	569,659	1,250,618
Wells Fargo Advantage VT Small Cap Value Fund	19,003	510,762

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2012, including the estimates inherent in the process of preparing these financial statements, through March 29, 2013, the date the financial statements were available to be issued. No subsequent events requiring adjustment or disclosure have occurred.

5.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Schwab Select Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For each Investment Division available to Schwab OneSource Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, and the range of the lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

ALGER BALANCED PORTFOLIO
2012	67	$13.51	to	$13.01	$902	1.44%	0.65%	to	0.85%	5.30%	to	5.52%
2011	80	$12.83	to	$12.33	$1,018	2.83%	0.65%	to	0.85%	(0.77) %	to	(0.56) %
2010	88	$12.93	to	$12.40	$1,125	2.53%	0.65%	to	0.85%	9.39%	to	9.64%
2009	101	$11.82	to	$11.31	$1,161	3.26%	0.65%	to	0.85%	28.20%	to	28.38%
2008	136	$9.22	to	$8.81	$1,214	2.64%	0.65%	to	0.85%	(32.36) %	to	(32.23) %
ALGER LARGE CAP GROWTH PORTFOLIO
2012	685	$15.55	to	$11.03	$8,152	1.17%	0.65%	to	0.85%	8.89%	to	9.10%
2011	702	$14.28	to	$10.11	$7,665	1.02%	0.65%	to	0.85%	(1.18) %	to	(0.98) %
2010	752	$14.45	to	$10.21	$8,254	0.79%	0.65%	to	0.85%	12.45%	to	12.69%
2009	773	$12.85	to	$9.06	$7,777	0.63%	0.65%	to	0.85%	46.36%	to	46.60%
2008	947	$8.78	to	$6.18	$6,282	0.23%	0.65%	to	0.85%	(46.63) %	to	(46.49) %
ALGER MID CAP GROWTH PORTFOLIO
2012	184	$16.08	to	$16.39	$3,031	0.00%	0.65%	to	0.85%	15.27%	to	15.50%
2011	222	$13.95	to	$14.19	$3,177	0.37%	0.65%	to	0.85%	(9.06) %	to	(8.92) %
2010	346	$15.34	to	$15.58	$5,402	0.00%	0.65%	to	0.85%	18.36%	to	18.66%
2009	388	$12.96	to	$13.13	$5,085	0.00%	0.65%	to	0.85%	50.35%	to	50.75%
2008	386	$8.62	to	$8.71	$3,375	0.17%	0.65%	to	0.85%	(58.70) %	to	(58.64) %
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2012	372	$15.16	to	$13.19	$5,336	1.57%	0.65%	to	0.85%	16.53%	to	16.73%
2011	439	$13.01	to	$11.30	$5,389	1.35%	0.65%	to	0.85%	5.34%	to	5.61%
2010	538	$12.35	to	$10.70	$6,223	0.00%	0.65%	to	0.85%	12.17%	to	12.39%
2009	696	$11.01	to	$9.52	$7,062	4.01%	0.65%	to	0.85%	19.80%	to	20.05%
2008	1,061	$9.19	to	$7.93	$9,098	2.12%	0.65%	to	0.85%	(41.09) %	to	(41.00) %
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2012	97	$15.50	to	$11.33	$1,182	0.06%	0.65%	to	0.85%	12.97%	to	13.07%
2011	111	$13.72	to	$10.02	$1,192	0.00%	0.65%	to	0.85%	0.37%	to	0.60%
2010	167	$13.67	to	$9.96	$1,790	0.30%	0.65%	to	0.85%	14.11%	to	14.35%
2009	224	$11.98	to	$8.71	$2,107	0.00%	0.65%	to	0.85%	32.08%	to	32.37%
2008	290	$9.07	to	$6.58	$2,082	0.00%	0.65%	to	0.85%	(42.96) %	to	(42.83) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2012	837	$13.51	to	$13.72	$11,474	1.63%	0.65%	to	0.85%	14.59%	to	14.81%
2011	1,006	$11.79	to	$11.95	$11,995	3.16%	0.65%	to	0.85%	(16.56) %	to	(16.38) %
2010	1,275	$14.13	to	$14.29	$18,187	2.08%	0.65%	to	0.85%	11.97%	to	12.17%
2009	1,461	$12.62	to	$12.74	$18,579	4.61%	0.65%	to	0.85%	38.38%	to	38.63%
2008	1,730	$9.12	to	$9.19	$15,891	0.00%	0.65%	to	0.85%	(49.31) %	to	(49.17) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	504	$6.92	to	$7.01	$3,540	1.51%	0.65%	to	0.85%	13.63%	to	13.80%
2011	636	$6.09	to	$6.16	$4,039	3.64%	0.65%	to	0.85%	(19.97) %	to	(19.79) %
2010	905	$7.61	to	$7.68	$6,961	2.89%	0.65%	to	0.85%	3.68%	to	3.92%
2009	1,316	$7.34	to	$7.39	$9,729	1.36%	0.65%	to	0.85%	33.70%	to	33.88%
2008	1,602	$5.49	to	$5.52	$8,835	1.16%	0.65%	to	0.85%	(53.63) %	to	(53.50) %
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2012	474	$27.44	to	$35.79	$16,760	1.09%	0.65%	to	0.85%	20.14%	to	20.42%
2011	495	$22.84	to	$29.72	$14,395	1.48%	0.65%	to	0.85%	8.09%	to	8.31%
2010	530	$21.13	to	$27.44	$14,012	1.34%	0.65%	to	0.85%	25.33%	to	25.53%
2009	511	$16.86	to	$21.86	$10,824	2.86%	0.65%	to	0.85%	28.31%	to	28.66%
2008	514	$13.14	to	$16.99	$8,520	1.76%	0.65%	to	0.85%	(36.21) %	to	(36.13) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	205	$12.86	to	$13.03	$2,667	0.53%	0.65%	to	0.85%	17.77%	to	18.03%
2011	231	$10.92	to	$11.04	$2,550	0.53%	0.65%	to	0.85%	(9.15) %	to	(8.99) %
2010	315	$12.02	to	$12.13	$3,819	0.53%	0.65%	to	0.85%	25.86%	to	26.09%
2009	303	$9.55	to	$9.62	$2,915	1.10%	0.65%	to	0.85%	41.69%	to	41.89%
2008	250	$6.74	to	$6.78	$1,689	0.63%	0.65%	to	0.85%	(36.17) %	to	(35.98) %
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2012	485	$15.94	to	$16.24	$7,879	2.16%	0.65%	to	0.85%	10.85%	to	11.08%
2011	424	$14.38	to	$14.62	$6,170	1.99%	0.65%	to	0.85%	4.43%	to	4.65%
2010	318	$13.77	to	$13.97	$4,430	1.90%	0.65%	to	0.85%	10.69%	to	10.87%
2009	326	$12.44	to	$12.60	$4,094	5.24%	0.65%	to	0.85%	14.55%	to	14.75%
2008	372	$10.86	to	$10.98	$4,074	2.56%	0.65%	to	0.85%	(21.02) %	to	(20.84) %
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2012	206	$15.21	to	$13.12	$2,844	2.05%	0.65%	to	0.85%	13.85%	to	13.99%
2011	273	$13.36	to	$11.51	$3,268	1.54%	0.65%	to	0.85%	2.22%	to	2.49%
2010	336	$13.07	to	$11.23	$3,913	1.50%	0.65%	to	0.85%	13.16%	to	13.43%
2009	426	$11.55	to	$9.90	$4,421	4.73%	0.65%	to	0.85%	17.14%	to	17.30%
2008	449	$9.86	to	$8.44	$3,962	2.01%	0.65%	to	0.85%	(35.17) %	to	(35.03) %
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2012	184	$18.39	to	$13.08	$2,561	0.86%	0.65%	to	0.85%	20.12%	to	20.44%
2011	200	$15.31	to	$10.86	$2,305	1.42%	0.65%	to	0.85%	(12.76) %	to	(12.63) %
2010	234	$17.55	to	$12.43	$3,076	2.49%	0.65%	to	0.85%	12.36%	to	12.59%
2009	301	$15.62	to	$11.04	$3,523	2.10%	0.65%	to	0.85%	32.60%	to	32.85%
2008	361	$11.78	to	$8.31	$3,198	0.85%	0.65%	to	0.85%	(45.29) %	to	(45.18) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2012	157	$17.50	to	$17.63	$2,768	1.87%	0.65%	to	0.85%	15.21%	to	15.46%
2011	140	$15.19	to	$15.27	$2,131	1.25%	0.65%	to	0.85%	(1.68) %	to	(1.48) %
2010	94	$15.45	to	$15.50	$1,452	2.35%	0.65%	to	0.85%	18.03%	to	18.23%
2009	42	$13.09	to	$13.11	$548	1.26%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2012	866	$16.60	to	$16.92	$14,637	1.93%	0.65%	to	0.85%	13.62%	to	13.86%
2011	870	$14.61	to	$14.86	$12,932	2.03%	0.65%	to	0.85%	0.14%	to	0.34%
2010	918	$14.59	to	$14.81	$13,598	2.30%	0.65%	to	0.85%	12.49%	to	12.71%
2009	768	$12.97	to	$13.14	$10,116	5.80%	0.65%	to	0.85%	18.88%	to	19.13%
2008	835	$10.91	to	$11.03	$9,249	2.43%	0.65%	to	0.85%	(27.41) %	to	(27.29) %
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2012	71	$14.83	to	$14.94	$1,064	0.00%	0.65%	to	0.85%	10.18%	to	10.42%
2011	92	$13.46	to	$13.53	$1,240	0.00%	0.65%	to	0.85%	(12.88) %	to	(12.71) %
2010	104	$15.45	to	$15.50	$1,617	0.00%	0.65%	to	0.85%	16.17%	to	16.37%
2009	26	$13.30	to	$13.32	$344	0.00%	0.65%	to	0.85%	33.00%	to	33.20%
COLUMBIA VARIABLE PORTFOLIO-SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2012	331	$9.82	to	$9.86	$3,258	0.00%	0.65%	to	0.85%	6.05%	to	6.36%
2011	329	$9.26	to	$9.27	$3,045	0.00%	0.65%	to	0.85%	(7.40) %	to	(7.30) %

												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2012	45	$16.26	to	$16.38	$733	0.30%	0.65%	to	0.85%	10.31%	to	10.53%
2011	64	$14.74	to	$14.82	$946	0.86%	0.65%	to	0.85%	(6.94) %	to	(6.73) %
2010	51	$15.84	to	$15.89	$807	1.00%	0.65%	to	0.85%	25.42%	to	25.61%
2009	31	$12.63	to	$12.65	$393	0.47%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
2012	576	$22.23	to	$26.45	$14,678	0.59%	0.65%	to	0.85%	12.96%	to	13.18%
2011	649	$19.68	to	$23.37	$14,657	0.52%	0.65%	to	0.85%	(2.19) %	to	(1.97) %
2010	697	$20.12	to	$23.84	$16,073	0.66%	0.65%	to	0.85%	31.16%	to	31.42%
2009	750	$15.34	to	$18.14	$13,108	0.97%	0.65%	to	0.85%	30.78%	to	30.97%
2008	834	$11.73	to	$13.85	$11,112	0.77%	0.65%	to	0.85%	(30.51) %	to	(30.33) %
DELAWARE VIP SMID CAP GROWTH SERIES
2012	173	$19.22	to	$19.52	$3,362	0.26%	0.65%	to	0.85%	10.08%	to	10.34%
2011	177	$17.46	to	$17.69	$3,112	1.08%	0.65%	to	0.85%	7.18%	to	7.41%
2010	157	$16.29	to	$16.47	$2,570	0.00%	0.65%	to	0.85%	35.19%	to	35.44%
2009	86	$12.05	to	$12.16	$1,048	0.00%	0.65%	to	0.85%	44.14%	to	44.42%
2008	40	$8.36	to	$8.42	$338	0.00%	0.65%	to	0.85%	(41.04) %	to	(40.91) %
DREYFUS IP MIDCAP STOCK PORTFOLIO
2012	44	$18.16	to	$18.51	$825	0.48%	0.65%	to	0.85%	18.69%	to	18.88%
2011	54	$15.30	to	$15.57	$857	0.51%	0.65%	to	0.85%	(0.46) %	to	(0.26) %
2010	73	$15.37	to	$15.61	$1,135	1.11%	0.65%	to	0.85%	25.98%	to	26.29%
2009	102	$12.20	to	$12.36	$1,254	1.67%	0.65%	to	0.85%	34.36%	to	34.64%
2008	133	$9.08	to	$9.18	$1,214	0.91%	0.65%	to	0.85%	(40.92) %	to	(40.81) %
DREYFUS VIF APPRECIATION PORTFOLIO
2012	531	$14.95	to	$15.21	$8,058	3.61%	0.65%	to	0.85%	9.52%	to	9.74%
2011	466	$13.65	to	$13.86	$6,430	1.58%	0.65%	to	0.85%	8.08%	to	8.28%
2010	395	$12.63	to	$12.80	$5,031	1.75%	0.65%	to	0.85%	14.40%	to	14.59%
2009	197	$11.04	to	$11.17	$2,192	2.37%	0.65%	to	0.85%	21.45%	to	21.81%
2008	180	$9.09	to	$9.17	$1,650	1.84%	0.65%	to	0.85%	(30.13) %	to	(30.05) %
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2012	106	$14.95	to	$11.83	$1,292	1.39%	0.65%	to	0.85%	17.07%	to	17.36%
2011	130	$12.77	to	$10.08	$1,373	1.31%	0.65%	to	0.85%	(3.62) %	to	(3.45) %
2010	98	$13.25	to	$10.44	$1,088	1.27%	0.65%	to	0.85%	17.57%	to	17.83%
2009	93	$11.27	to	$8.86	$847	1.32%	0.65%	to	0.85%	27.78%	to	27.85%
2008	105	$8.82	to	$6.93	$750	0.65%	0.65%	to	0.85%	(40.96) %	to	(40.77) %
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2012	43	$12.76	to	$11.31	$496	0.00%	0.65%	to	0.85%	19.48%	to	19.81%
2011	49	$10.68	to	$9.44	$467	0.42%	0.65%	to	0.85%	(14.56) %	to	(14.42) %
2010	57	$12.50	to	$11.03	$635	0.73%	0.65%	to	0.85%	30.07%	to	30.22%
2009	73	$9.61	to	$8.47	$622	1.73%	0.65%	to	0.85%	24.97%	to	25.30%
2008	85	$7.69	to	$6.76	$579	0.96%	0.65%	to	0.85%	(38.13) %	to	(37.98) %
DWS CAPITAL GROWTH VIP
2012	802	$16.29	to	$11.58	$10,051	0.86%	0.65%	to	0.85%	15.04%	to	15.34%
2011	705	$14.16	to	$10.04	$7,582	0.65%	0.65%	to	0.85%	(5.28) %	to	(5.10) %
2010	558	$14.95	to	$10.58	$6,541	0.91%	0.65%	to	0.85%	15.71%	to	16.01%
2009	511	$12.92	to	$9.12	$5,051	1.24%	0.65%	to	0.85%	25.80%	to	25.97%
2008	432	$10.27	to	$7.24	$3,449	0.93%	0.65%	to	0.85%	(33.53) %	to	(33.39) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

DWS CORE EQUITY VIP
2012	369	$13.64	to	$13.85	$5,115	1.75%	0.65%	to	0.85%	14.81%	to	15.03%
2011	603	$11.88	to	$12.04	$7,242	1.05%	0.65%	to	0.85%	(1.41) %	to	(1.15) %
2010	375	$12.05	to	$12.18	$4,576	1.48%	0.65%	to	0.85%	12.83%	to	12.99%
2009	345	$10.68	to	$10.78	$3,728	1.90%	0.65%	to	0.85%	32.84%	to	33.09%
2008	420	$8.04	to	$8.10	$3,406	1.92%	0.65%	to	0.85%	(39.00) %	to	(38.87) %
DWS DREMAN SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2012	358	$11.78	to	$11.94	$4,262	1.14%	0.65%	to	0.85%	12.73%	to	13.07%
2011	423	$10.45	to	$10.56	$4,466	1.07%	0.65%	to	0.85%	(6.86) %	to	(6.71) %
2010	513	$11.22	to	$11.32	$5,787	1.25%	0.65%	to	0.85%	22.09%	to	22.25%
2009	472	$9.19	to	$9.26	$4,360	1.72%	0.65%	to	0.85%	28.53%	to	28.79%
2008	411	$7.15	to	$7.19	$2,951	1.56%	0.65%	to	0.85%	(33.98) %	to	(33.79) %
DWS LARGE CAP VALUE VIP
2012	598	$12.48	to	$12.67	$7,555	1.79%	0.65%	to	0.85%	8.90%	to	9.04%
2011	609	$11.46	to	$11.62	$7,049	1.88%	0.65%	to	0.85%	(0.95) %	to	(0.68) %
2010	724	$11.57	to	$11.70	$8,438	1.94%	0.65%	to	0.85%	9.88%	to	10.07%
2009	535	$10.53	to	$10.63	$5,666	2.08%	0.65%	to	0.85%	24.32%	to	24.47%
2008	505	$8.47	to	$8.54	$4,295	1.37%	0.65%	to	0.85%	(36.98) %	to	(36.79) %
DWS SMALL CAP INDEX VIP
2012	367	$19.02	to	$18.14	$6,731	0.88%	0.65%	to	0.85%	15.20%	to	15.54%
2011	385	$16.51	to	$15.70	$6,117	0.95%	0.65%	to	0.85%	(5.17) %	to	(5.08) %
2010	434	$17.41	to	$16.54	$7,259	0.93%	0.65%	to	0.85%	25.25%	to	25.59%
2009	453	$13.90	to	$13.17	$6,030	1.77%	0.65%	to	0.85%	25.56%	to	25.79%
2008	535	$11.07	to	$10.47	$5,679	1.60%	0.65%	to	0.85%	(34.69) %	to	(34.56) %
DWS SMALL MID CAP GROWTH VIP
2012	36	$14.17	to	$9.48	$384	0.00%	0.65%	to	0.85%	13.36%	to	13.67%
2011	42	$12.50	to	$8.34	$406	0.59%	0.65%	to	0.85%	(4.73) %	to	(4.58) %
2010	65	$13.12	to	$8.74	$638	0.00%	0.65%	to	0.85%	28.38%	to	28.72%
2009	81	$10.22	to	$6.79	$652	0.00%	0.65%	to	0.85%	39.43%	to	39.71%
2008	95	$7.33	to	$4.86	$533	0.00%	0.65%	to	0.85%	(49.97) %	to	(49.85) %
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2012	1,500	$13.52	to	$15.07	$22,110	3.87%	0.65%	to	0.85%	2.04%	to	2.31%
2011	1,678	$13.25	to	$14.73	$24,202	4.22%	0.65%	to	0.85%	4.91%	to	5.06%
2010	1,902	$12.63	to	$14.02	$26,227	4.57%	0.65%	to	0.85%	4.29%	to	4.47%
2009	2,194	$12.11	to	$13.42	$28,953	4.98%	0.65%	to	0.85%	4.31%	to	4.52%
2008	2,400	$11.61	to	$12.84	$30,142	4.38%	0.65%	to	0.85%	3.38%	to	3.63%
FRANKLIN SMALL CAP VALUE SECURITIES FUND - VIPT
(Effective date 05/01/2006)
2012	189	$11.94	to	$12.10	$2,277	0.72%	0.65%	to	0.85%	17.40%	to	17.59%
2011	219	$10.17	to	$10.29	$2,248	0.70%	0.65%	to	0.85%	(4.60) %	to	(4.37) %
2010	239	$10.66	to	$10.76	$2,561	0.78%	0.65%	to	0.85%	27.06%	to	27.34%
2009	181	$8.39	to	$8.45	$1,530	1.77%	0.65%	to	0.85%	28.09%	to	28.42%
2008	91	$6.55	to	$6.58	$598	1.13%	0.65%	to	0.85%	(33.57) %	to	(33.47) %
INVESCO V.I. HIGH YIELD FUND
2012	26	$19.83	to	$18.71	$506	5.16%	0.65%	to	0.85%	16.17%	to	16.36%
2011	26	$17.07	to	$16.08	$442	6.90%	0.65%	to	0.85%	0.12%	to	0.31%
2010	26	$17.05	to	$16.03	$447	7.12%	0.65%	to	0.85%	12.62%	to	12.89%
2009	57	$15.14	to	$14.20	$855	8.25%	0.65%	to	0.85%	51.40%	to	51.71%
2008	73	$10.00	to	$9.36	$712	9.68%	0.65%	to	0.85%	(26.31) %	to	(26.12) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2012	663	$11.86	to	$12.02	$7,943	1.52%	0.65%	to	0.85%	14.48%	to	14.80%
2011	685	$10.36	to	$10.47	$7,151	1.55%	0.65%	to	0.85%	(7.50) %	to	(7.35) %
2010	761	$11.20	to	$11.30	$8,580	2.38%	0.65%	to	0.85%	11.89%	to	12.10%
2009	574	$10.01	to	$10.08	$5,779	2.13%	0.65%	to	0.85%	34.18%	to	34.40%
2008	398	$7.46	to	$7.50	$2,986	0.46%	0.65%	to	0.85%	(40.89) %	to	(40.81) %
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2012	95	$14.42	to	$14.53	$1,385	0.07%	0.65%	to	0.85%	9.99%	to	10.24%
2011	102	$13.11	to	$13.18	$1,346	0.31%	0.65%	to	0.85%	(7.15) %	to	(6.99) %
2010	96	$14.12	to	$14.17	$1,357	0.74%	0.65%	to	0.85%	13.14%	to	13.36%
2009	19	$12.48	to	$12.50	$238	2.02%	0.65%	to	0.85%	24.80%	to	25.00%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2012	48	$17.28	to	$17.41	$829	0.00%	0.65%	to	0.85%	12.94%	to	13.13%
2011	48	$15.30	to	$15.39	$737	0.00%	0.65%	to	0.85%	(1.61) %	to	(1.35) %
2010	31	$15.55	to	$15.60	$491	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	17	$12.20	to	$12.21	$204	0.26%	0.65%	to	0.85%	22.00%	to	22.10%
INVESCO V.I. TECHNOLOGY FUND
2012	42	$15.97	to	$7.37	$337	0.00%	0.65%	to	0.85%	10.29%	to	10.66%
2011	45	$14.48	to	$6.66	$326	0.18%	0.65%	to	0.85%	(5.85) %	to	(5.67) %
2010	49	$15.38	to	$7.06	$376	0.00%	0.65%	to	0.85%	20.34%	to	20.48%
2009	57	$12.78	to	$5.86	$365	0.00%	0.65%	to	0.85%	56.04%	to	56.27%
2008	76	$8.19	to	$3.75	$315	0.00%	0.65%	to	0.85%	(45.00) %	to	(44.85) %
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
2012	199	$12.81	to	$13.00	$2,596	2.00%	0.65%	to	0.85%	18.28%	to	18.40%
2011	158	$10.83	to	$10.98	$1,725	1.76%	0.65%	to	0.85%	(2.70) %	to	(2.49) %
2010	168	$11.13	to	$11.26	$1,887	0.12%	0.65%	to	0.85%	14.98%	to	15.25%
2009	162	$9.68	to	$9.77	$1,577	4.79%	0.65%	to	0.85%	27.70%	to	28.05%
2008	165	$7.58	to	$7.63	$1,258	2.39%	0.65%	to	0.85%	(36.20) %	to	(36.15) %
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
2012	540	$13.25	to	$13.45	$7,269	1.50%	0.65%	to	0.85%	13.73%	to	13.89%
2011	647	$11.65	to	$11.81	$7,620	1.27%	0.65%	to	0.85%	(2.84) %	to	(2.64) %
2010	672	$11.99	to	$12.13	$8,130	0.10%	0.65%	to	0.85%	11.53%	to	11.80%
2009	790	$10.75	to	$10.85	$8,544	4.11%	0.65%	to	0.85%	23.28%	to	23.58%
2008	699	$8.72	to	$8.78	$6,126	2.08%	0.65%	to	0.85%	(32.61) %	to	(32.51) %
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2012	357	$18.51	to	$18.87	$6,720	2.80%	0.65%	to	0.85%	12.66%	to	12.86%
2011	395	$16.43	to	$16.72	$6,566	2.63%	0.65%	to	0.85%	0.80%	to	1.03%
2010	427	$16.30	to	$16.55	$7,042	2.81%	0.65%	to	0.85%	7.45%	to	7.68%
2009	472	$15.17	to	$15.37	$7,224	2.99%	0.65%	to	0.85%	24.86%	to	25.06%
2008	536	$12.15	to	$12.29	$6,568	2.57%	0.65%	to	0.85%	(16.55) %	to	(16.39) %
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2012	2,524	$13.08	to	$13.23	$33,671	2.57%	0.65%	to	0.85%	12.37%	to	12.69%
2011	2,338	$11.64	to	$11.74	$27,603	2.40%	0.65%	to	0.85%	0.52%	to	0.69%
2010	2,309	$11.58	to	$11.66	$26,875	2.68%	0.65%	to	0.85%	7.22%	to	7.37%
2009	1,762	$10.80	to	$10.86	$19,106	2.89%	0.65%	to	0.85%	24.57%	to	24.83%
2008	1,357	$8.67	to	$8.70	$11,798	2.81%	0.65%	to	0.85%	(16.79) %	to	(16.59) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2012	491	$16.20	to	$20.20	$10,295	3.73%	0.65%	to	0.85%	7.43%	to	7.62%
2011	590	$15.08	to	$18.77	$11,136	7.38%	0.65%	to	0.85%	5.82%	to	6.11%
2010	670	$14.25	to	$17.69	$11,914	5.96%	0.65%	to	0.85%	7.06%	to	7.28%
2009	832	$13.31	to	$16.49	$13,496	4.35%	0.65%	to	0.85%	12.32%	to	12.48%
2008	1,007	$11.85	to	$14.66	$14,482	4.20%	0.65%	to	0.85%	5.15%	to	5.32%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2012	2,429	$14.77	to	$14.94	$36,334	3.51%	0.65%	to	0.85%	7.18%	to	7.40%
2011	2,093	$13.78	to	$13.91	$29,176	6.93%	0.65%	to	0.85%	5.43%	to	5.70%
2010	1,980	$13.07	to	$13.16	$26,158	5.79%	0.65%	to	0.85%	6.87%	to	6.99%
2009	1,800	$12.23	to	$12.30	$22,205	4.33%	0.65%	to	0.85%	12.00%	to	12.23%
2008	1,071	$10.92	to	$10.96	$11,781	4.37%	0.65%	to	0.85%	4.80%	to	5.08%
JANUS ASPEN WORLDWIDE PORTFOLIO
2012	51	$13.92	to	$9.57	$511	0.88%	0.65%	to	0.85%	19.08%	to	19.33%
2011	53	$11.69	to	$8.02	$445	0.59%	0.65%	to	0.85%	(14.48) %	to	(14.32) %
2010	55	$13.67	to	$9.36	$548	0.53%	0.65%	to	0.85%	14.87%	to	15.13%
2009	86	$11.90	to	$8.13	$791	1.42%	0.65%	to	0.85%	36.47%	to	36.87%
2008	91	$8.72	to	$5.94	$613	1.19%	0.65%	to	0.85%	(45.12) %	to	(45.05) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2012	44	$19.56	to	$16.75	$756	0.21%	0.65%	to	0.85%	18.76%	to	18.96%
2011	49	$16.47	to	$14.08	$716	0.13%	0.65%	to	0.85%	(5.62) %	to	(5.38) %
2010	64	$17.45	to	$14.88	$977	0.00%	0.65%	to	0.85%	26.08%	to	26.32%
2009	70	$13.84	to	$11.78	$847	0.79%	0.65%	to	0.85%	21.51%	to	21.82%
2008	83	$11.39	to	$9.67	$822	0.19%	0.65%	to	0.85%	(32.56) %	to	(32.47) %
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2012	665	$17.53	to	$17.65	$11,730	1.77%	0.65%	to	0.85%	21.06%	to	21.22%
2011	571	$14.48	to	$14.56	$8,302	2.02%	0.65%	to	0.85%	(18.70) %	to	(18.52) %
2010	582	$17.81	to	$17.87	$10,381	1.80%	0.65%	to	0.85%	21.65%	to	21.90%
2009	192	$14.64	to	$14.66	$2,814	5.33%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2012	415	$21.97	to	$22.39	$9,311	1.16%	0.65%	to	0.85%	17.24%	to	17.47%
2011	462	$18.74	to	$19.06	$8,787	0.00%	0.65%	to	0.85%	3.14%	to	3.36%
2010	511	$18.17	to	$18.44	$9,413	0.00%	0.65%	to	0.85%	25.31%	to	25.53%
2009	561	$14.50	to	$14.69	$8,219	0.00%	0.65%	to	0.85%	37.18%	to	37.42%
2008	575	$10.57	to	$10.69	$6,136	0.00%	0.65%	to	0.85%	(39.63) %	to	(39.50) %
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2012	577	$15.83	to	$15.94	$9,181	1.41%	0.65%	to	0.85%	14.96%	to	15.17%
2011	495	$13.77	to	$13.84	$6,835	1.13%	0.65%	to	0.85%	(2.62) %	to	(2.40) %
2010	444	$14.14	to	$14.18	$6,298	0.86%	0.65%	to	0.85%	7.86%	to	8.08%
2009	96	$13.11	to	$13.12	$1,256	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS VIT UTILITIES SERIES
2012	331	$11.10	to	$11.20	$3,710	6.71%	0.65%	to	0.85%	12.23%	to	12.45%
2011	322	$9.89	to	$9.96	$3,203	3.08%	0.65%	to	0.85%	5.66%	to	5.84%
2010	189	$9.36	to	$9.41	$1,778	2.66%	0.65%	to	0.85%	12.50%	to	12.69%
2009	154	$8.32	to	$8.35	$1,284	3.64%	0.65%	to	0.85%	(16.80) %	to	(16.50) %
2008	54	$6.31	to	$6.32	$341	0.00%	0.65%	to	0.85%	(36.90) %	to	(36.80) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	14	$10.71	to	$10.86	$147	0.37%	0.65%	to	0.85%	14.42%	to	14.68%
2011	15	$9.36	to	$9.47	$139	0.31%	0.65%	to	0.85%	(7.51) %	to	(7.34) %
2010	22	$10.12	to	$10.22	$227	0.31%	0.65%	to	0.85%	24.94%	to	25.25%
2009	31	$8.10	to	$8.16	$256	0.66%	0.65%	to	0.85%	44.90%	to	45.20%
2008	76	$5.59	to	$5.62	$425	1.15%	0.65%	to	0.85%	(46.40) %	to	(46.32) %
NVIT MID CAP INDEX FUND
2012	364	$20.85	to	$21.25	$7,766	0.89%	0.65%	to	0.85%	16.29%	to	16.57%
2011	375	$17.93	to	$18.23	$6,830	0.66%	0.65%	to	0.85%	(3.50) %	to	(3.34) %
2010	386	$18.58	to	$18.86	$7,275	0.99%	0.65%	to	0.85%	24.78%	to	25.07%
2009	430	$14.89	to	$15.08	$6,466	0.73%	0.65%	to	0.85%	35.36%	to	35.61%
2008	503	$11.00	to	$11.12	$5,583	1.10%	0.65%	to	0.85%	(37.14) %	to	(37.03) %
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2012	882	$21.42	to	$18.06	$16,543	2.19%	0.65%	to	0.85%	20.20%	to	20.48%
2011	994	$17.82	to	$14.99	$15,476	1.29%	0.65%	to	0.85%	(9.04) %	to	(8.88) %
2010	1,029	$19.59	to	$16.45	$17,611	1.48%	0.65%	to	0.85%	14.96%	to	15.20%
2009	1,162	$17.04	to	$14.28	$17,317	2.21%	0.65%	to	0.85%	38.65%	to	38.91%
2008	1,297	$12.29	to	$10.28	$13,981	1.60%	0.65%	to	0.85%	(40.71) %	to	(40.58) %
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2012	601	$17.01	to	$17.28	$10,346	1.49%	0.65%	to	0.85%	21.15%	to	21.43%
2011	596	$14.04	to	$14.23	$8,460	0.98%	0.65%	to	0.85%	(7.93) %	to	(7.78) %
2010	573	$15.25	to	$15.43	$8,822	1.29%	0.65%	to	0.85%	13.81%	to	14.04%
2009	669	$13.40	to	$13.53	$9,053	1.38%	0.65%	to	0.85%	38.00%	to	38.34%
2008	618	$9.71	to	$9.78	$6,033	1.14%	0.65%	to	0.85%	(43.12) %	to	(43.01) %
PIMCO VIT HIGH YIELD PORTFOLIO
2012	1,348	$18.36	to	$23.35	$29,473	5.77%	0.65%	to	0.85%	13.33%	to	13.57%
2011	1,237	$16.20	to	$20.56	$23,694	6.95%	0.65%	to	0.85%	2.47%	to	2.65%
2010	1,260	$15.81	to	$20.03	$23,461	7.25%	0.65%	to	0.85%	13.50%	to	13.74%
2009	1,273	$13.93	to	$17.61	$21,027	8.70%	0.65%	to	0.85%	39.02%	to	39.32%
2008	1,171	$10.02	to	$12.64	$13,817	7.84%	0.65%	to	0.85%	(24.09) %	to	(23.99) %
PIMCO VIT LOW DURATION PORTFOLIO
2012	4,400	$13.41	to	$13.67	$60,226	1.90%	0.65%	to	0.85%	4.93%	to	5.15%
2011	4,269	$12.78	to	$13.00	$55,772	1.68%	0.65%	to	0.85%	0.24%	to	0.46%
2010	4,066	$12.75	to	$12.94	$52,772	1.62%	0.65%	to	0.85%	4.42%	to	4.61%
2009	3,675	$12.21	to	$12.37	$45,562	3.49%	0.65%	to	0.85%	12.33%	to	12.56%
2008	2,968	$10.87	to	$10.99	$32,729	4.08%	0.65%	to	0.85%	(1.18) %	to	(1.08) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2012	7,521	$15.71	to	$15.95	$120,154	2.57%	0.65%	to	0.85%	8.72%	to	8.87%
2011	7,465	$14.45	to	$14.65	$109,598	2.62%	0.65%	to	0.85%	2.70%	to	2.95%
2010	7,860	$14.07	to	$14.23	$112,113	2.41%	0.65%	to	0.85%	7.16%	to	7.40%
2009	7,130	$13.13	to	$13.25	$94,556	5.20%	0.65%	to	0.85%	13.09%	to	13.34%
2008	6,123	$11.61	to	$11.69	$71,611	4.46%	0.65%	to	0.85%	3.94%	to	4.10%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2012	104	$7.33	to	$7.40	$771	0.21%	0.65%	to	0.85%	10.73%	to	10.94%
2011	149	$6.62	to	$6.67	$994	0.00%	0.65%	to	0.85%	(24.26) %	to	(24.12) %
2010	253	$8.74	to	$8.79	$2,217	0.28%	0.65%	to	0.85%	14.55%	to	14.90%
2009	564	$7.63	to	$7.65	$4,313	0.87%	0.65%	to	0.85%	72.62%	to	72.69%
2008	155	$4.42	to	$4.43	$684	0.01%	0.65%	to	0.85%	(55.80) %	to	(55.70) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

PIONEER FUND VCT PORTFOLIO
2012	115	$14.44	to	$11.46	$1,378	1.46%	0.65%	to	0.85%	9.31%	to	9.46%
2011	168	$13.21	to	$10.47	$1,822	1.54%	0.65%	to	0.85%	(5.17) %	to	(4.90) %
2010	187	$13.93	to	$11.01	$2,123	1.38%	0.65%	to	0.85%	15.03%	to	15.29%
2009	191	$12.11	to	$9.55	$1,882	1.74%	0.65%	to	0.85%	24.21%	to	24.35%
2008	266	$9.75	to	$7.68	$2,101	1.94%	0.65%	to	0.85%	(34.83) %	to	(34.69) %
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
(Effective date 05/01/2006)
2012	63	$10.43	to	$10.57	$662	0.00%	0.65%	to	0.85%	6.10%	to	6.34%
2011	91	$9.83	to	$9.94	$905	0.00%	0.65%	to	0.85%	(3.06) %	to	(2.93) %
2010	104	$10.14	to	$10.24	$1,059	0.00%	0.65%	to	0.85%	19.15%	to	19.49%
2009	95	$8.51	to	$8.57	$812	0.00%	0.65%	to	0.85%	43.51%	to	43.55%
2008	39	$5.93	to	$5.97	$235	0.00%	0.65%	to	0.85%	(36.10) %	to	(35.88) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2012	135	$10.86	to	$11.01	$1,500	0.83%	0.65%	to	0.85%	9.92%	to	10.10%
2011	144	$9.88	to	$10.00	$1,452	0.63%	0.65%	to	0.85%	(6.62) %	to	(6.37) %
2010	158	$10.58	to	$10.68	$1,703	0.84%	0.65%	to	0.85%	16.91%	to	17.11%
2009	166	$9.05	to	$9.12	$1,530	1.24%	0.65%	to	0.85%	24.14%	to	24.42%
2008	129	$7.29	to	$7.33	$947	0.97%	0.65%	to	0.85%	(34.32) %	to	(34.20) %
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
(Effective date 05/01/2009)
2012	73	$15.61	to	$15.72	$1,137	0.22%	0.65%	to	0.85%	12.30%	to	12.45%
2011	94	$13.90	to	$13.98	$1,306	0.18%	0.65%	to	0.85%	(4.73) %	to	(4.44) %
2010	81	$14.59	to	$14.63	$1,180	0.13%	0.65%	to	0.85%	10.61%	to	10.75%
2009	1	$13.19	to	$13.21	$19	0.00%	0.65%	to	0.85%	31.90%	to	32.10%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2012	166	$13.99	to	$14.09	$2,344	0.00%	0.65%	to	0.85%	(3.72) %	to	(3.56) %
2011	174	$14.53	to	$14.61	$2,545	0.00%	0.65%	to	0.85%	(20.03) %	to	(19.86) %
2010	289	$18.17	to	$18.23	$5,264	0.05%	0.65%	to	0.85%	26.44%	to	26.69%
2009	86	$14.37	to	$14.39	$1,239	0.07%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2012	171	$10.95	to	$11.00	$1,881	2.37%	0.65%	to	0.85%	1.01%	to	1.20%
2011	207	$10.84	to	$10.87	$2,250	2.36%	0.65%	to	0.85%	5.96%	to	6.05%
2010	67	$10.23	to	$10.25	$683	0.00%	0.65%	to	0.85%	2.30%	to	2.50%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2012	191	$12.68	to	$12.75	$2,461	2.20%	0.65%	to	0.85%	18.28%	to	18.60%
2011	142	$10.72	to	$10.75	$1,529	1.54%	0.65%	to	0.85%	1.04%	to	1.22%
2010	76	$10.61	to	$10.62	$803	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2012	199	$10.39	to	$10.43	$2,073	1.06%	0.65%	to	0.85%	21.24%	to	21.56%
2011	90	$8.57	to	$8.58	$768	0.00%	0.65%	to	0.85%	(14.30) %	to	(14.20) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2012	332	$16.62	to	$16.74	$5,548	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2011	295	$14.93	to	$15.01	$4,421	0.31%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2010	244	$15.62	to	$15.67	$3,819	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	83	$13.10	to	$13.11	$1,085	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2012	1,255	$16.34	to	$14.74	$19,197	2.47%	0.65%	to	0.85%	12.53%	to	12.69%
2011	1,402	$14.52	to	$13.08	$18,976	1.72%	0.65%	to	0.85%	(1.89)%	to	(1.65)%
2010	1,383	$14.80	to	$13.30	$19,049	2.38%	0.65%	to	0.85%	12.72%	to	12.90%
2009	1,355	$13.13	to	$11.78	$16,502	2.98%	0.65%	to	0.85%	22.94%	to	23.22%
2008	1,389	$10.68	to	$9.56	$13,703	2.54%	0.65%	to	0.85%	(31.93)%	to	(31.81)%
SCHWAB MONEY MARKET PORTFOLIO
2012	5,813	$10.75	to	$11.21	$65,039	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.62)%
2011	6,908	$10.84	to	$11.28	$77,750	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.62)%
2010	7,426	$10.93	to	$11.35	$83,971	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.61)%
2009	7,958	$11.02	to	$11.42	$90,474	0.12%	0.65%	to	0.85%	(0.72)%	to	(0.52)%
2008	13,814	$11.10	to	$11.48	$158,169	2.04%	0.65%	to	0.85%	1.19%	to	1.41%
SCHWAB S&P 500 INDEX PORTFOLIO
2012	5,845	$15.95	to	$13.04	$79,249	1.67%	0.65%	to	0.85%	14.75%	to	14.99%
2011	5,681	$13.90	to	$11.34	$67,168	1.78%	0.65%	to	0.85%	1.02%	to	1.25%
2010	5,479	$13.76	to	$11.20	$64,041	1.98%	0.65%	to	0.85%	13.72%	to	13.94%
2009	5,908	$12.10	to	$9.83	$61,045	2.80%	0.65%	to	0.85%	25.13%	to	25.38%
2008	5,794	$9.67	to	$7.84	$47,658	2.20%	0.65%	to	0.85%	(37.13)%	to	(36.98)%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2012	240	$12.62	to	$12.71	$3,054	3.59%	0.65%	to	0.85%	5.61%	to	5.83%
2011	178	$11.95	to	$12.01	$2,132	4.12%	0.65%	to	0.85%	6.22%	to	6.38%
2010	145	$11.25	to	$11.29	$1,639	4.99%	0.65%	to	0.85%	6.33%	to	6.61%
2009	70	$10.58	to	$10.59	$746	9.85%	0.65%	to	0.85%	5.80%	to	5.90%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2012	370	$16.74	to	$16.87	$6,235	2.03%	0.65%	to	0.85%	14.11%	to	14.37%
2011	252	$14.67	to	$14.75	$3,704	1.64%	0.65%	to	0.85%	1.24%	to	1.44%
2010	208	$14.49	to	$14.54	$3,026	2.41%	0.65%	to	0.85%	14.82%	to	15.03%
2009	43	$12.62	to	$12.64	$537	1.78%	0.65%	to	0.85%	26.20%	to	26.40%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2012	64	$17.47	to	$17.60	$1,127	0.40%	0.65%	to	0.85%	10.50%	to	10.69%
2011	84	$15.81	to	$15.90	$1,341	0.00%	0.65%	to	0.85%	2.13%	to	2.38%
2010	47	$15.48	to	$15.53	$725	0.10%	0.65%	to	0.85%	22.66%	to	22.96%
2009	12	$12.62	to	$12.63	$155	0.83%	0.65%	to	0.85%	26.20%	to	26.30%
TEMPLETON FOREIGN SECURITIES FUND - VIPT
(Effective date 04/30/2010)
2012	312	$11.22	to	$11.28	$3,545	2.97%	0.65%	to	0.85%	17.24%	to	17.50%
2011	243	$9.57	to	$9.60	$2,343	1.72%	0.65%	to	0.85%	(11.39)%	to	(11.28)%
2010	108	$10.80	to	$10.82	$1,180	0.10%	0.65%	to	0.85%	8.00%	to	8.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	416	$8.73	to	$8.85	$3,672	0.87%	0.65%	to	0.85%	26.16%	to	26.61%
2011	548	$6.92	to	$6.99	$3,824	1.67%	0.65%	to	0.85%	(21.90) %	to	(21.90) %
2010	762	$8.86	to	$8.95	$6,804	3.77%	0.65%	to	0.85%	13.01%	to	13.43%
2009	958	$7.84	to	$7.89	$7,557	0.00%	0.65%	to	0.85%	44.12%	to	44.24%
2008	1,245	$5.44	to	$5.47	$6,798	0.90%	0.65%	to	0.85%	(44.09) %	to	(44.01) %
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2012	105	$16.55	to	$16.67	$1,749	0.00%	0.65%	to	0.85%	18.89%	to	19.16%
2011	106	$13.92	to	$13.99	$1,495	0.27%	0.65%	to	0.85%	(12.07) %	to	(11.90) %
2010	112	$15.83	to	$15.88	$1,792	0.30%	0.65%	to	0.85%	20.56%	to	20.85%
2009	52	$13.13	to	$13.14	$679	0.69%	0.65%	to	0.85%	31.30%	to	31.40%
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2012	710	$12.87	to	$12.96	$9,227	2.18%	0.65%	to	0.85%	4.72%	to	4.85%
2011	695	$12.29	to	$12.36	$8,603	6.52%	0.65%	to	0.85%	7.15%	to	7.48%
2010	501	$11.47	to	$11.50	$5,839	2.31%	0.65%	to	0.85%	5.33%	to	5.50%
2009	218	$10.89	to	$10.90	$2,463	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2012	321	$14.54	to	$14.65	$4,697	0.65%	0.65%	to	0.85%	2.25%	to	2.45%
2011	326	$14.22	to	$14.30	$4,655	0.94%	0.65%	to	0.85%	(17.42) %	to	(17.25) %
2010	326	$17.22	to	$17.28	$5,622	0.23%	0.65%	to	0.85%	27.56%	to	27.91%
2009	145	$13.50	to	$13.51	$1,962	0.00%	0.65%	to	0.85%	35.00%	to	35.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2012	311	$23.21	to	$14.37	$4,950	0.00%	0.65%	to	0.85%	16.75%	to	17.02%
2011	346	$19.88	to	$12.28	$4,585	0.00%	0.65%	to	0.85%	(0.45) %	to	(0.24) %
2010	351	$19.97	to	$12.31	$4,789	0.00%	0.65%	to	0.85%	34.39%	to	34.68%
2009	326	$14.86	to	$9.14	$3,207	0.00%	0.65%	to	0.85%	39.14%	to	39.33%
2008	394	$10.68	to	$6.56	$2,780	0.00%	0.65%	to	0.85%	(44.83) %	to	(44.69) %
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2012	230	$19.65	to	$16.19	$4,034	0.10%	0.65%	to	0.85%	14.58%	to	14.82%
2011	247	$17.15	to	$14.10	$3,766	0.14%	0.65%	to	0.85%	(6.34) %	to	(6.13) %
2010	279	$18.31	to	$15.02	$4,521	0.76%	0.65%	to	0.85%	22.72%	to	22.91%
2009	296	$14.92	to	$12.22	$3,875	0.00%	0.65%	to	0.85%	46.42%	to	46.88%
2008	278	$10.19	to	$8.32	$2,568	1.95%	0.65%	to	0.85%	(40.58) %	to	(40.53) %
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
2012	461	$22.26	$10,409	1.16%	0.85%	8.96%
2011	510	$20.43	$10,545	1.01%	0.85%	(1.21) %
2010	595	$20.68	$12,357	0.75%	0.85%	12.43%
2009	691	$18.39	$12,760	0.66%	0.85%	46.30%
2008	759	$12.57	$9,580	0.23%	0.85%	(46.62) %
ALGER MID CAP GROWTH PORTFOLIO
2012	98	$16.48	$1,647	0.00%	0.85%	15.16%
2011	147	$14.31	$2,101	0.34%	0.85%	(9.03) %
2010	178	$15.73	$2,792	0.00%	0.85%	18.37%
2009	221	$13.29	$2,939	0.00%	0.85%	50.51%
2008	223	$8.83	$1,968	0.17%	0.85%	(58.46) %
ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(Effective date 05/01/2006)
2012	14	$11.28	$155	1.07%	0.85%	16.53%
2011	41	$9.68	$395	1.40%	0.85%	5.45%
2010	60	$9.18	$551	0.00%	0.85%	12.08%
2009	66	$8.19	$544	4.10%	0.85%	19.74%
2008	85	$6.84	$580	2.15%	0.85%	(41.09) %
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
(Effective date 05/01/2006)
2012	49	$10.83	$531	0.05%	0.85%	12.93%
2011	57	$9.59	$549	0.00%	0.85%	0.42%
2010	59	$9.55	$561	0.27%	0.85%	14.07%
2009	60	$8.37	$504	0.00%	0.85%	32.02%
2008	72	$6.34	$458	0.00%	0.85%	(42.93) %
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2012	207	$13.51	$2,900	1.61%	0.85%	14.59%
2011	262	$11.79	$3,114	3.20%	0.85%	(16.56) %
2010	350	$14.13	$4,977	2.06%	0.85%	11.92%
2009	412	$12.63	$5,224	4.62%	0.85%	38.49%
2008	539	$9.12	$4,922	0.00%	0.85%	(49.31) %
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	158	$6.92	$1,095	1.62%	0.85%	13.63%
2011	200	$6.09	$1,220	3.57%	0.85%	(19.97) %
2010	309	$7.61	$2,353	2.88%	0.85%	3.73%
2009	472	$7.34	$3,464	1.45%	0.85%	33.70%
2008	570	$5.49	$3,129	1.18%	0.85%	(53.63) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	116	$12.86	$1,487	0.54%	0.85%	17.77%
2011	136	$10.92	$1,488	0.47%	0.85%	(9.15) %
2010	160	$12.02	$1,929	0.61%	0.85%	25.82%
2009	173	$9.55	$1,650	1.01%	0.85%	41.69%
2008	135	$6.74	$913	0.59%	0.85%	(36.17) %
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2012	141	$16.19	$2,291	2.08%	0.85%	10.81%
2011	138	$14.61	$2,015	1.86%	0.85%	4.43%
2010	160	$13.99	$2,237	1.89%	0.85%	10.71%
2009	161	$12.64	$2,035	5.01%	0.85%	14.49%
2008	152	$11.04	$1,682	2.60%	0.85%	(20.97) %
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2012	110	$21.18	$2,408	0.90%	0.85%	20.14%
2011	138	$17.63	$2,511	1.49%	0.85%	(12.77) %
2010	178	$20.21	$3,685	2.39%	0.85%	12.31%
2009	218	$17.99	$4,005	2.16%	0.85%	32.57%
2008	273	$13.57	$3,792	0.86%	0.85%	(45.28) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2012	33	$17.50	$585	1.99%	0.85%	15.21%
2011	24	$15.19	$358	1.29%	0.85%	(1.68) %
2010	16	$15.45	$243	2.30%	0.85%	17.99%
2009	8	$13.09	$105	1.33%	0.85%	30.90%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2012	243	$16.74	$4,113	1.89%	0.85%	13.57%
2011	276	$14.74	$4,081	2.01%	0.85%	0.20%
2010	298	$14.71	$4,395	2.23%	0.85%	12.44%
2009	323	$13.08	$4,239	5.91%	0.85%	18.80%
2008	395	$11.01	$4,352	2.56%	0.85%	(27.37) %
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2012	10	$14.83	$154	0.00%	0.85%	10.18%
2011	11	$13.46	$152	0.00%	0.85%	(12.88) %
2010	7	$15.45	$107	0.00%	0.85%	16.15%
2009	12	$13.30	$158	0.00%	0.85%	33.00%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2012	98	$9.82	$975	0.00%	0.85%	6.05%
2011	119	$9.26	$1,099	0.00%	0.85%	(7.40) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2012	3	$16.26	$54	0.28%	0.85%	10.31%
2011	3	$14.74	$51	0.96%	0.85%	(6.94) %
2010	31	$15.84	$495	0.57%	0.85%	25.39%
2009	2	$12.63	$26	0.38%	0.85%	26.30%
DELAWARE VIP SMALL CAP VALUE SERIES
2012	137	$22.73	$3,140	0.60%	0.85%	12.97%
2011	147	$20.12	$2,976	0.52%	0.85%	(2.19) %
2010	190	$20.57	$3,936	0.64%	0.85%	31.15%
2009	200	$15.68	$3,144	0.97%	0.85%	30.67%
2008	217	$12.00	$2,606	0.82%	0.85%	(30.48) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2012	126	$14.85	$1,894	0.27%	0.85%	10.08%
2011	155	$13.49	$2,111	1.10%	0.85%	7.23%
2010	145	$12.58	$1,842	0.00%	0.85%	35.16%
2009	56	$9.31	$522	0.00%	0.85%	44.12%
2008	13	$6.46	$86	0.00%	0.85%	(41.00) %
DREYFUS IP MIDCAP STOCK PORTFOLIO
2012	17	$18.27	$304	0.44%	0.85%	18.64%
2011	22	$15.40	$334	0.56%	0.85%	(0.45) %
2010	34	$15.47	$521	1.08%	0.85%	26.03%
2009	48	$12.28	$583	1.65%	0.85%	34.35%
2008	70	$9.14	$636	0.91%	0.85%	(40.88) %
DREYFUS VIF APPRECIATION PORTFOLIO
2012	442	$13.67	$6,177	3.62%	0.85%	9.45%
2011	437	$12.49	$5,617	1.63%	0.85%	8.14%
2010	427	$11.55	$5,071	2.13%	0.85%	14.30%
2009	403	$10.10	$4,164	2.70%	0.85%	21.39%
2008	501	$8.32	$4,271	2.05%	0.85%	(30.08) %
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2012	90	$11.86	$1,070	1.45%	0.85%	17.08%
2011	93	$10.13	$948	1.23%	0.85%	(3.62) %
2010	124	$10.51	$1,303	1.17%	0.85%	17.63%
2009	157	$8.93	$1,402	1.32%	0.85%	27.57%
2008	187	$7.00	$1,311	0.65%	0.85%	(40.88) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2012	3	$12.88	$44	0.00%	0.85%	19.48%
2011	3	$10.78	$37	0.40%	0.85%	(14.51) %
2010	4	$12.61	$47	0.80%	0.85%	30.00%
2009	5	$9.70	$48	1.67%	0.85%	25.00%
2008	6	$7.76	$45	0.96%	0.85%	(38.12) %
DWS CAPITAL GROWTH VIP
2012	266	$11.69	$3,128	0.80%	0.85%	15.06%
2011	247	$10.16	$2,554	0.66%	0.85%	(5.31) %
2010	225	$10.73	$2,440	0.87%	0.85%	15.77%
2009	258	$9.27	$2,410	1.41%	0.85%	25.78%
2008	295	$7.37	$2,205	1.05%	0.85%	(33.54) %
DWS CORE EQUITY VIP
2012	162	$10.45	$1,707	0.91%	0.85%	4.81%
2011	150	$9.97	$1,506	1.12%	0.85%	(1.38) %
2010	170	$10.11	$1,717	1.55%	0.85%	12.85%
2009	171	$8.96	$1,530	1.85%	0.85%	32.94%
2008	103	$6.74	$692	1.79%	0.85%	(39.06) %
DWS DREMAN SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2012	91	$11.78	$1,089	1.11%	0.85%	12.73%
2011	100	$10.45	$1,062	1.16%	0.85%	(6.86) %
2010	150	$11.22	$1,708	1.29%	0.85%	22.06%
2009	146	$9.19	$1,345	1.91%	0.85%	28.53%
2008	160	$7.15	$1,151	1.66%	0.85%	(33.98) %
DWS LARGE CAP VALUE VIP
2012	167	$12.48	$2,083	1.95%	0.85%	8.90%
2011	186	$11.46	$2,138	1.26%	0.85%	(0.95) %
2010	97	$11.57	$1,125	1.93%	0.85%	9.83%
2009	98	$10.53	$1,036	2.46%	0.85%	24.32%
2008	146	$8.47	$1,235	1.87%	0.85%	(36.98) %
DWS SMALL CAP INDEX VIP
2012	305	$19.72	$6,056	0.88%	0.85%	15.25%
2011	340	$17.11	$5,861	0.89%	0.85%	(5.21) %
2010	368	$18.05	$6,675	0.92%	0.85%	25.32%
2009	389	$14.40	$5,626	1.81%	0.85%	25.44%
2008	456	$11.48	$5,237	1.64%	0.85%	(34.66) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

FEDERATED CAPITAL APPRECIATION FUND II
2012	163	$16.44	$2,709	0.54%	0.85%	9.24%
2011	172	$15.05	$2,616	0.73%	0.85%	(6.11) %
2010	195	$16.03	$3,152	2.09%	0.85%	12.08%
2009	242	$14.30	$3,479	2.78%	0.85%	13.76%
2008	374	$12.57	$4,729	1.93%	0.85%	(34.36) %
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2012	1,078	$19.67	$21,575	3.94%	0.85%	2.13%
2011	1,204	$19.26	$23,445	4.16%	0.85%	4.84%
2010	1,324	$18.37	$24,387	4.51%	0.85%	4.30%
2009	1,554	$17.61	$27,428	5.14%	0.85%	4.32%
2008	1,772	$16.88	$29,978	4.92%	0.85%	3.37%
FEDERATED MANAGED VOLATILITY FUND II
2012	41	$17.53	$713	2.91%	0.85%	12.59%
2011	41	$15.57	$639	3.96%	0.85%	3.94%
2010	45	$14.98	$681	6.04%	0.85%	11.10%
2009	51	$13.48	$681	6.27%	0.85%	27.17%
2008	55	$10.60	$583	5.72%	0.85%	(21.07) %
FRANKLIN SMALL CAP VALUE SECURITIES FUND - VIPT
(Effective date 05/01/2006)
2012	51	$11.94	$606	0.83%	0.85%	17.29%
2011	85	$10.18	$866	0.72%	0.85%	(4.50) %
2010	103	$10.66	$1,100	0.77%	0.85%	27.10%
2009	94	$8.39	$790	1.64%	0.85%	28.09%
2008	54	$6.55	$355	1.14%	0.85%	(33.57) %
INVESCO V.I. CORE EQUITY FUND
2012	184	$22.18	$4,119	0.97%	0.85%	12.88%
2011	231	$19.65	$4,545	0.96%	0.85%	(0.91) %
2010	255	$19.83	$5,053	0.97%	0.85%	8.65%
2009	278	$18.25	$5,082	1.73%	0.85%	27.18%
2008	340	$14.35	$4,877	2.08%	0.85%	(30.71) %
INVESCO V.I. HIGH YIELD FUND
2012	116	$21.24	$2,489	5.09%	0.85%	16.13%
2011	141	$18.29	$2,587	7.18%	0.85%	0.11%
2010	172	$18.27	$3,133	9.74%	0.85%	12.64%
2009	207	$16.22	$3,357	8.14%	0.85%	51.45%
2008	261	$10.71	$2,799	8.75%	0.85%	(26.29) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2012	174	$11.86	$2,080	1.42%	0.85%	14.48%
2011	172	$10.36	$1,793	1.56%	0.85%	(7.50) %
2010	197	$11.20	$2,220	2.47%	0.85%	11.92%
2009	195	$10.01	$1,947	1.88%	0.85%	34.18%
2008	149	$7.46	$1,110	0.44%	0.85%	(40.89) %
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2012	13	$14.42	$194	0.06%	0.85%	9.99%
2011	18	$13.11	$239	0.32%	0.85%	(7.15) %
2010	16	$14.12	$225	0.66%	0.85%	13.12%
2009	11	$12.48	$135	1.95%	0.85%	24.80%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2012	18	$17.28	$319	0.00%	0.85%	12.94%
2011	31	$15.30	$472	0.00%	0.85%	(1.61) %
2010	22	$15.55	$344	0.00%	0.85%	27.49%
2009	6	$12.20	$73	0.13%	0.85%	22.00%
INVESCO V.I. TECHNOLOGY FUND
2012	450	$3.01	$1,359	0.00%	0.85%	10.26%
2011	537	$2.73	$1,470	0.17%	0.85%	(5.86) %
2010	674	$2.90	$1,959	0.00%	0.85%	20.35%
2009	750	$2.41	$1,811	0.00%	0.85%	56.49%
2008	966	$1.54	$1,498	0.00%	0.85%	(45.20) %
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
2012	62	$12.80	$793	1.57%	0.85%	18.19%
2011	60	$10.83	$655	1.82%	0.85%	(2.70) %
2010	82	$11.13	$911	0.13%	0.85%	15.01%
2009	77	$9.68	$743	4.61%	0.85%	27.70%
2008	56	$7.58	$427	2.69%	0.85%	(36.20) %
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
2012	130	$13.25	$1,748	1.49%	0.85%	13.64%
2011	147	$11.66	$1,728	1.20%	0.85%	(2.83) %
2010	159	$12.00	$1,909	0.10%	0.85%	11.59%
2009	190	$10.75	$2,052	4.02%	0.85%	23.28%
2008	185	$8.72	$1,621	2.45%	0.85%	(32.61) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2012	106	$18.81	$1,995	2.76%	0.85%	12.70%
2011	122	$16.69	$2,081	2.55%	0.85%	0.79%
2010	143	$16.56	$2,426	2.78%	0.85%	7.45%
2009	167	$15.41	$2,569	2.91%	0.85%	24.78%
2008	226	$12.35	$2,791	2.64%	0.85%	(16.55) %
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2012	455	$13.08	$6,004	2.61%	0.85%	12.37%
2011	452	$11.64	$5,255	2.41%	0.85%	0.52%
2010	455	$11.58	$5,263	2.66%	0.85%	7.23%
2009	436	$10.80	$4,713	2.83%	0.85%	24.57%
2008	318	$8.67	$2,754	2.78%	0.85%	(16.79) %
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2012	465	$21.27	$9,971	3.76%	0.85%	7.42%
2011	581	$19.80	$11,586	7.31%	0.85%	5.83%
2010	716	$18.71	$13,471	6.13%	0.85%	7.08%
2009	836	$17.47	$14,655	4.36%	0.85%	12.28%
2008	997	$15.56	$15,582	4.22%	0.85%	5.06%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2012	580	$14.77	$8,573	3.39%	0.85%	7.18%
2011	581	$13.78	$8,013	6.79%	0.85%	5.43%
2010	581	$13.07	$7,586	5.56%	0.85%	6.85%
2009	522	$12.23	$6,391	4.33%	0.85%	12.00%
2008	311	$10.92	$3,395	3.97%	0.85%	4.80%
JANUS ASPEN JANUS PORTFOLIO
2012	352	$19.74	$6,953	0.55%	0.85%	17.57%
2011	401	$16.79	$6,768	0.59%	0.85%	(6.10) %
2010	437	$17.88	$7,851	1.09%	0.85%	13.55%
2009	497	$15.75	$7,849	0.54%	0.85%	35.19%
2008	581	$11.65	$6,790	0.74%	0.85%	(40.23) %
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2012	278	$24.33	$6,784	0.69%	0.85%	12.48%
2011	341	$21.63	$7,398	0.47%	0.85%	(32.74) %
2010	504	$32.16	$16,251	0.69%	0.85%	24.25%
2009	586	$25.88	$15,202	0.56%	0.85%	77.99%
2008	699	$14.54	$10,186	2.81%	0.85%	(52.51) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2012	364	$9.34	$3,406	0.60%	0.85%	12.26%
2011	365	$8.32	$3,036	0.39%	0.85%	(32.96) %
2010	571	$12.41	$7,085	0.51%	0.85%	23.95%
2009	660	$10.01	$6,609	0.46%	0.85%	77.48%
2008	343	$5.64	$1,935	2.90%	0.85%	(52.61) %
JANUS ASPEN WORLDWIDE PORTFOLIO
2012	334	$18.70	$6,289	0.84%	0.85%	19.11%
2011	397	$15.70	$6,293	0.57%	0.85%	(14.49) %
2010	446	$18.36	$8,248	0.61%	0.85%	14.85%
2009	522	$15.99	$8,403	1.40%	0.85%	36.55%
2008	599	$11.71	$7,070	1.19%	0.85%	(45.13) %
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2012	196	$17.53	$3,497	1.72%	0.85%	21.06%
2011	181	$14.48	$2,617	1.59%	0.85%	(18.70) %
2010	226	$17.81	$4,018	1.49%	0.85%	21.65%
2009	149	$14.64	$2,188	4.36%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2012	312	$25.28	$7,926	1.10%	0.85%	17.25%
2011	378	$21.56	$8,203	0.00%	0.85%	3.16%
2010	426	$20.90	$8,953	0.00%	0.85%	25.29%
2009	461	$16.68	$7,717	0.00%	0.85%	37.17%
2008	555	$12.16	$6,785	0.00%	0.85%	(39.65) %
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2012	155	$15.83	$2,465	1.29%	0.85%	14.96%
2011	126	$13.77	$1,741	1.19%	0.85%	(2.62) %
2010	93	$14.14	$1,313	0.98%	0.85%	7.89%
2009	28	$13.11	$365	0.00%	0.85%	31.10%
MFS VIT UTILITIES SERIES
(Effective date 05/01/2008)
2012	161	$11.10	$1,783	6.79%	0.85%	12.23%
2011	167	$9.89	$1,652	3.28%	0.85%	5.66%
2010	117	$9.36	$1,097	2.83%	0.85%	12.51%
2009	297	$8.32	$2,468	1.92%	0.85%	31.85%
2008	31	$6.31	$195	0.00%	0.85%	(36.90) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	5	$10.71	$73	0.37%	0.85%	14.30%
2011	8	$9.37	$74	0.40%	0.85%	(7.41) %
2010	8	$10.12	$85	0.32%	0.85%	24.87%
2009	9	$8.10	$73	0.62%	0.85%	44.90%
2008	34	$5.59	$189	0.59%	0.85%	(46.40) %
NVIT MID CAP INDEX FUND
2012	115	$21.13	$2,485	0.92%	0.85%	16.29%
2011	117	$18.17	$2,178	0.65%	0.85%	(3.51) %
2010	132	$18.83	$2,514	1.00%	0.85%	24.80%
2009	133	$15.09	$2,017	0.73%	0.85%	35.34%
2008	160	$11.15	$1,780	1.06%	0.85%	(37.15) %
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2012	366	$22.02	$8,136	2.05%	0.85%	20.20%
2011	425	$18.32	$7,847	1.27%	0.85%	(9.04) %
2010	478	$20.14	$9,701	1.44%	0.85%	14.97%
2009	514	$17.52	$9,061	2.30%	0.85%	38.61%
2008	596	$12.64	$7,598	1.63%	0.85%	(40.69) %
PIMCO VIT HIGH YIELD PORTFOLIO
2012	546	$18.75	$10,280	5.75%	0.85%	13.36%
2011	437	$16.54	$7,243	6.95%	0.85%	2.48%
2010	483	$16.14	$7,814	7.24%	0.85%	13.48%
2009	577	$14.22	$8,222	8.67%	0.85%	39.00%
2008	349	$10.23	$3,576	7.70%	0.85%	(24.11) %
PIMCO VIT LOW DURATION PORTFOLIO
2012	1,359	$13.47	$18,557	1.91%	0.85%	4.99%
2011	1,432	$12.83	$18,529	1.68%	0.85%	0.23%
2010	1,368	$12.80	$17,653	1.63%	0.85%	4.41%
2009	1,272	$12.26	$15,741	3.54%	0.85%	12.37%
2008	1,186	$10.91	$13,061	4.08%	0.85%	(1.27) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2012	1,917	$15.71	$30,278	2.57%	0.85%	8.64%
2011	1,952	$14.46	$28,272	2.63%	0.85%	2.77%
2010	2,103	$14.07	$29,633	2.41%	0.85%	7.18%
2009	2,209	$13.13	$29,048	5.17%	0.85%	13.09%
2008	1,691	$11.61	$19,691	4.46%	0.85%	3.94%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

PIONEER FUND VCT PORTFOLIO
2012	127	$14.99	$1,902	1.56%	0.85%	9.34%
2011	140	$13.71	$1,922	1.54%	0.85%	(5.12) %
2010	164	$14.45	$2,364	1.37%	0.85%	15.06%
2009	190	$12.56	$2,386	1.78%	0.85%	24.11%
2008	234	$10.12	$2,370	5.96%	0.85%	(34.79) %
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2012	198	$15.85	$3,148	0.00%	0.85%	6.16%
2011	224	$14.93	$3,349	0.00%	0.85%	(3.11) %
2010	249	$15.41	$3,851	0.00%	0.85%	19.20%
2009	310	$12.93	$4,009	0.00%	0.85%	43.35%
2008	299	$9.02	$2,701	0.00%	0.85%	(36.03) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2012	29	$10.86	$312	0.80%	0.85%	9.92%
2011	33	$9.88	$329	0.60%	0.85%	(6.62) %
2010	61	$10.58	$643	0.91%	0.85%	16.85%
2009	68	$9.05	$614	1.42%	0.85%	24.14%
2008	34	$7.29	$251	0.89%	0.85%	(34.32) %
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2011	31	$12.43	$395	0.23%	0.85%	12.29%
2011	35	$11.07	$396	0.18%	0.85%	(4.65) %
2010	40	$11.61	$468	0.17%	0.85%	10.51%
2009	32	$10.51	$333	0.85%	0.85%	36.49%
2008	40	$7.70	$308	0.82%	0.85%	(38.94) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2012	96	$10.95	$1,047	2.28%	0.85%	1.01%
2011	122	$10.84	$1,321	2.42%	0.85%	5.96%
2010	40	$10.23	$411	0.00%	0.85%	2.30%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2012	133	$12.68	$1,727	2.33%	0.85%	18.28%
2011	49	$10.72	$525	1.22%	0.85%	1.04%
2010	8	$10.61	$81	0.00%	0.85%	6.10%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2012	159	$10.39	$1,652	0.70%	0.85%	21.24%
2011	27	$8.57	$237	0.00%	0.85%	(14.30) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2012	61	$16.62	$1,012	0.02%	0.85%	11.32%
2011	88	$14.93	$1,311	0.27%	0.85%	(4.42) %
2010	85	$15.62	$1,322	0.17%	0.85%	19.27%
2009	24	$13.10	$318	0.00%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2012	345	$22.20	$7,850	2.43%	0.85%	12.46%
2011	418	$19.74	$8,285	1.73%	0.85%	(1.84) %
2010	475	$20.11	$9,585	2.46%	0.85%	12.67%
2009	491	$17.85	$8,790	2.79%	0.85%	22.93%
2008	562	$14.52	$8,156	2.32%	0.85%	(31.89) %
SCHWAB MONEY MARKET PORTFOLIO
2012	2,395	$13.25	$32,049	0.01%	0.85%	(0.82) %
2011	3,217	$13.36	$43,164	0.01%	0.85%	(0.82) %
2010	3,213	$13.47	$43,313	0.01%	0.85%	(0.82) %
2009	3,521	$13.58	$47,858	0.12%	0.85%	(0.73) %
2008	5,003	$13.68	$68,637	2.11%	0.85%	1.26%
SCHWAB S&P 500 INDEX PORTFOLIO
2012	2,279	$22.67	$52,512	1.68%	0.85%	14.73%
2011	2,449	$19.76	$48,841	1.76%	0.85%	1.02%
2010	2,692	$19.56	$52,929	2.02%	0.85%	13.72%
2009	2,900	$17.20	$50,105	2.57%	0.85%	25.09%
2008	3,334	$13.75	$46,082	1.98%	0.85%	(37.10) %
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2012	18	$12.62	$233	3.53%	0.85%	5.61%
2011	15	$11.95	$176	2.36%	0.85%	6.13%
2010	61	$11.26	$688	5.43%	0.85%	6.46%
2009	7	$10.58	$77	8.41%	0.85%	5.80%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2012	18	$16.74	$299	1.78%	0.85%	14.11%
2011	17	$14.67	$250	1.90%	0.85%	1.24%
2010	6	$14.49	$94	1.46%	0.85%	14.80%
2009	6	$12.62	$71	5.07%	0.85%	26.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2012	10	$17.47	$168	0.41%	0.85%	10.50%
2011	13	$15.81	$203	0.00%	0.85%	2.13%
2010	8	$15.48	$117	0.14%	0.85%	22.74%
2009	2	$12.61	$29	1.14%	0.85%	26.10%
TEMPLETON FOREIGN SECURITIES FUND - VIPT
(Effective date 04/30/2010)
2012	98	$11.22	$1,098	3.05%	0.85%	17.24%
2011	41	$9.57	$396	1.97%	0.85%	(11.39) %
2010	17	$10.80	$184	0.34%	0.85%	8.00%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2012	77	$8.73	$670	0.85%	0.85%	26.16%
2011	107	$6.92	$740	1.56%	0.85%	(21.90) %
2010	183	$8.86	$1,625	3.84%	0.85%	13.06%
2009	222	$7.84	$1,741	0.00%	0.85%	44.12%
2008	283	$5.44	$1,539	0.85%	0.85%	(44.09) %
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2012	17	$16.55	$278	0.00%	0.85%	18.89%
2011	19	$13.92	$260	0.23%	0.85%	(12.07) %
2010	25	$15.83	$388	0.34%	0.85%	20.60%
2009	4	$13.13	$51	0.20%	0.85%	31.30%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2012	249	$35.38	$8,837	0.89%	0.85%	14.87%
2011	267	$30.80	$8,269	0.87%	0.85%	5.01%
2010	299	$29.33	$8,761	2.20%	0.85%	28.86%
2009	308	$22.76	$7,002	3.28%	0.85%	27.29%
2008	339	$17.88	$6,068	3.44%	0.85%	(38.43) %
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2012	209	$12.87	$2,697	2.15%	0.85%	4.72%
2011	203	$12.29	$2,497	5.63%	0.85%	7.15%
2010	131	$11.47	$1,499	2.20%	0.85%	5.34%
2009	47	$10.89	$507	0.00%	0.85%	8.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
(Effective date 05/01/2006)
2012	102	$12.61	$1,302	0.10%	0.85%	14.53%
2011	134	$11.01	$1,514	0.14%	0.85%	(6.30) %
2010	126	$11.75	$1,509	0.76%	0.85%	22.69%
2009	118	$9.58	$1,142	0.00%	0.85%	46.48%
2008	91	$6.54	$593	2.13%	0.85%	(40.60) %
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2012	132	$15.90	$2,135	0.84%	0.85%	13.01%
2011	164	$14.07	$2,346	0.68%	0.85%	(8.04) %
2010	198	$15.30	$3,057	1.48%	0.85%	16.27%
2009	223	$13.16	$2,963	1.22%	0.85%	58.75%
2008	283	$8.29	$2,378	0.00%	0.85%	(44.99) %

(Concluded)

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2012, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2012, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b) Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6)(a) Articles of Incorporation of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549).

(6)(b) Bylaws of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7) Not applicable.

C-5

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(c) Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBerstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(8)(d) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(c) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(e) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

C-5

(8)(f) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(h) Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(i) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(j) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(k) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(l) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement

C-5

on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(m) Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(n) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(o) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(p) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(q) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(r) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(s) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

C-5

(8)(t) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(u) Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(v) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(w) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(x) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(y) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(z) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(aa) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(bb) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

C-5

(8)(cc) Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(dd) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(ee) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000 (File No. 333-52956).

(10)	(a) Written Consent of Jorden Burt LLP is filed herewith.

(b) Written Consent of Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13)(a)

Powers of Attorney for Messrs. Balog, Bernbach, Dackow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement, filed on April 26, 2007 (File No. 333-52956).

(13)(b)

Powers of Attorney for Messrs. Orr, Mackness, and P. Ryan are incorporated by reference to the Registrant’s Post Effective Amendment No. 19 to the Registration Statement, filed on April 25, 2008 (File no. 333-52956).

(13)(c)	Power of Attorney for Mr. McFeetors is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(13)(d)

Powers of Attorney for Messrs. Rousseau, Royer, and T. Ryan, Jr. are incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

C-5

Item 25.      Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.L. McFeetors	(1)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C-5

C.P. Nelson	(2)	President, Great-West Retirement Services

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

J.S. Greene	(2)	Senior Vice President and Chief Marketing Officer

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

D.G. McLeod	(2)	Senior Vice President, Product Management

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

J. Van Harmelen	(2)	Senior Vice President and Controller

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

C-5

Item 26.      Persons controlled by or under common control with the Depositor or Registrant as of 12/31/12

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

Organizational Chart – December 31, 2012

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

100% - 3876357 Canada Inc.

100% - 3439496 Canada Inc.

100% - Capucines Investments Corporation

  32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

   94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)

     53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2012 411,144,806 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,692,526.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.61% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.11%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

68.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. Inc.

100.0% - GWL&A Financial Inc.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

  60.0% - Great-West Life & Annuity Insurance Capital, LLC

  60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)

100.0% - Advised Assets Group, LLC

100.0% - GWFS Equities, Inc.

100.0% - Great-West Life & Annuity Insurance Company of South Carolina

100.0% - Emjay Corporation

100.0% - FASCore, LLC

  50.0% - Westkin Properties Ltd.

  63.95% - Great-West Funds, Inc.

100.0% - Great-West Capital Management, LLC

100.0% - Great-West Trust Company, LLC

100.0% - Lottery Receivables Company One LLC

100.0% - LR Company II, L.L.C.

100.0% - Singer Collateral Trust IV

100.0% - Singer Collateral Trust V

  43.87% - 2001 Books Holdings, LLC

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

68.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100% - Great-West Lifeco U.S. Inc.

100% - Putnam Investments, LLC

100.0% - Putnam Acquisition Financing Inc.

100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC

100.0% - Putnam Investment Management, LLC

100.0% - Putnam Fiduciary Trust Company (NH)

100.0% - Putnam Investor Services, Inc.

100.0% - Putnam Retail Management GP, Inc.

  99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)

 80.0% - PanAgora Asset Management, Inc.

100.0% -Putnam GP Inc.

 99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

100.0% - Putnam Investment Holdings, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC

100.0% - Putnam Capital, LLC

100.0% - The Putnam Advisory Company, LLC

100.0% - Putnam Investments Inc.

100.0% - Putnam Investments (Ireland) Limited

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.

100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments Limited

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

68.18% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.

100.0% - Great-West Lifeco Finance (Delaware) LP

100.0% - Great-West Lifeco Finance (Delaware) LLC

100.0% - 2023308 Ontario Inc.

100.0% - Great-West Life & Annuity Insurance Capital, LP

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

40.0% - Great-West Life & Annuity Insurance Capital, LLC

100.0% - Great-West Life & Annuity Insurance Capital, LP II

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

40.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - 2171866 Ontario Inc

100.0% - Great-West Lifeco Finance (Delaware) LP II

100.0% - Great-West Lifeco Finance (Delaware) LLC II

100.0% - 2023310 Ontario Inc.

100.0% - 2023311 Ontario Inc.

100.0% - 6109756 Canada Inc.

100.0% - 6922023 Canada Inc.

100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

  71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

  100.0% - Great-West Investors GP Inc.

100.0% - Great-West Investors LP

    100.0% - T.H. Lee Interests

100.0% - GWL Realty Advisors Inc.

100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.

0.1% RMA Real Estate LP

100.0% - Vertica Resident Services Inc.

100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)

100.0% - GLC Asset Management Group Ltd.

100.0% - 801611 Ontario Limited

100.0% - 118050 Canada Inc.

100.0% - 1213763 Ontario Inc.

  99.9% - Riverside II Limited Partnership

  70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

   100.0% - The Owner: Condominium Plan No 8510578

  50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

  65.0% - The Walmer Road Limited Partnership

  50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

   100.0% - 431687 Ontario Limited

       0.1% - Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

  75.0% - High Park Bayview Limited Partnership

    5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

  70.0% - TGS North American Real Estate Investment Trust

    100.0% - TGS Trust

  70.0% - RMA Investment Company (Formerly TGS Investment Company)

    100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

    100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

    100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

 100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

   100.0% - RMA American Realty Corp.

  1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

  99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

    100.0% - 1218023 Alberta Ltd.

   50% - special shares in RMA (U.S.) Realty LLC (Delaware)

    100.0% - 1214931 Alberta Ltd.

   50% - special shares in RMA (U.S.) Realty LLC (Delaware)

  70.0% - RMA Real Estate LP

   100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

   100.0% - S-8025 Holdings Ltd.

   100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

  70.0% - KS Village (Millstream) Inc.

  70.0% - 0726861 B.C. Ltd.

  70.0% - Trop Beau Developments Limited

  70.0% - Kelowna Central Park Properties Ltd.

  70.0% - Kelowna Central Park Phase II Properties Ltd.

  40.0% - PVS Preferred Vision Services

  30.0% - Vaudreuil Shopping Centres Limited

  12.5% - Saskatoon West Shopping Centres Limited

  12.5% - 2331777 Ontario Ltd.

  12.5% - 2344701 Ontario Ltd.

100.0% - London Insurance Group Inc.

   100.0% - Trivest Insurance Network Limited

   100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)

100.00% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

  30.0% - Kings Cross Shopping Centre Ltd.

  30.0% - 0726861 B.C. Ltd.

  30.0% - TGS North American Real Estate Investment Trust

    100.0% - TGS Trust

  30.0% - RMA Investment Company (Formerly TGS Investment Company)

    100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

    100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

    100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

  100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

      100.0% - RMA American Realty Corp.

        1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

        99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

    100.0% - 1218023 Alberta Ltd.

        50% - special shares in RMA (U.S.) Realty LLC (Delaware)

    100.0% - 1214931 Alberta Ltd.

        50% - special shares in RMA (U.S.) Realty LLC (Delaware)

  30.0% - RMA Real Estate LP

  100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

  100.0% - S-8025 Holdings Ltd.

  100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 3853071 Canada Limited

  50.0% - Laurier House Apartments Limited

  30.0% - Kelowna Central Park Properties Ltd.

  30.0% - Kelowna Central Park Phase II Properties Ltd.

  30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.

100.0% - GWLC Holdings Inc.

100% - GLC Reinsurance Corporation

100.0% - 389288 B.C. Ltd.

100.0% - Quadrus Investment Services Ltd.

  35.0% - The Walmer Road Limited Partnership

100.0% - 177545 Canada Limited

100.0% - Lonlife Financial Services Limited

  88.0% - Neighborhood Dental Services Ltd.

100.0% - Quadrus Distribution Services Ltd.

100.0% - Toronto College Park Ltd.

  25.0% - High Park Bayview Limited Partnership

  30.0% - KS Village (Millstream) Inc.

100.0% - London Life Financial Corporation

  89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

   100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

   100.0% - London Life & Casualty Reinsurance Corporation

   100.0% - Trabaja Reinsurance Company Ltd.

   100.0% - London Life and Casualty (Barbados) Corporation

   100.0% - LRG (US), Inc.

   100.0% - London Life International Reinsurance Corporation

   100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)

  70.0% - Vaudreuil Shopping Centres Limited

  75.0% - Saskatoon West Shopping Centres Limited

  75.0% - 2331777 Ontario Ltd.

  75.0% - 2344701 Ontario Ltd.

  15.2% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The Canada Life Assurance Company)

100.0% - Canada Life Financial Corporation

    100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

   100.0% - Canada Life Brasil LTDA

   100.0% - Canada Life Capital Corporation, Inc.

  100.0% - Canada Life International Holdings, Limited

   100.0% - Canada Life International Services Limited

   100.0% - Canada Life International, Limited

      100.0% - CLI Institutional Limited

   100.0% - Canada Life Irish Holding Company, Limited

      100.0% - Lifescape Limited

      100.0% - Setanta Asset Management Limited

       50.0% - Setanta Asset Management Funds Public Limited Company

      100.0% - Canada Life Group Services Limited

      100.0% - Canada Life Europe Investment Limited

       78.67% - Canada Life Assurance Europe Limited

       100.0% - Canada Life Europe Management Services, Limited

      21.33% - Canada Life Assurance Europe Limited

      100.0% - Canada Life Assurance (Ireland), Limited

          50.0% - Setanta Asset Management Funds Public Limited Company

        100.0% - F.S.D. Investments, Limited

   100.0% - Canada Life International Re, Limited

      100.0% - Canada Life Reinsurance International, Ltd.

      100.0% - Canada Life Reinsurance, Ltd.

   100.0% - The Canada Life Group (U.K.), Limited

      100.0% - Canada Life Pension Managers & Trustees, Limited

      100.0% - Canada Life Asset Management Limited

      100.0% - Canada Life European Real Estate Limited

        100% - Hotel Operations (Walsall) Limited

      100.0% - Canada Life Trustee Services (U.K.), Limited

      100.0% - CLFIS (U.K.), Limited

      100.0% - Canada Life, Limited

        100.0% - Canada Life (U.K.), Limited

      100.0% - Albany Life Assurance Company, Limited

      100.0% - Canada Life Management (U.K.), Limited

      100.0% - Canada Life Services (U.K.), Limited

      100.0% - Canada Life Fund Managers (U.K.), Limited

      100.0% - Canada Life Group Services (U.K.), Limited

      100.0% - Canada Life Holdings (U.K.), Limited

        100.0% - Canada Life Irish Operations, Limited

      100.0% - Canada Life Ireland Holdings, Limited.

   100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

      100.0% - Canada Life Finance (U.K.), Limited

      100.0% - CL Luxembourg Capital Management S.á.r.l.

   100.0% - The Canada Life Insurance Company of Canada

  94.4% - MAM Holdings Inc. (5.6% owned by GWL)

   100.0% - Mountain Asset Management LLC

  12.5% - 2331777 Ontario Ltd.

  12.5% - 2344701 Ontario Ltd.

   100.0% - CL Capital Management (Canada), Inc.

   100.0% - GRS Securities, Inc.

   100.0% - 587443 Ontario, Inc.

   100.0% - Canada Life Mortgage Services, Ltd.

   100.0% - Adason Properties, Limited

  100.0% - Adason Realty, Ltd.

       2.4% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by The Great-West Life Assurance Company)

     12.5% - Saskatoon West Shopping Centres Limited

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

58.68% - IGM Financial Inc.

 100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited

100.0% - I.G. Investment Management (Hong Kong) Limited

100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.

 100.0% - I.G. Insurance Services Inc.

 100.0% - Investors Syndicate Limited

 100.0% - Investors Group Securities Inc.

 100.0% - 6460675 Manitoba Ltd.

 100.0% - I.G. Investment Management, Ltd.

  100% - Investors Group Corporate Class Inc.

  100.0% - Investors Syndicate Property Corp.

  19.63% - I.G. (Rockies) Corp.

 100.0% - I.G. Investment Corp.

 80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

 100.0% - Mackenzie Inc.

 100.0% - Mackenzie Financial Corporation

  100.0% - Mackenzie Financial Charitable Foundation

  25.0% - Strategic Charitable Giving Foundation

  100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

  100.0% - Mackenzie Financial Capital Corporation

  100.0% - Multi-Class Investment Corp.

  100.0% - MMLP GP Inc.

  100.0% - Mackenzie Investment Corporation

  100.0% - Mackenzie Investments PTE. Ltd.

 97.82% - Investment Planning Counsel Inc. (and 2.18% owned by Management of IPC management)

  100.0% - IPC Investment Corporation

  100.0% - 9132-2115 Quebec Inc.

  100.0% - IPC Save Inc.

  100.0% - IPC Estate Services Inc.

  100.0% - IPC Securities Corporation

    89.23% - IPC Portfolio Services Inc. (and 10.77% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)

    100.0% - Counsel Portfolio Services Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

100.0% - Power Financial Europe B.V.

50.0% - Parjointco N.V.

75.4% - Pargesa Holding SA (55.6% capital)

100.0% - Pargesa Netherlands B.V.

      52.0% - Groupe Bruxelles Lambert (50.0% in capital)

  Capital

    7.2% - Suez Environment Company (of which 0.3% in trading)

  27.4% - Lafarge (21.0% in capital)

    6.9% - Pernod Ricard (7.5% in capital)

    0.2% - Iberdrola

100.0% - Belgian Securities B.V.

      Capital

66.2% - Imerys (56.9% in capital)

100.0% - Brussels Securities

      Capital

100.0% - Sagerpar

   3.8% - Groupe Bruxelles Lambert

100.0% - GBL Overseas Finance N.V.

100.0% - GBL Treasury Center

      Capital

      100.0% - GBL Energy S.á.r.l.

         Capital

   3.7% - Total (4.0% in capital)

   100.0% - GBL Verwaltung GmbH

   100.0% - Immobilière Rue de Namur S.á.r.l.

100.0% - GBL Verwaltung SA

      Capital

100.0% - GBL Investments Limited

100.0% - GBL R

  5.1% - GDF SUEZ (of which .2% in trading)

43.0% - ECP 1

42.4% - ECP 2

100.0% - ECP3

100.0% - Pargesa Netherlands B.V.

  100.0% - SFPG

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

  100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltée

  100.0% - La Presse, ltée

100.0% 7991347 Canada inc.

  100.0% - Gesca Ventes Média Ltée

  100.0% - Gesca Numérique Ltée

100.0% - 3855082 Canada Inc.

 100.0% - Cyberpresse inc.

100.0% - 6645119 Canada Inc.

  100.0% - Les Éditions La Presse II Inc.

  100.0% - 3819787 Canada Inc.

100.0% - 3834310 Canada Inc.

100.0% - Square Victoria Digital Properties inc.

  100.0% - 4400046 Canada Inc.

81.73% - 9059-2114 Québec Inc.

 98.36% - DuProprio Inc.

    100.0% - VR Estates Inc.

     100% - 0757075 B.C. Ltd.

    0.1% - Lower Mainland Comfree LP

     99.9% - Lower Mainland Comfree LP

    100% - Comfree Commission Free Realty Inc.

    100% - CF Real Estate First Inc.

    100% - CF Real Estate Max Inc.

    100% - CF Real Estate Ontario Inc.

    100% - CF Real Estate Maritimes Inc.

    100% - DP Immobilier Québec Inc.

  100.0% - Les Productions La Presse Télé Ltée

100.0% - La Presse Télé Ltée

      100.0% - La Presse Télé II Ltée

      100.0% - La Presse Télé III Ltée

      100.0% - La Presse Télé IV Ltée

         100.0% - Les Éditions Gesca Ltée

      100.0% - Groupe Espaces Inc.

         100.0% - Les Éditions La Presse Ltée

         100.0% - (W.illi.am) 6657443 Canada Inc.

           3.81% - Acquisio Inc.

           50.0% - Workopolis Canada

           23.61% - Tuango Inc.

           25.0% - Olive Média

       100.0% - Attitude Digitale Inc.

        100.0% - Square Victoria C.P. Holding Inc.

      33.3% - Canadian Press Enterprises Inc.

    100.0% - Broadcast News Limited

    100.0% - Press News Limited

100.0% - Pagemasters North America Inc.

        100.0% - 7575343 Canada Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

    100.0% - Power Corporation (International) Limited

        99.9% - Power Pacific Corporation Limited

        25.0% - Barrick Power Gold Corporation of China Limited

        100.0% - Power Pacific Mauritius Limited

    9.5% - Vimicro International Corporation

        0.1% - Power Pacific Equities Limited

    99.9% - Power Pacific Equities Limited

      4.3% - CITIC Pacific Limited

      5.8% - Yaolan Limited

    100.0% - Power Communications Inc.

        0.1% - Power Pacific Corporation Limited

      10.0% - China Asset Management Limited

H.	Other PCC Companies

Power Corporation of Canada

    100.0% - 152245 Canada Inc.

        100.0% - Power Tek, LLC

        100% - 3540529 Canada Inc.

    100.0% - Gelprim Inc.

    100.0% - 3121011 Canada Inc.

    100.0% - 171263 Canada Inc.

    100.0% - Victoria Square Ventures Inc.

          22.1% - Bellus Health Inc.

          25.0% Les Remparts de Québec

        100.0% - Power Energy Corporation

      58.8% - Potentia Solar Inc.

    100.0% - Power Communications Inc.

       100.0% - Brazeau River Resources Investments Inc.

    100.0% - PCC Industrial (1993) Corporation

    100.0% - Power Corporation International

    100.0% - 3249531 Canada Inc.

        100.0% - Sagard Capital Partners GP, Inc.

      100.0% - Sagard Capital Partners, L.P.

    100.0% - Power Corporation of Canada Inc.

    100.0% - Square Victoria Real Estate Inc.

    100.0% - PL S.A.

    100.0% - 4190297 Canada Inc.

      100% Sagard Capital Partners Management Corp.

      100.0% - Sagard S.A.S.

    100.0% - Marquette Communications (1997) Corporation

       3.6% - Mitel Networks Corporation

    100.0% - 4507037 Canada Inc.

    100.0% - 4524781 Canada Inc.

    100.0% - 4524799 Canada Inc.

    100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation

    100.0% - 4400003 Canada Inc.

    100.0% - 3411893 Canada Inc.

    100.0% - 3439453 Canada Inc.

    100.0% - 4507045 Canada Inc.

    100.0% - Power Financial Capital Corporation

    100.0% - 7973594 Canada Inc.

    100.0% - 7973683 Canada Inc.

    100.0% - 7974019 Canada Inc.

Item 27. Number of Contract Owners

As of March 31, 2013 there were 5,497 Contract owners; 5,497 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) “Expenses” includes counsel fees.

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b) The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by under subsection (1) of this section shall be made:

(a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-

108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2) Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A NY, COLI VUL-2 Series Account of GWL&A NY and COLI VUL-4 Series Account of GWL&A NY.

(b) Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.A. Ghazaleh	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Trading Operations
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer, Vice President and Investments Compliance Officer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Schwab	-0-	-0-	-0-	-0-
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 16th day of April 2013.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer and
Principal Financial Officer of Great-West Life & Annuity Insurance Company

BY:	GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.L. McFeetors	Chairman of the Board	April 16, 2013
R.L. McFeetors*

/s/ M.T.G. Graye	Director, President and	April 16, 2013
M.T.G. Graye	Chief Executive Officer and
Principal Financial Officer

/s/ J. Van Harmelen	Senior Vice President and	April 16, 2013
J. Van Harmelen	Controller

/s/ J.L. Bernbach	Director	April 16, 2013
J.L. Bernbach*

/s/ A. Desmarais	Director	April 16, 2013
A. Desmarais*

/s/ P. Desmarais, Jr.	Director	April 16, 2013
P. Desmarais, Jr.*

/s/ A. Louvel	Director	April 16, 2013
A. Louvel*

/s/ J.E.A. Nickerson	Director	April 16, 2013
J.E.A. Nickerson*

/s/ R.J. Orr	Director	April 16, 2013
R. J. Orr*

/s/ M. Plessis- Bélair	Director	April 16, 2013
M. Plessis-Bélair*

/s/ H.P. Rousseau	Director	April 16, 2013
H.P. Rousseau*

/s/ R. Royer	Director	April 16, 2013
R. Royer*

/s/ T.T. Ryan	Director	April 16, 2013
T.T. Ryan*

Director
J. Selitto

Director
G. Tretiak

/s/ B.E. Walsh	Director	April 16, 2013
B.E. Walsh*

*By:	/s/ R.G. Schultz
R.G. Schultz

*Attorney-in-Fact pursuant to Powers of Attorney